SEI INVESTMENTS




                                          Annual Report as of September 30, 2002



                                                 SEI Institutional Managed Trust

                                                      Tax-Managed Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                      Tax-Managed Small Cap Fund

                                                            Small Cap Value Fund

                                                           Small Cap Growth Fund

                                                                    Mid-Cap Fund

                                                       Capital Appreciation Fund

                                                              Equity Income Fund

                                                                   Balanced Fund

                                                          Core Fixed Income Fund

                                                            High Yield Bond Fund

TABLE OF CONTENTS



-------------------------------------------------------------

Management's Discussion and Analysis of Fund Performance   1
-------------------------------------------------------------
Statements of Net Assets/Schedules of Investments         19
-------------------------------------------------------------
Statement of Assets and Liabilities                       91
-------------------------------------------------------------
Statements of Operations                                  92
-------------------------------------------------------------
Statements of Changes in Net Assets                       94
-------------------------------------------------------------
Financial Highlights                                      98
-------------------------------------------------------------
Notes to Financial Statements                            100
-------------------------------------------------------------
Report of Independent Accountants                        111
-------------------------------------------------------------
Trustees and Officers of the Trust                       112
-------------------------------------------------------------
Notice to Shareholders                                   115
-------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2002



Tax-Managed Large Cap Fund



Objective

The investment objective of the Tax-Managed Large Cap Fund is capital appreciation by investing in the equity securities of large companies. The Fund attempts to maximize after-tax returns to investors through lower turnover and tax management techniques.


Strategy

With respect to this Fund, SEI Financial Management Corporation employs a multi-manager structure to gain exposure to the entire U.S. large cap market, seeking to add value through stock selection in a tax-aware framework while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise to the Fund. Alliance Capital Management, Transamerica Investment Management, Montag & Caldwell Investment Counsel, and Peregrine Capital Management invest in the large cap growth area of the market employing tax-aware trading techniques. Sanford C. Bernstein, LSV Asset Management and Equinox Capital Management invest in the large-cap value area of the market employing tax-aware trading techniques. Parametric Portfolio Associates invests in both value and growth large-cap stocks through a quantitative process and aggressively harvests tax-losses in the portfolio.


Analysis

The Tax-Managed Large Cap Fund, Class A underperformed its benchmark, the Russell 1000 Index, for the fiscal year ended September 30, 2002.

The market was unable to overcome several factors during past twelve months, including corporate accounting scandals, fraudulent activities, a lack of earnings visibility, and the threat of potential military conflicts, despite sharp rebounds following the September 11th tragedy. Large cap stocks surged in the 4th quarter of 2001 due to positive comments from leading company executives and a belief that the economy had bottomed. Both value and growth stocks posted negative returns over the past twelve months, although value stocks outperformed growth stocks on a relative basis. Household and Personal Products companies, such as Procter & Gamble, and Consumer Durables, including Pulte Homes, were some areas of refuge during the fiscal year.

The Fund's relative underperformance was driven by difficult stock selection partially offset by strong industry positioning. The Fund benefited from both underweight positions in Pharmaceuticals and Telecom Services and an overweight position in Transportation. The relative performance was negatively impacted principally due to Worldcom, AOL Time Warner, El Paso, and Home Depot as investors challenged both the integrity of corporate America and the likelihood of an economic rebound.

Montag & Caldwell Investment Counsel was added as a growth sub-adviser to the Fund. The addition was made due to the complementary nature of their investment process, thereby adding further diversification in the multi-manager structure.


Tax-Managed Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                    Annualized  Annualized
                           One Year     3 Year   Inception
                             Return     Return     to Date
--------------------------------------------------------------------------------
Tax-Managed Large Cap Fund,
Class A                     -20.44%    -15.39%      -5.49%
--------------------------------------------------------------------------------
Tax-Managed Large Cap Fund,
Class Y                         N/A        N/A     -28.05%*
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A, versus the Russell 1000 Index

[LINE GRAPH OMITTED]
                Tax-Managed Large Cap Fund, Class A           Russell 1000 Index
3/31/98         $10,000                                       $10,000
9/30/98           9,151                                         9,194
9/30/99          12,134                                        11,674
9/30/00          13,185                                        13,753
9/30/01           9,240                                         9,844
9/30/02           7,351                                         7,924

1 For the period ended September 30, 2002. Past performance is no indication of future performance. The performance of Class Y Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class Y shareholders. Class A Shares were offered beginning 3/5/98 and Class Y Shares were offered beginning 4/8/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
* Not Annualized.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002           1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2002



Large Cap Value Fund



Objective

The investment objective of Large Cap Value Fund is long-term growth of capital and income by investing in the equity securities of large companies. The Fund invests primarily in a diversified portfolio of high quality, income producing common stocks, which in the adviser's opinion, are undervalued in the marketplace at the time of purchase.


Strategy

With respect to this Fund, SEI Financial Management Corporation employs a multi-manager structure to gain exposure to the entire large cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its four sub-advisers, each of whom has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise or sub-style to the Fund. Deustche Asset Management Associates invests in large cap value stocks that are representative of the market. LSV Asset Management invests in companies trading at deep discounts to their intrinsic value. Sanford C. Bernstein incorporates intensive fundamental research to invest in undervalued stocks where there is a relationship between the current price, its future earnings power and dividend producing capability. Iridian Asset Management identifies potential catalysts of "corporate change" and buys undervalued companies that they expect will benefit from the change, and are therefore poised for growth. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.


Analysis

The Large Cap Value Fund, Class A underperformed its benchmark, the Russell 1000 Value Index, for the fiscal year ended September 30, 2002.

The market was unable to overcome several factors during past twelve months, including corporate accounting scandals, fraudulent activities, a lack of earnings visibility, and the threat of potential military conflicts, despite sharp rebounds following the September 11th tragedy. Value indices significantly outperformed growth indices while both posted negative absolute returns. There was virtually no safe haven in value areas over the past twelve months, with the exception of aerospace and defense industries.

The relative performance of the Fund was principally hurt by stock selection in the Telecom Services, Capital Goods, and Insurance industries. Specific companies included Worldcom, Tyco International, and Aon. The Fund's overall underweight positioning in Telecom Services and overweight position in Health Care Equipment helped mitigate this impact.


Large Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                            Annualized Annualized Annualized
                    One Year    3 Year     5 Year  Inception
                      Return    Return     Return    to Date
--------------------------------------------------------------------------------
Large Cap Value Fund,
Class A              -18.06%    -6.68%     -1.26%      9.30%
--------------------------------------------------------------------------------
Large Cap Value Fund,
Synthetic Class I    -18.24%    -6.75%     -1.30%      9.27%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Large Cap Value Fund, Class A and Synthetic Class I, versus the Russell 1000 Value Index, the S&P 500 Composite Index, and the S&P 500/BARRA Value Index

[LINE GRAPH OMITTED]

              Large Cap Value    Large Cap Value Fund,       Russell 1000         S&P 500                 S&P 500/BARRA
              Fund, Class A      Synthetic Class I           Value Index          Composite Index         Value Index
10/31/94      $10,000               $10,000                    $10,000              $10,000                 $10,000
9/30/95        12,422                12,422                     12,593               12,685                  12,498
9/30/96        14,699                14,699                     14,854               15,263                  14,829
9/30/97        21,184                21,184                     21,138               21,434                  20,643
9/30/98        20,888                20,888                     21,897               23,375                  20,604
9/30/99        24,466                24,466                     25,996               29,874                  25,028
9/30/00        25,559                25,559                     28,312               33,841                  28,469
9/30/01        24,261                24,261                     25,790               24,833                  23,661
9/30/02        19,879                19,836                     21,418               19,744                  18,396


1 For the period ended September 30, 2002. Past performance is no indication of future performance. The performance indicated above for Class A Shares begins on October 3, 1994 at which time Mellon Equity Associates acted as investment adviser to the Fund. Previous periods during which the Fund was advised by another investment adviser are not shown. Class I Shares performance for the period prior to August 6, 2001 is synthetic performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/3/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
2           SEI Institutional Managed Trust / Annual Report / September 30, 2002

Large Cap Growth Fund



Objective

The investment objective of the Large Cap Growth Fund is capital appreciation by investing in the equity securities of large companies. The Fund invests in the securities of issuers believed to possess significant growth potential.


Strategy

With respect to this Fund, SEI Financial Management Corporation employs a multi-manager structure to gain exposure to the entire large cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise or sub-style to the Fund. Alliance Capital Management invests in large cap growth stocks that have attractive relative growth rates and are trading at reasonable valuations. McKinley invests in large cap stocks that have accelerating earnings and are exhibiting relative price strength. Montag & Caldwell invests in large cap stocks that exhibit accelerating earnings, are trading at a discount to fair value and are financially stable. Peregrine Capital Management invests in large cap stocks that have sustainable above-average growth over the next five to seven years. Transamerica Investment Management invests in mid-cap and large-cap stocks that are attractively valued from a cash flow basis and have strong prospects for organic growth in the future. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.


Analysis

The Large Cap Growth Fund, Class A outperformed its benchmark, the Russell 1000 Growth Index, for the fiscal year ended September 30, 2002.

The market was unable to overcome several factors during past twelve months, including corporate accounting scandals, fraudulent activities, a lack of earnings, visibility, and the threat of potential military conflicts. These factors weakened investor confidence and overshadowed recovering corporate profits, a strong consumer and low interest rates. Specific industry performance for the year mirrored the positive and negative factors driving the market. Industries relying on capital spending such as technology and telecommunications lagged the broader benchmark. The utility industry also stumbled as it continued to struggle with the Enron bankruptcy and tight capital markets. Performing well were industries benefiting from a resilient consumer such as household products and food & beverages. These industries also acted as a safe haven to investors spooked by accounting fraud due to their visible financial statements.

The Fund performed in line with the benchmark as the benefit from an underweight to capital spending related industries was offset by our underweight to industries benefiting from investor anxiety. The Fund is underweight the computer hardware, semiconductor, and software industries as well as brewers, household products and soft drink industries. The Fund's overweight to data processors, diversified financials, broadcasting & cable and wireless communication equipment benefited returns. Positions in Tyco International, Verisign, Comcast, COX Communications and Qualcomm all detracted from results. Moody's, United Parcel Service, Expeditors International Washington, First Data and Tenet Healthcare all positively contributed.

During the year Duncan-Hurst Capital Management was replaced with McKinley Capital Management and a fifth manager was added to improve the structure of the Fund. This addition of Montag & Caldwell improves the structure of the Fund by giving the Fund consistent exposure to stocks that have accelerating earnings, meet stringent financial quality criteria and are attractively valued using a dividend discount model.






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002           3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2002



Large Cap Growth Fund (Concluded)


Large Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                               Annualized Annualized Annualized
                       One Year    3 Year     5 Year  Inception
                         Return    Return     Return    to Date
--------------------------------------------------------------------------------
Large Cap Growth Fund,
Class A                 -22.47%   -20.86%     -5.85%      6.68%
--------------------------------------------------------------------------------
Large Cap Growth Fund,
Synthetic Class I       -22.73%   -20.97%     -5.93%      6.62%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Large Cap Growth Fund, Class A and Synthetic Class I, versus the Russell 1000 Growth Index, and the S&P 500/BARRA Growth Index

[LINE GRAPH OMITTED]

             Large Cap Growth  Large Cap Growth Fund,     Russell 1000      S&P 500/BARRA
             Fund, Class A     Synthetic Class I          Growth Index      Growth Index
12/31/94     $10,000           $10,000                    $10,000           $10,000
9/30/95       12,751            12,751                     13,123            13,079
9/30/96       15,377            15,377                     15,931            15,964
9/30/97       22,196            22,196                     21,714            22,586
9/30/98       24,049            24,049                     24,124            26,690
9/30/99       33,126            33,126                     32,532            35,602
9/30/00       43,286            43,285                     40,154            39,888
9/30/01       21,175            21,167                     21,828            25,648
9/30/02       16,417            16,355                     16,914            20,683

1 For the period ended September 30, 2002. Past performance is no indication of future performance. Class I Shares performance for the period prior to August 6, 2001 is synthetic performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



--------------------------------------------------------------------------------
4           SEI Institutional Managed Trust / Annual Report / September 30, 2002

Tax-Managed Small Cap Fund



Objective

The investment objective of the Tax-Managed Small Cap Fund is capital appreciation by investing in the equity securities of small companies. The Fund attempts to maximize after-tax returns to investors through lower turnover and tax management techniques.


Strategy

With respect to this Fund, SEI Financial Management Corporation employs a multi-manager structure to gain exposure to the entire small/mid cap universe, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Tax-Managed Small Cap Fund is jointly sub-advised by five investment managers. Assets of the Fund are strategically allocated among the five sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. The fund is sub-advised by McKinley Capital Management, Sawgrass Asset Management, David J. Greene & Company, Sterling Capital Management, and LSV Asset Management. McKinley emphasizes acceleration of the growth rate of companies relative to the market's expectations and companies with positive earnings surprises. Sawgrass invests in companies with strong earnings momentum, rising analyst earnings expectations, and companies with positive earnings surprises. DJG looks for undervalued securities that are misunderstood by the marketplace. Sterling focuses on core value investing -- using four proprietary models, which leads to a well-diversified portfolio. LSV disciplined proprietary screening model ranks stocks based on price to book, price to cash flow, past sales performance, and likelihood of near-term appreciation.


Analysis

The Tax-Managed Small Cap Fund, Class A outperformed its benchmark, the Russell 2500 Index, for the fiscal year ended September 30, 2002.

For the 12-month period, the small/mid cap universe of stocks, represented by the Russell 2500 Index, was the best performing style-neutral equity index, outperforming their small and large cap counterparts for the 12-month period ending September 2002. Markets in general have been very volatile over the last year. Growth stocks in particular have been on a roller coaster ride. The Russell 2500 Index was up sharply in the fourth quarter of 2001 (+26%) followed by a sell off of stocks in the first three quarters of calendar 2002. The sell off initiated in higher growth areas of technology and biotech stocks and widened to a broad sell off in the quarter ended September 2002. For the year ended September 2002 areas such as healthcare and technology were down 22% and 34% in the benchmark while financials continued to do well being up 6% in the period. In general stocks particularly hit hard during the period were stocks with long-term growth expectations as the recovery in the economy in general and corporate spending in particular has not materialized. Technology continued to be hurt by the poor fundamental outlook and shaken confidence of investors. Healthcare, especially biotech stocks, was hurt by the continued unsettled situation of a commissioner vacancy at the FDA. Stocks with poor accounting transparency also performed poorly, as the unfolding of the Enron and WorldCom scandals continued. On the other hand, the market continued to reward defensive stocks. Financials such as regional banks and REITs performed relatively well as consumers continued to refinance with local banks and the high dividend nature of REITs provided a safe haven for investors.

The Fund's outperformance relative to the benchmark was driven primarily by stock selection, specifically in commercial services and supplies, electronic equipment and Instruments and household durables. A few examples of the strong performers were Pittston, Teledyne Technologies and Harman International Industries. Slightly offsetting the positive stock selection was an underweight to REITs. As indicated, REITs performed well as investors fled to the safety of investments perceived as safe havens, however our managers feel they are somewhat overvalued based recent performance. Two of the five sub-advisers to the fund, DJG and Sterling, underperformed their respective style benchmarks for the one year ending September 30, 2002. Both Sterling and DJG processes focus on identifying securities selling at a discount to their intrinsic value,






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002           5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2002



Tax-Managed Small Cap Fund (Concluded)


which tends to lead them to invest in the more cyclical areas of the market such as technology and industrials, areas which continue to be penalized as corporate spending has slowed. DJG and Sterling have maintained exposures consistent with expectations and will tend to underperform during an extended cyclical downturn.

The Fund is positioned to capture the opportunities in the small/mid cap area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2500 Index in order to control unnecessary risks and put the focus on stock selection from the specialist sub-advisors.


Tax-Managed Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                   Annualized
                                        One Year    Inception
                                          Return      to Date
--------------------------------------------------------------------------------
Tax-Managed Small Cap Fund, Class A       -7.48%      -13.67%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Management Trust Tax-Managed Small Cap Fund, Class A, versus the Russell 2500 Index

[LINE GRAPH OMITTED]

           Tax-Managed SmallCap Fund, Class A  Russell 2500 Index
10/31/00   $10,000                             $10,000
09/30/01     8,156                               8,351
09/30/02     7,546                               7,729

1 For the period ended September 30, 2002. Past performance is no indication of future performance. Fund shares were offered beginning 10/31/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower



--------------------------------------------------------------------------------
6           SEI Institutional Managed Trust / Annual Report / September 30, 2002

Small Cap Value Fund



Objective

The investment objective of Small Cap Value Fund is capital appreciation by investing in equity securities of smaller companies. The Fund invests in the stocks of companies whose prices appear low relative to certain fundamental characteristics such as earnings, book value or return on capital.


Strategy

With respect to this Fund, SEI Financial Management Corporation employs a multi-manager structure to gain exposure to the entire small cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Value Fund is jointly sub-advised by six investment managers. Assets of the Fund are strategically allocated among its six sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-advisor contributes a particular expertise or sub-style to the Fund. Using a bottom-up process, Artisan Partners seeks to identify companies which are currently trading below the intrinsic value of the business that have little or no institutional following. Chartwell Investment Partners is a value manager that seeks to identify companies that have high growth potential and are at low valuations relative to their historical levels. David J. Greene and Company invests in complex multi-segment businesses often possessing several growth areas masked by a slower growing parent. LSV Asset Management invests in companies trading at deep discounts to their intrinsic value that have exhibited some catalyst to turn around performance. Security Capital Global Capital Management Group (Security Capital) is a Real Estate Investment Trust specialist seeking out publicly traded real estate investment opportunities that provide an attractive valuation to growth relationship. Sterling Capital Management (Sterling) invests in leading businesses that generate substantial free cash flow with attractive reinvestment opportunities. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.


Analysis

The Small Cap Value Fund, Class A underperformed its benchmark, the Russell 2000 Value Index, for the fiscal year ended September 30, 2002.

The divergence of performance between growth and value stocks continued to manifested itself during the year ended September 30, 2002. Markets in general have been very volatile over the last year. However, value stocks held up better than their growth counterparts as the market continued to reward defensive stocks. In particular, financials such as regional banks and REITs performed relatively well as consumers continued to refinance with local banks and the high dividend nature of REITs provided a safe haven for investors. On the other hand, although the Russell 2000 Value Index was up sharply in the fourth quarter of 2001 (+26%) that was followed by a sell off of stocks in the first three quarters of calendar 2002. The sell off initiated in higher growth areas of technology and biotech stocks and widened to a broad sell off in the quarter ended September 2002. For the year ended September 2002 areas such as healthcare and technology were down 22% and 29% in the benchmark while financials continued to do well being up 8% in the period. In general stocks particularly hit hard during the period were stocks with long-term growth expectations as the recovery in the economy in general and corporate spending in particular has not materialized. Technology continued to be hurt by the poor fundamental outlook and shaken confidence of investors. Healthcare, especially biotech stocks, was hurt by the continued unsettled situation of a commissioner vacancy at the FDA. Stocks with poor accounting transparency also performed poorly, as the unfolding of the Enron and WorldCom scandals continued.

Performance within the Fund was driven by broad based stock selection while relative industry positioning slightly offset the positive performance. Strong stock selection was evident in areas such as household durables, insurance and wireless telecomm services. Examples of strong performers include American Greetings, Arch Capital Group and Telephone & Data Systems. The Fund was hurt by its underweight to financial stocks particularly regional banks. Sterling and DJ Greene underperformed the benchmark over the period.






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002           7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2002



Small Cap Value Fund (Concluded)


Sterling's intermediate investment horizon had positioned them to overweight consumer discretionary and material stocks in anticipation of an economic recovery. DJ Greene's process focuses on identifying securities selling at a discount to their intrinsic value, which tends to lead them to invest in non-traditional value stocks, such as distressed technology stocks. Those areas all continued to perform poorly as the fiscal year came to a close.

The Fund is positioned to capture the opportunities in the small cap value area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2000 Value Index in order to control unnecessary risks and put the focus on stock selection from the specialist sub-advisors.

Small Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                             Annualized Annualized Annualized
                   One Year      3 Year     5 Year  Inception
                     Return      Return     Return    to Date
--------------------------------------------------------------------------------
Small Cap Value Fund,
Class A              -2.20%       5.29%      1.03%     10.00%
--------------------------------------------------------------------------------
Small Cap Value Fund,
Synthetic Class I    -2.28%       5.26%      1.01%      9.98%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Small Cap Value Fund, Class A and Synthetic Class I, versus the Russell 2000 Value Index


[LINE GRAPH OMITTED]
                 Small Cap Value Small Cap Value Fund,   Russell 2000
                 Fund, Class A   Synthetic Class I       Value Index
12/31/94         $10,000         $10,000                 $10,000
9/30/95           11,889          11,889                  12,219
9/30/96           13,180          13,180                  13,866
9/30/97           19,396          19,396                  19,780
9/30/98           16,742          16,742                  17,250
9/30/99           17,491          17,491                  18,255
9/30/00           20,244          20,244                  21,059
9/30/01           20,876          20,876                  22,241
9/30/02           20,416          20,400                  21,916





1 For the period ended September 30, 2002. Past performance is no indication of future performance. Class I Shares performance for the period prior to February 11, 2002 is synthetic performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 2/11/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
8           SEI Institutional Managed Trust / Annual Report / September 30, 2002

Small Cap Growth Fund



Objective

The investment objective of Small Cap Growth Fund is long-term capital appreciation by investing in equity securities of smaller companies. The Fund invests in the stocks of companies that are in an early stage or at a transitional point in their development and have demonstrated or have potential for above average capital growth.


Strategy

With respect to this Fund, SEI Financial Management Corporation employs a multi-manager structure to gain exposure to the entire small cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Growth Fund is jointly sub-advised by six investment managers. Assets of the Fund are strategically allocated among its six sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Mazama Capital Management (Mazama) invests primarily in stocks entering extended periods of growth not yet understood by the market. Nicholas-Applegate Capital Management (NACM) screens stocks for high and accelerated earnings growth and then selects those with attractive current prices relative to sustainable cash flow. RS Investment Management (RSIM) pursues an investment strategy that focuses on emerging growth companies that exhibit very high revenue growth. Sawgrass Asset Management (Sawgrass) seeks to invest in companies that exhibit reasonable relative valuations, strong earnings momentum and rising analyst expectations. Wall Street Associates (WSA) seeks out small cap stocks with long-term earnings growth potential. Wellington Management Company focuses on companies that demonstrate growth at reasonable prices. Wellington Management Company was added to the strategy in March 2002. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.


Analysis

The Small Cap Growth Fund, Class A underperformed its benchmark, the Russell 2000 Growth Index, for the fiscal year ended September 30, 2002.


Markets in general have been very volatile over the last year. Growth stocks in particular have been on a roller coaster ride. The Russell 2000 Growth Index was up sharply in the fourth quarter of 2001 (+26%) followed by a sell off of stocks in the first three quarters of calendar 2002. The sell off initiated in higher growth areas of technology and biotech stocks and widened to a broad sell off in the quarter ended September 2002. For the year ended September 2002 areas such as healthcare and technology were down 31% and 38% in the benchmark while financials continued to do well being up 11% in the period. In general stocks particularly hit hard during the period were stocks with long-term growth expectations as the recovery in the economy in general and corporate spending in particular has not materialized. Technology continued to be hurt by the poor fundamental outlook and shaken confidence of investors. Healthcare, especially biotech stocks, was hurt by the continued unsettled situation of a commissioner vacancy at the FDA. Stocks with poor accounting transparency also performed poorly, as the unfolding of the Enron and WorldCom scandals continued. On the other hand, the market continued to reward defensive stocks. Financials such as regional banks and REITs performed relatively well as consumers continued to refinance with local banks and the high dividend nature of REITs provided a safe haven for investors.

Active industry weights drove most of the fund's under performance. In particular, small over weighting positions to industries such as biotechnology, healthcare distribution and facilities, semiconductors, and software hurt performance. Similarly small under weighting positions to regional banks, REITs, and oil & gas exploration also hurt performance. With the recent volatility experienced in the marketplace small relative positions had a meaningful impact on performance. Although impacted by industry positioning, the Fund was able to demonstrate strong stock selection in several areas including retail, commercial services, software, semiconductors. Names like Coach, Chico's FAS, William Sonoma, Petsmart, Ticketmaster, Pixar, Fresh Del Monte Produce, Career Education, FTI Consulting, Handspring, Expedia, Overture Services, Omnivision Technologies, and Red Hat. All managers except, RS Investments performed in line with the benchmark over the period. RSIM's investment process was very much out of favor for the last three quarters of the fiscal year. Their focus on emerging growth companies with high revenue growth was very much




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002           9

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2002



Small Cap Growth Fund (Concluded)


out of favor as current period earnings visibility performed well within the market.

The Fund is positioned for an economic turnaround with slight overweights to consumer discretionary and technology. It is also positioned for the ongoing secular growth of health care. Current valuations within tech and biotechnology are attractive from a historical basis and the two areas may be ready for a strong bounce back as witnessed in the fourth quarter of 2001. The recent increase in M&A activity by both financial and strategic players may also be the catalyst to unlock valuations from the current depressed levels. The Fund is positioned favorably if the trend fully materializes.


Small Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                          Annualized Annualized Annualized Annualized
                 One Year     3 Year     5 Year    10 Year  Inception
                   Return     Return     Return     Return    to Date
--------------------------------------------------------------------------------
Small Cap Growth Fund,
Class A           -22.11%    -11.57%     -4.67%      8.62%      8.91%
--------------------------------------------------------------------------------
Small Cap Growth Fund,
Synthetic Class I -22.35%    -11.66%     -4.73%      8.59%      8.88%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Small-Cap Growth Fund, Class A and Synthetic Class I, versus the Russell 2000 Growth Index, the S&P 500 Composite Index, and the Wilshire Target Small Growth Index


[LINE GRAPH OMITTED]

             Small-Cap Growth   Small-Cap Growth Fund,     Russell 2000      S&P 500              Wilshire Target Small
             Fund, Class A      Synthetic Class I          Growth Index      Composite Index      Growth Index
9/30/92      $10,000            $10,000                    $10,000           $10,000              $10,000
9/30/93       13,781             13,781                     12,918            11,294               13,603
9/30/94       13,813             13,813                     13,032            11,711               13,946
9/30/95       19,566             19,566                     16,704            15,189               18,927
9/30/96       24,762             24,762                     18,810            18,275               21,180
9/30/97       29,029             29,029                     23,203            25,664               27,540
9/30/98       21,328             21,328                     17,441            27,989               20,233
9/30/99       33,058             33,058                     23,133            35,770               23,610
9/30/00       51,332             51,332                     29,994            40,520               29,832
9/30/01       29,346             29,346                     17,219            29,734               22,541
9/30/02       22,858             22,788                     14,092            23,641               22,931


1 For the period ended September 30, 2002. Past performance is no indication of future performance. Class I Shares performance for the period prior to August 6, 2001 is synthetic performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 4/20/92 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would been lower.


--------------------------------------------------------------------------------
10          SEI Institutional Managed Trust / Annual Report / September 30, 2002

Mid-Cap Fund



Objective

The investment objective of Mid-Cap Fund is long-term capital appreciation by investing primarily in equity securities of mid-sized companies.


Strategy

The Mid Cap Fund's fully invested, industry neutral approach to managing domestic equities emphasizes individual stock selection rather than industry or style bets. This philosophy results in a Fund which will tend to have a lower than average price-to-earnings ratio, and a lower than average price-to-book ratio.


Analysis

The Mid-Cap Fund, Class A outperformed its benchmark, the Russell Mid-Cap Index, for the fiscal year ended September 30, 2002.

As the stock markets fell during the last twelve months, investors continued to rotate out of high-valuation growth companies and into stocks with more reasonable valuations. The Fund benefited from this trend by continuing to invest in companies with low P/E and P/B ratios. The Fund's strong relative performance was due to primarily to stock selection.
The Fund's sector positioning contributed slightly to the performance.

Stock selection was solid in most sectors. In the health care sector, the Fund benefited from its pharmaceuticals and biotech holdings. A few examples of stocks in these industries that added value are Genzyme and Andrx. In the financials sector, real estate positions such as General Growth Properties and Hospitality Properties Trust gained over 50% in the preceding twelve months. In the insurance industry, an overweight to companies such as Protective Life and Old Republic International helped. Another sector that added value during the prior year was the consumer discretionary sector. Within this sector, stock selection was especially strong in the consumer durables industry as well as the hotels & restaurants industry.

Going forward the portfolio will continue to be broadly diversified across all sectors and will provide exposure to mid cap stocks in the domestic equity stock market.


Mid-Cap Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                              Annualized Annualized Annualized
                     One Year     3 Year     5 Year  Inception
                       Return     Return     Return    to Date
--------------------------------------------------------------------------------
Mid-Cap Fund, Class A  -3.34%     -0.40%     -0.52%      8.32%
--------------------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Mid-Cap Fund, Class A, versus the Russell Mid-Cap Index, the S&P 500 Composite Index, and the Wilshire Target Mid-Cap Growth Index

[LINE GRAPH OMITTED]

             Mid Cap Fund,         Russell Mid-Cap     S&P 500              Wilshire Target Mid-Cap
             Class A               Index               Composite Index      Growth Index
2/28/93      $10,000               $10,000             $10,000              $10,000
9/30/93       11,779                11,049              10,522               11,217
9/30/94       10,825                11,232              10,910               11,878
9/30/95       12,966                14,274              14,151               16,119
9/30/96       15,045                16,564              17,026               18,597
9/30/97       21,534                22,370              23,910               23,423
9/30/98       18,215                21,025              26,076               18,368
9/30/99       21,226                25,115              33,325               22,516
9/30/00       26,987                33,056              37,751               28,588
9/30/01       21,700                25,665              27,701               20,038
9/30/02       20,976                23,362              22,025               18,324

1 For the period ended September 30, 2002. Past performance is no indication of future performance. Fund shares were offered beginning 2/16/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          11

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2002



Capital Appreciation Fund



Objective

The investment objective of the Capital Appreciation Fund is capital appreciation by investing in the equity securities of large companies.


Strategy

The investment management process followed by the sub-adviser seeks to identify stocks, which it believes will deliver superior sustainable growth. The sub-advisor invests in primarily large-cap stocks that are attractively valued from a cash flow basis and have strong prospects for organic growth in the future.


Analysis

The Capital Appreciation Fund, Class A underperformed its benchmark, the S&P 500 Composite Index, for the fiscal year ended September 30, 2002.

The market was unable to overcome several factors during past twelve months, including corporate accounting scandals, fraudulent activities, a lack of earnings, visibility, and the threat of potential military conflicts. These factors weakened investor confidence and overshadowed recovering corporate profits, a strong consumer and low interest rates. Specific industry performance for the year mirrored the positive and negative factors driving the market. Industries relying on capital spending such as technology and telecommunications lagged the broader benchmark. The utility industry also stumbled as it continued to struggle with the Enron bankruptcy and tight capital markets. Performing well were industries benefiting from a resilient consumer such as household products and food & beverages. These industries also acted as a safe haven to investors spooked by accounting fraud due to their visible financial statements.

The Fund benefited from an underweight to the pharmaceutical industry as pharmaceuticals continue to struggle with shrinking product pipelines. Strong stock selection in financial services was buoyed by an overweight to Moody's. Expeditors International and United Parcel Service also positively contributed. Qualcomm and Verisign detracted from results as did an overweight to the cable industry.


Capital Appreciation Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                         Annualized Annualized Annualized Annualized
                One Year     3 Year     5 Year    10 Year  Inception
                  Return     Return     Return     Return    to Date
--------------------------------------------------------------------------------
Capital Appreciation
Fund, Class A    -21.29%    -21.53%     -8.62%      3.48%      7.10%
--------------------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Capital Appreciation Fund, Class A, versus the S&P 500 Composite Index, and the S&P 500/BARRA Growth Index

[LINE GRAPH OMITTED]

               Capital Appreciation Fund,   S&P 500 Composite    S&P 500/BARRA
               Class A                      Index                Growth Index
9/30/92        $10,000                      $10,000              $10,000
9/30/93         11,351                       11,294               10,356
9/30/94         11,340                       11,711               11,071
9/30/95         13,496                       15,189               14,578
9/30/96         16,484                       18,275               17,794
9/30/97         22,092                       25,664               25,174
9/30/98         23,656                       27,990               29,749
9/30/99         29,128                       35,770               39,682
9/30/00         34,505                       40,520               44,459
9/30/01         17,884                       29,634               28,587
9/30/02         14,077                       23,641               23,053

1 For the period ended September 30, 2002. Past performance is no indication of future performance. Fund shares were offered beginning 3/1/88. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements.



--------------------------------------------------------------------------------
12          SEI Institutional Managed Trust / Annual Report / September 30, 2002

Equity Income Fund



Objective

The investment objective of Equity Income Fund is current income and long-term growth of capital through a diversified portfolio of common stocks. The Fund invests in securities that have a high current yield and a low level of volatility relative to the market while participating in rising markets.


Strategy

The investment management process followed by the sub-adviser emphasizes current income. The Fund is managed to provide a yield that is approximately 120 to 200 basis points above the yield on the S&P 500 Value Index. Securities that have favorable long-term fundamental characteristics are selected for the Fund when their current yields are at the upper end of their historical yield ranges. When the price of a stock rises sufficiently to cause its yield to drop to the lower end of this historical range, the security is a candidate to be sold. The yield of a security might vary between its buy and sell range over a three or four year cycle, and the turnover of the Fund is typically a low 30% per year.


Analysis

The Equity Income Fund, Class A outperformed its benchmark, the S&P 500/BARRA Value Index, for the fiscal year ended September 30, 2002.

The last twelve months were a difficult investment environment for all investment styles. While most stocks had negative returns for the period, growth stocks with little or negative earnings continue to fare the worst. The large cap companies that outperformed last year were usually the more conservative companies that have a history of steady earnings and pay a dividend. These are the types of companies in this Fund. The Fund's performance relative to the benchmark was driven not only by the stocks in the portfolio, but also from the avoidance of stocks in the benchmark that did not pay dividends.

Stock selection contributed positively across all sectors except for the health care sector and basic materials sector. In the industrials sector, an overweight to 3M and United Technologies helped. Positions in computer hardware companies, Compaq Computer and Apple Computer contributed to stock selection in the technology sector. Good stock selection within the financials sector had a positive impact on the portfolio's relative performance, especially in the REIT industry. The portfolio benefited from the capital appreciation of these stocks and their higher than average yields. Stock selection in the health care sector was hurt by holdings such as Baxter International and Wyeth. In the basic materials sector, a slight over-weight to Alcoa which fell 37%, detracted from performance.

Going forward, the portfolio's diversification into mostly defensive positions is expected to protect it in declining markets, although it is not likely to fully participate when the market recovers.


Equity Income Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                         Annualized Annualized Annualized Annualized
                One Year     3 Year     5 Year    10 Year  Inception
                  Return     Return     Return     Return    to Date
--------------------------------------------------------------------------------
EquityIncome
Fund, Class A     -18.49%    -9.07%     -2.51%      7.31%      9.03%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Equity Income Fund, Class A, versus the Russell 1000 Value Index, the S&P 500/BARRA Value Index, and the S&P 500 Composite Index

[LINE GRAPH OMITTED]
         Equity Income     Russell 1000     S&P 500/BARRA         S&P 500
         Fund, Class A     Value Index      Value Index       Composite Index
9/30/92     $10,000           $10,000          $10,000           $10,000
9/30/93      11,734            12,536           11,294            12,251
9/30/94      11,860            12,451           11,711            12,318
9/30/95      14,587            15,898           15,189            15,731
9/30/96      17,238            18,752           18,275            18,664
9/30/97      23,006            26,686           25,664            25,983
9/30/98      23,353            27,644           27,989            25,933
9/30/99      26,938            32,819           35,770            31,501
9/30/00      28,715            35,743           40,520            35,833
9/30/01      24,850            32,559           29,734            29,780
9/30/02      20,256            27,040           23,641            23,154

1 For the period ended September 30, 2002. Past performance is no indication of future performance. Fund shares were offered beginning 6/2/88. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain period reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          13

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2002



Balanced Fund



Objective

The investment objective of Balanced Fund is total return while preserving capital by investing in a combination of common stocks and fixed income securities.


Strategy

The manager views equities as the primary source of return in balanced portfolios, with fixed income instruments primarily providing stability and diversification. The Fund's equity exposure is comprised of growth stocks, which the sub-adviser believes will have superior sustainable growth. The sub-advisor invests in primarily large-cap stocks that are attractively valued from a cash flow basis and have strong prospects for organic growth in the future. Fixed income selection attempts to provide fund stability and incremental return by identifying inexpensive areas of the yield curve and improving corporate credits.


Analysis

The Balanced Fund, Class A underperformed its aggregate benchmark for the fiscal year ended September 30, 2002.

The fiscal year ending September 30th, 2002 was plagued with corporate fraud, weak capital spending, and the war on terrorism. These three factors weakened investor confidence and overshadowed recovering corporate profits, a strong consumer and low interest rates. Specific industry performance for the year mirrored the positive and negative factors driving the market. Industries relying on capital spending such as technology and telecommunications lagged the broader benchmark. The utility industry also stumbled as it continued to struggle with the Enron bankruptcy and tight capital markets. Performing well were industries benefiting from a resilient consumer such as household products and food & beverages. These industries also acted as a safe haven to investors spooked by accounting fraud due to their visible financial statements.

The equity portion of the Fund benefited from over weights to publishing, auto parts and an underweight to telecommunications. Lowe's, Harley-Davidson, W.W. Grainger positively contributed; while, VeriSign, Qualcomm and Plum Creek Timber negatively contributed.



The fixed income allocation of the Fund was a much-needed diversifier to equity volatility during the previous twelve months. Fixed Income securities benefited as investors fled the equity markets and sought a safe haven from geopolitical events and falling equity markets.


Balanced Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                         Annualized Annualized Annualized Annualized
                One Year     3 Year     5 Year    10 Year  Inception
                  Return     Return     Return     Return    to Date
--------------------------------------------------------------------------------
Balanced Fund,
Class A           -8.12%    -11.26%      3.17%      4.32%      5.57%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Balanced Fund, Class A, versus the S&P 500 Composite Index, the Lehman Gov't./Credit Index, and the S&P 500/BARRA Growth Index

[LINE GRAPH OMITTED]

           Balanced Fund, Class A     S&P 500 Composite Index     Lehman Gov't./Credit Index   S&P 500/BARRA Growth Index
9/30/92    $10,000                    $10,000                     $10,000                      $10,000
9/30/93     11,449                     11,294                      11,146                       10,356
9/30/94     11,077                     11,711                      10,685                       11,071
9/30/95     12,744                     15,189                      12,218                       14,578
9/30/96     14,657                     18,275                      12,769                       17,794
9/30/97     17,937                     15,664                      13,993                       25,174
9/30/98     19,639                     27,989                      15,790                       29,749
9/30/99     21,843                     35,770                      15,534                       39,682
9/30/00     23,848                     40,520                      16,578                       44,459
9/30/01     16,615                     29,734                      18,762                       28,587
9/30/02     15,266                     23,641                      20,488                       23,053




--------------------------------------------------------------------------------
14          SEI Institutional Managed Trust / Annual Report / September 30, 2002

Core Fixed Income Fund



Objective

The investment objective of Core Fixed Income Fund is current income and preservation of capital by investing in investment grade U.S. fixed income securities.


Strategy

The Core Fixed Income Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.


Analysis

The Core Fixed Income Fund, Class A underperformed its benchmark, the Lehman Aggregate Bond Index, for the fiscal year ended September 30, 2002.

Performance was negatively impacted by a yield curve steepening, an overweight to credit, and issue selection within the credit sector. Meanwhile, the Fund was positively impacted by a longer duration posture, an allocation to Treasury Inflation Protected Securities (TIPS), and an overweight to high quality spread product (i.e. Agencies & MBS) early in the fiscal year.

Bond investors experienced high nominal returns and significant volatility during the fiscal year amid an uncertain economic picture, a dramatic deterioration in the equity markets, high-profile corporate accounting scandals and the evolving war on terrorism. The period began with the economy still reeling from the September 11th tragedy and the Federal Reserve still eager to add liquidity into the market. The policy makers reduced the Federal Funds rate an additional 1.25% into year-end 2001, capping an unprecedented easing campaign in response to the weakening economy. Economic data remained mixed throughout the period as the manufacturing sector suffered while consumer confidence remained stalwart. Interest rates followed the roller coaster of economic expectations, as increasing optimism mid-period gave way to overwhelming pessimism thanks to possible military action in Iraq and increased investor risk aversion. The Fund's longer duration position added to performance for the period as rates finished roughly 1.00% lower. Yield curve positioning, however, detracted from performance as the curve steepened over 40bps as Federal Reserve adopted a bias for lower rates in August and the equity markets headed for a third consecutive year of negative performance. The Fund maintained an roughly 5% allocation to Treasury Inflation Protected Securities (TIPS) throughout the fiscal year which significantly helped performance as the CPI-linked securities gained favor from attractive real yields and the sharp rise in oil prices.

Spread product struggled to keep pace with the rally in the Treasury market as the flight-to-quality environment kept demand muted. The agency sector lost most of the value added throughout the year late in the period, as investor appetite for higher yielding Treasury alternatives subsided under increasing risk management concerns. The Fund's overweight early in the period added slightly to returns, as agencies managed to outperform Treasuries by 26bps. Mortgages also benefited from investor demand for quality as the sector added 38bps vs. Treasuries despite a record level of refinancing activity. The sector suffered through two distinct refinancing waves during the period as homeowners took advantage of historically low rates and an increasingly efficient process. The Fund's overweight to the sector, and to GNMA mortgages in particular, added to performance. GNMA's outperformed agency mortgages by nearly 30bps on lower prepayments and higher quality.

The corporate sector suffered through one of the worst performing periods on record, underperforming Treasuries by roughly 3.00%, as a crisis of confidence spread throughout the sector. Corporate bond investors suffered through fraudulent account scandals, aggressive credit rating agency actions and the two largest corporate bankruptcies in history. Enron and WorldCom filed for chapter 11 protection after revealing billions of dollars in phony earnings. In addition, the utility sector collapsed under severe short-term liquidity and California energy crisis liability concerns, finishing the fiscal year with one of the worst performances on record. Fund performance was negatively impacted by an overweight to the sector and individual security selection, particularly in the industrial and utility sub-sectors.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          15

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2002



Core Fixed Income Fund (Concluded)


During the upcoming months, the Fund will retain a more barbelled curve structure in anticipation of a near-term flattening in the yield curve, adopt a more neutral to short duration position, and concentrate on the relative value of hard-asset rich corporate bonds.


Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                          Annualized Annualized Annualized Annualized
                 One Year     3 Year     5 Year     10 Year Inception
                   Return     Return     Return      Return   to Date
--------------------------------------------------------------------------------
Core Fixed Income,
Class A             5.89%      8.58%      7.15%       6.80%     7.73%
--------------------------------------------------------------------------------
Core Fixed Income,
Synthetic Class I   5.53%      8.48%      7.09%       6.77%     7.71%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A and Synthetic Class I versus the Lehman Aggregate Bond Index

[LINE GRAPH OMITTED]

             Core Fixed Income   Core Fixed Income           Lehman Aggregate
             Fund, Class A       Fund, Synthetic Class I     Bond Index
9/30/92      $10,000             $10,000                     $10,000
9/30/93       10,859              10,859                      10,998
9/30/94       10,278              10,278                      10,644
9/30/95       11,909              11,909                      12,141
9/30/96       12,446              12,446                      12,734
9/30/97       13,666              13,665                      13,974
9/30/98       15,227              15,225                      15,581
9/30/99       15,080              15,079                      15,524
9/30/00       16,132              16,130                      16,609
9/30/01       18,229              18,240                      18,760
9/30/02       19,302              19,249                      20,373

1 For the period ended September 30, 2002. Past performance is no indication of future performance. Class I Shares performance for the period prior to August 6, 2001 is synthetic performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 5/1/87 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



--------------------------------------------------------------------------------
16          SEI Institutional Managed Trust / Annual Report / September 30, 2002

High Yield Bond Fund



Objective

The investment objective of High Yield Bond Fund is to maximize total return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The strategy seeks to achieve a high level of total return through sector rotation and security selection.


Strategy

Fund strategy is to identify high yield market sectors and securities that offer investment opportunities through the analysis of macro-economic, interest rate, industry, and technical factors. Those companies that are best suited to benefit from the identified trends are then selected for investment. Risk is controlled through a high level of diversification, and by performing detailed and ongoing credit analysis on the companies considered and purchased.


Analysis

The High Yield Bond Fund, Class A outperformed its benchmark, the CS First Boston, Developed Countries Only Index, for the fiscal year ended September 30, 2002.

The high yield market started the year on a positive note, rebounding strongly from the market sell-off that occurred after the September 11th attacks. The rebound was spurred by attractive valuations, optimism regarding an economic recovery, and strong cash flows into the market. The positive performance continued through February, but the market turned sour shortly thereafter, as weak U.S. equity markets, accounting scandals, persistently high default rates, a rash of ratings downgrades, and massive cash outflows overwhelmed the market. Making matters worse, investors had no tolerance for any bad news associated with high yield companies and severely punished those companies that were associated with unexpected and unfavorable news. At the end of the year, high yield spreads relative to U.S. Treasuries stood at 1,042 basis points, 38 basis points wider than the close of the previous year and approaching record highs.

The bad news started in late February when Adelphia Communications disclosed $2.3 billion in off-balance sheet debt. The company's situation deteriorated further in subsequent months when the John Rigas, the company's chairman and CEO, resigned after news came out that the company failed to file its 10k, inflated its subscriber numbers, and was delisted from the NASDAQ. Adelphia's issues also contaminated other U.S. cable issuers, Charter and Cablevision most specifically, as investors began to more closely scrutinize these firm's accounting practices and balance sheets. International cable companies did not fare much better, as NTL, the U.K.'s largest cable operator, defaulted on over $17 billion in debt in May. Overall, the cable sector was the second worst performing sector during the period, returning -22.06%.

Adelphia's problems were just a hint of the bad news that was to come. In June, WorldCom, who was downgraded to junk status in May, shocked the market with an announcement that they had improperly classified over $7 billion of costs as capital expenditures. The end result was the largest bankruptcy in history and a default on over $30 billion in debt. Adding to the pain, at least six more telecom companies defaulted during the period -- Global Crossing, McLeod, Completel Europe, KPNQwest, Metromedia Fiber, and Teleglobe. The telecom sector returned -44.19% for the period.

The bad news was not confined to the cable and telecommunications sectors. Utility companies, reeling from the Enron debacle, struggled throughout the period. Driving the downturn was news that several energy trading companies engaged in "round trip" trades. These trades, which consist of buying and selling power in simultaneous trades at the same price and amount, made trading volume and revenue appear larger than it actually was. Reliant, CMS, and Dynegy all admitted to performing these transactions. The sector was also hurt by poor financial results from AES, Capline and Dynegy, lawsuits against several companies for manipulation of the California energy market, and ratings downgrades of Reliant, Williams, and Dynegy. Utilities returned -19.21% during the period. Airlines was another sector that turned in poor performance. US Air's bankruptcy filing combined with speculation that United Airlines may not be too far behind contributed to the airline sector's -16.96% return. Airlines have struggled due to high cost structures and reduced air traffic since September 11th.

The rating agencies made their presence felt during the period. In addition to WorldCom, Williams Scotsman, Reliant, and Dynegy, many other well-known companies were downgraded to junk status. Specific names include Qwest, Vivendi, Ericcson, Alcatel, Corning, Gap, and Tyco International. In sum, over 100 "fallen angels" entered the high yield market during the period, making up more than $100 billion in






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          17

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2002



High Yield Bond Fund (Concluded)


market value. Making matters worse, the timing of this new found supply coincided with significant cash outflows from high yield mutual funds. At one point between June and August, the market experienced a streak of eleven straight weeks of cash outflows where a total of $2.6 billion left the market.

The number of rating downgrades within high yield was also staggering. Over 10% of high yield issuers were downgraded in May alone, without a single issuer being upgraded. The rate of downgrades was high in other months as well, as 4% of the market was downgraded in July and another 5% was downgraded in August.

A vast majority of the Fund's out-performance for the period is attributed to the avoidance of those sectors and credits that experienced severe fundamental deterioration. This was particularly evident in the telecommunications, utilities, and airlines sectors. The Fund is significantly underweight to all of these sectors.

The gaming sector, consumer products, housing, and retail sectors all performed well during the period, driven by continued strength in consumer spending and investor demand for less volatile sectors. The Fund maintains an overweight positioning to the gaming sector, which positively added to overall performance as the sector returned 18.24%.




High Yield Bond Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                               Annualized Annualized Annualized
                      One Year     3 Year     5 Year  Inception
                        Return     Return     Return    to Date
--------------------------------------------------------------------------------
High Yield Bond Fund,
Class A                  5.45%      0.11%      1.21%      6.19%
--------------------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust High Yield Bond Fund, Class A, versus the CS First Boston, Developed Countries Only Index

[LINE GRAPH OMITTED]

           High Yield Bond Fund, Class A      CS First Boston, Developed Countries Only Index
1/31/95    $10,000                            $10,000
9/30/95     11,254                             11,292
9/30/96     12,994                             12,508
9/30/97     14,982                             14,474
9/30/98     15,319                             14,399
9/30/99     15,856                             14,968
9/30/00     15,842                             15,255
9/30/01     15,088                             14,503
9/30/02     15,910                             14,915

1 For the period ended September 30, 2002. Past performance is no indication of future performance. Fund shares were offered beginning 1/11/95. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



--------------------------------------------------------------------------------
18          SEI Institutional Managed Trust / Annual Report / September 30, 2002

STATEMENT OF NET ASSETS


Tax-Managed Large Cap Fund

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.7%
AEROSPACE & DEFENSE -- 2.4%
   Boeing                            102,900      $    3,512
   General Dynamics                    7,100             577
   Goodrich                          114,200           2,156
   Honeywell International            33,800             732
   Lockheed Martin                    16,600           1,074
   Northrop Grumman (B)                4,027             500
   Raytheon                          309,200           9,060
   Rockwell Collins                   52,700           1,156
   Textron                           117,600           4,010
   Titan*                              2,300              22
   United Technologies               205,172          11,590
                                                 -----------
                                                      34,389
                                                 -----------
AIR TRANSPORTATION -- 0.1%
   AMR*                               14,800              62
   Continental Airlines, Cl B*        15,100              81
   Delta Air Lines                    11,400             106
   FedEx                              13,400             671
   JetBlue Airways*                    1,500              61
   Northwest Airlines*                10,700              71
   Skywest                             5,900              77
   Southwest Airlines                  2,900              38
                                                 -----------
                                                       1,167
                                                 -----------
APPAREL/TEXTILES -- 0.6%
   Cintas                            126,300           5,295
   Jones Apparel Group*                6,000             184
   Liz Claiborne                      38,400             958
   Mohawk Industries*                  1,900              94
   Polo Ralph Lauren*                  1,600              33
   Timberland, Cl A*                   1,400              45
   VF                                 74,300           2,673
                                                 -----------
                                                       9,282
                                                 -----------
AUTOMOTIVE -- 1.3%
   Autoliv                            70,700           1,490
   BorgWarner                            900              45
   Dana                              195,300           2,555
   Delphi                             98,300             840
   Ford Motor                         19,500             191
   General Motors (B)                242,600           9,437
   Harley-Davidson                    78,550           3,649
   Harsco                              1,800              49
   ITT Industries                      4,000             249
   Lear*                               2,500             104
   Paccar                              5,650             191
   TRW                                 4,700             275
   Visteon                            10,100              96
                                                 -----------
                                                      19,171
                                                 -----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
BANKS -- 9.3%
   AmSouth Bancorp                    23,000      $      477
   Astoria Financial                  86,300           2,106
   Bank of America                   276,900          17,666
   Bank of Hawaii                        100               3
   Bank of New York (B)              114,244           3,283
   Bank One                          211,500           7,910
   Banknorth Group                     4,600             109
   BB&T                               23,500             824
   Charter One Financial               8,930             265
   Colonial BancGroup                  5,500              68
   Comerica                           44,400           2,141
   Commercial Federal                 59,000           1,284
   Compass Bancshares                  1,900              56
   Downey Financial                    1,700              58
   Fifth Third Bancorp                22,670           1,388
   First Tennessee National           14,400             499
   FleetBoston Financial             584,300          11,879
   Golden State Bancorp                5,400             175
   Golden West Financial              85,700           5,329
   Greenpoint Financial               61,100           2,550
   Huntington Bancshares              12,900             235
   Investors Financial Services        1,200              33
   JP Morgan Chase                   294,600           5,595
   Keycorp                           365,800           9,134
   M&T Bank                            3,500             276
   Marshall & Ilsley                   9,200             257
   Mercantile Bankshares               1,300              50
   National City                     274,800           7,840
   National Commerce Financial         8,600             215
   North Fork Bancorporation NY
     Shares                           19,400             734
   Northern Trust                    122,300           4,613
   Peoples Bank Bridgeport             2,000              45
   PNC Financial Services Group       12,600             531
   Popular                             4,700             149
   Provident Financial Group (B)       6,800             171
   Regions Financial                  53,300           1,741
   SouthTrust                         15,500             376
   Sovereign Bancorp                  15,600             201
   State Street                      184,400           7,125
   SunTrust Banks                     12,000             738
   Synovus Financial                  16,600             342
   Union Planters                      8,250             227
   UnionBanCal                        62,100           2,609
   US Bancorp                         85,061           1,580
   Wachovia                          510,400          16,685
   Washington Federal                  2,000              45
   Washington Mutual                 340,868          10,727
   Wells Fargo                        71,600           3,448
   Whitney Holding                     1,600              51
   Zions Bancorporation                3,800             165
                                                 -----------
                                                     134,008
                                                 -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          19

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 2.5%
   Avon Products                      46,900      $    2,162
   Colgate-Palmolive                 168,304           9,080
   Estee Lauder, Cl A                  4,000             115
   Gillette                          320,407           9,484
   International Flavors & Fragrances  6,200             197
   Procter & Gamble                  171,108          15,294
                                                 -----------
                                                      36,332
                                                 -----------
BIOTECHNOLOGY -- 1.0%
   Affymetrix*                         2,100              44
   Amgen*                            306,255          12,771
   Charles River Laboratories
     International*                    3,200             126
   Genentech*                          6,000             196
   Genzyme - General Division*         8,700             179
   Human Genome Sciences*              3,600              43
   ICOS*                               2,300              48
   Idec Pharmaceuticals*               2,600             108
   Invitrogen*                         8,000             272
                                                 -----------
                                                      13,787
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.6%
   American Greetings, Cl A            3,800              61
   AOL Time Warner*                  834,900           9,768
   Belo, Cl A                          1,100              24
   Cablevision Systems, Cl A*         19,800             179
   Catalina Marketing*                 3,200              90
   Clear Channel Communications*     155,400           5,400
   Comcast, Cl A*                    304,400           6,350
   COX Communications, Cl A (B)*     227,800           5,602
   COX Radio, Cl A*                    3,600              94
   Cumulus Media, Cl A*                4,800              85
   Entercom Communications*            1,400              66
   Entravision Communications, Cl A*   7,200              95
   Fox Entertainment Group, Cl A*     17,500             385
   Gannett                            38,000           2,743
   Hearst-Argyle Television*           3,300              82
   Hispanic Broadcasting*              8,000             149
   Interpublic Group                  21,500             341
   Knight-Ridder                       2,400             135
   Lamar Advertising*                  1,800              55
   Liberty Media, Cl A*              871,400           6,257
   Lin TV, Cl A*                       2,700              67
   McClatchy, Cl A                     1,900             116
   McGraw-Hill                         7,400             453
   New York Times, Cl A                9,100             414
   Omnicom Group                      10,000             557
   Radio One, Cl D*                    9,300             153
   Reader's Digest Association, Cl A   4,400              69
   RR Donnelley & Sons                85,700           2,015
   Scholastic*                         1,300              58
   Tribune                             9,800             410
   USA Interactive*                   12,400             240

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Valassis Communications*            1,700      $       60
   Viacom, Cl B*                     231,906           9,404
   Washington Post, Cl B                 200             130
   Westwood One*                       5,800             207
                                                 -----------
                                                      52,314
                                                 -----------
BUILDING & CONSTRUCTION -- 0.6%
   American Standard*                  2,400             153
   Centex                             27,700           1,228
   Clayton Homes                       3,300              36
   DR Horton                           3,750              70
   Lafarge North America              40,000           1,159
   Lennar                              2,600             145
   Masco (B)                         196,247           3,836
   Pulte Homes                        49,300           2,102
   Texas Industries                    7,800             189
   Vulcan Materials                    3,200             116
                                                 -----------
                                                       9,034
                                                 -----------
CHEMICALS -- 2.0%
   Air Products & Chemicals           10,600             445
   Ashland                            50,600           1,355
   Cabot                              51,700           1,086
   Dow Chemical                      524,400          14,321
   E.I. Du Pont de Nemours            44,200           1,594
   Eastman Chemical                   92,900           3,546
   Ecolab                              5,600             234
   Engelhard                          12,000             286
   FMC*                                6,000             155
   Hercules*                           8,000              74
   IMC Global                          4,500              54
   Lubrizol                           98,600           2,787
   Lyondell Chemical                 115,000           1,373
   Millennium Chemicals              103,100           1,019
   PPG Industries                      8,000             358
   Rohm & Haas                         8,600             267
   Sigma-Aldrich (B)                   2,700             133
                                                 -----------
                                                      29,087
                                                 -----------
COAL MINING -- 0.0%
   Consol Energy                       7,700              98
   Peabody Energy                      2,200              56
                                                 -----------
                                                         154
                                                 -----------
COMMERCIAL SERVICES -- 2.2%
   Apollo Group, Cl A*                 8,250             358
   Cendant (B)*                      627,321           6,750
   ChoicePoint*                        2,600              93
   Convergys*                         13,000             196
   Deluxe                             29,100           1,311
   DeVry*                              5,400             101
   Fluor                               4,100             100


--------------------------------------------------------------------------------
20          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Iron Mountain (B)*                  4,200      $      105
   KPMG Consulting*                    6,000              39
   Manpower                            2,200              65
   Monsanto (B)                      549,318           8,399
   Paychex                           422,900          10,264
   Pittston Brink's Group             59,200           1,326
   Quintiles Transnational*           17,600             167
   Robert Half International (B)*    168,700           2,677
   Sabre Holdings*                     9,500             184
   ServiceMaster                      14,400             156
   Viad                                5,300             108
                                                 -----------
                                                      32,399
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 1.6%
   Advanced Fibre Communication*       8,300             110
   Comverse Technology*               21,100             148
   EchoStar Communications,
     Cl A (B)*                       210,700           3,645
   Harris                              5,400             181
   Motorola                           96,900             986
   Nokia Oyj ADR (B)                 532,300           7,053
   Nortel Networks*                1,280,000             691
   Qualcomm*                         299,862           8,282
   Scientific-Atlanta                 12,300             154
   Tellabs*                          327,200           1,332
   Utstarcom*                          5,100              78
                                                 -----------
                                                      22,660
                                                 -----------
COMPUTERS & SERVICES -- 4.4%
   3Com*                              16,600              65
   Adaptec*                           11,200              49
   Affiliated Computer Services,
     Cl A*                            21,600             919
   Amazon.Com*                         9,600             153
   Apple Computer*                    14,300             207
   Autodesk                          125,800           1,594
   BISYS Group*                       50,400             842
   Brocade Communications Systems*     9,600              72
   Ceridian*                           8,300             118
   Cisco Systems*                  1,070,600          11,220
   Computer Sciences*                  9,700             270
   Dell Computer*                    330,700           7,775
   Diebold                             5,800             191
   DST Systems*                       45,900           1,353
   eBay (B)*                         132,400           6,992
   Electronic Data Systems (B)         1,563              22
   EMC*                              281,000           1,284
   Emulex*                             3,900              44
   Expedia, Cl A (B)*                 37,000           1,874
   Gateway*                           26,500              79
   Hewlett-Packard                 1,106,627          12,914
   International Business Machines    69,300           4,047
   Jabil Circuit*                     10,000             148
   Jack Henry & Associates             9,000             112
   Juniper Networks*                  16,800              81

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lexmark International*              4,900      $      230
   Macromedia*                         7,400              57
   NCR*                               98,600           1,952
   Network Appliance*                  6,400              47
   Perot Systems, Cl A*               13,400             125
   Quantum*                          132,700             293
   Reynolds & Reynolds, Cl A          63,200           1,418
   Storage Technology*                 7,900              83
   Sungard Data Systems*             109,900           2,138
   Symbol Technologies                25,300             194
   Synopsys*                           2,100              80
   Ticketmaster, Cl B*                 7,500             114
   Unisys*                            16,900             118
   VeriSign*                          21,900             111
   Veritas Software*                 234,600           3,442
   WebMD*                             20,600             104
                                                 -----------
                                                      62,931
                                                 -----------
CONTAINERS & PACKAGING -- 0.7%
   Bemis                               1,000              49
   Crown Cork & Seal*                247,000           1,297
   Owens-Illinois*                   252,600           2,860
   Pactiv*                             8,000             132
   Smurfit-Stone Container*          184,200           2,315
   Sonoco Products                   147,600           3,145
                                                 -----------
                                                       9,798
                                                 -----------
DATA PROCESSING -- 1.7%
   Acxiom (B)*                        13,200             187
   Automatic Data Processing          53,800           1,871
   Certegy*                            2,700              54
   CSG Systems International*          8,100              89
   Dun & Bradstreet*                   1,600              54
   Fair Isaac                          2,700              88
   First Data                        603,400          16,865
   Fiserv*                           169,950           4,772
   Global Payments                     2,000              51
   PayPal*                             2,800              59
   Total System Services              12,100             159
                                                 -----------
                                                      24,249
                                                 -----------
DRUGS -- 5.3%
   Abbott Laboratories                65,200           2,634
   Allergan                           79,300           4,314
   Andrx*                              3,000              67
   Bristol-Myers Squibb               65,100           1,549
   Cephalon*                             800              33
   Eli Lilly                          73,763           4,082
   Forest Laboratories*               17,500           1,435
   IVAX*                              13,600             167
   King Pharmaceuticals*               9,100             165
   Medicis Pharmaceutical, Cl A*       1,500              61
   Medimmune*                          8,400             176


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          21

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Merck                             126,700      $    5,792
   Mylan Laboratories                  9,500             311
   Pfizer                          1,289,359          37,417
   Pharmacia                         186,628           7,256
   Schering-Plough                   329,100           7,016
   SICOR*                              3,100              47
   Vertex Pharmaceuticals*             5,300              98
   Watson Pharmaceuticals*            10,600             260
   Wyeth                             114,500           3,641
                                                 -----------
                                                      76,521
                                                 -----------
ELECTRICAL SERVICES -- 3.2%
   Allegheny Energy                   11,400             149
   Allete                              2,100              45
   Alliant Energy                      6,100             117
   Ameren                              8,600             358
   American Electric Power           121,000           3,450
   American Power Conversion*         13,500             129
   Cinergy (B)                        52,900           1,663
   CMS Energy                         22,400             181
   Consolidated Edison                 9,400             378
   Constellation Energy Group          9,200             228
   Cooper, Cl A                       46,100           1,399
   Dominion Resources                 10,655             540
   DPL                                 5,300              87
   DTE Energy                          7,140             291
   Duke Energy (B)                   364,300           7,122
   Edison International*             197,900           1,979
   Energy East                        32,600             646
   Entergy                           281,900          11,727
   Exelon                             27,300           1,297
   FirstEnergy                        12,247             366
   FPL Group                          49,200           2,647
   Gentex*                             6,800             185
   Great Plains Energy                 2,900              56
   Hubbell, Cl B                       4,600             134
   Idacorp                             1,900              46
   Molex                               9,200             216
   NiSource                           11,600             200
   Northeast Utilities                80,100           1,354
   Pepco Holdings                      2,400              48
   PG&E*                              85,800             966
   Pinnacle West Capital              21,900             608
   PPL                                 9,900             322
   Progress Energy                     9,800             400
   Public Service Enterprise Group    49,300           1,504
   Puget Energy                       12,400             253
   Reliant Energy                     85,000             851
   Southern                           31,300             901
   TECO Energy                         5,200              83
   TXU                                11,900             496
   Wisconsin Energy                  115,400           2,804
                                                 -----------
                                                      46,226
                                                 -----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
ELECTRONICS -- 0.9%
   Agilent Technologies*               7,700      $      101
   Amphenol, Cl A*                     2,700              84
   Arrow Electronics*                 82,200           1,038
   Avnet                              72,800             785
   Celestica*                        496,200           6,500
   Energizer Holdings*                 7,100             216
   Flextronics International*        215,100           1,500
   L-3 Communications Holdings*        2,300             121
   Solectron*                        140,800             297
   Tektronix*                          8,700             143
   Thomas & Betts*                   121,200           1,708
   Vishay Intertechnology*             7,600              67
                                                 -----------
                                                      12,560
                                                 -----------
ENTERTAINMENT -- 0.2%
   Brunswick                           2,700              57
   Callaway Golf                       2,500              26
   Hasbro                              8,200              91
   International Game Technology*      3,100             214
   Mattel                             19,400             349
   Metro-Goldwyn-Mayer*               11,200             134
   Walt Disney (B)                   167,474           2,536
                                                 -----------
                                                       3,407
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.1%
   Allied Waste Industries*            9,600              71
   Republic Services*                  6,400             120
   Waste Management                   28,700             669
                                                 -----------
                                                         860
                                                 -----------
FINANCIAL SERVICES -- 7.6%
   AG Edwards                          5,400             173
   Allied Capital (B)                103,100           2,257
   American Express                   54,300           1,693
   Bear Stearns                       51,700           2,916
   BlackRock*                          1,300              54
   Charles Schwab                  1,104,000           9,605
   Citigroup                         793,572          23,529
   Concord EFS (B)*                  361,900           5,747
   Countrywide Credit Industry        59,800           2,819
   Equifax                             8,400             183
   Fannie Mae                         74,700           4,448
   Federated Investors, Cl B           7,100             192
   Franklin Resources                  9,100             283
   Freddie Mac                        28,800           1,610
   Goldman Sachs Group (B)           123,200           8,135
   H&R Block                           7,500             315
   Household International            70,400           1,993
   Investment Technology Group*        4,250             124
   John Nuveen, Cl A                   2,400              54
   Legg Mason                          5,200             221

--------------------------------------------------------------------------------
22          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers Holdings           46,500      $    2,281
   MBNA                              605,800          11,135
   Merrill Lynch                     252,600           8,323
   Moody's                           132,500           6,426
   Morgan Stanley Dean Witter        392,200          13,288
   National Processing*                3,000              51
   Providian Financial*               15,500              76
   Raymond James Financial             1,800              49
   SLM                                 7,300             680
   Stilwell Financial                 14,200             171
   T Rowe Price Group                  5,200             130
   Waddell & Reed Financial, Cl A      5,800             102
                                                 -----------
                                                     109,063
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 3.9%
   Adolph Coors, Cl B                 18,800           1,058
   Albertson's                        77,200           1,865
   Anheuser-Busch                     62,100           3,142
   Archer-Daniels-Midland             18,100             226
   Brown-Forman, Cl B                  1,200              80
   Campbell Soup (B)                   3,800              84
   Coca-Cola                         197,569           9,475
   Coca-Cola Enterprises               9,500             202
   Conagra Foods                      35,900             892
   General Mills                      13,000             578
   Hershey Foods                       3,900             242
   HJ Heinz                           15,600             521
   Hormel Foods                        4,000              88
   Kellogg                            12,500             416
   Kraft Foods, Cl A                   4,600             168
   Kroger*                            35,400             499
   McCormick                           4,200              96
   Pepsi Bottling Group                7,200             169
   PepsiAmericas                      30,000             426
   PepsiCo                           138,859           5,131
   Philip Morris                     223,800           8,683
   RJ Reynolds Tobacco Holdings       22,300             899
   Ruddick                            36,800             559
   Safeway*                          267,100           5,956
   Sara Lee                          504,300           9,224
   Smithfield Foods*                   2,700              42
   Supervalu                          89,800           1,450
   Sysco                              31,400             892
   Tyson Foods, Cl A                 243,545           2,832
   UST                                 8,000             226
   Whole Foods Market*                 2,500             107
   Winn-Dixie Stores (B)              11,500             151
   Wm. Wrigley Jr.                     9,800             485
                                                 -----------
                                                      56,864
                                                 -----------
GAS/NATURAL GAS -- 0.4%
   El Paso                           591,700           4,893
   KeySpan                             2,000              67

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Kinder Morgan                       2,400      $       85
   Nicor                               3,400              96
   Praxair                             7,300             373
   Questar                             4,200              96
   Sempra Energy                      45,400             892
                                                 -----------
                                                       6,502
                                                 -----------
HAND/MACHINE TOOLS -- 0.1%
   Black & Decker                      3,000             126
   Illinois Tool Works                10,600             618
   Snap-On                             3,900              89
   Stanley Works                       4,400             144
                                                 -----------
                                                         977
                                                 -----------
HOTELS & LODGING -- 0.5%
   Harrah's Entertainment*             5,900             284
   Hilton Hotels (B)                  16,500             188
   Marriott International, Cl A      195,618           5,671
   MGM Mirage*                         4,000             149
   Park Place Entertainment*          13,400             107
   Starwood Hotels & Resorts
    Worldwide                          8,900             198
                                                 -----------
                                                       6,597
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.8%
   Clorox                              9,700             390
   Fortune Brands                      4,100             194
   Furniture Brands International*     2,300              53
   General Electric                  669,500          16,503
   Leggett & Platt                   131,500           2,602
   Maytag                              1,600              37
   Newell Rubbermaid                 108,700           3,356
   Whirlpool                          77,300           3,545
                                                 -----------
                                                      26,680
                                                 -----------
INSURANCE -- 6.1%
   ACE                                36,200           1,072
   Aetna (B)                          76,500           2,739
   Aflac                              23,100             709
   Allstate                          363,500          12,922
   AMBAC Financial Group              38,200           2,059
   American Financial Group            5,600             129
   American International Group      477,898          26,141
   Arthur J Gallagher                  1,700              42
   Chubb                              96,500           5,291
   Cigna                              32,100           2,271
   Cincinnati Financial                5,900             210
   CNA Financial*                      1,900              47
   Erie Indemnity, Cl A                1,700              71
   Fidelity National Financial         6,941             199
   Hartford Financial Services Group 210,500           8,631
   HCC Insurance Holdings              2,000              48
   Humana*                             8,600             107

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          23

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Jefferson-Pilot                     7,800      $      313
   John Hancock Financial Services     7,100             197
   Lincoln National                   31,400             959
   Loews                              42,800           1,836
   Marsh & McLennan                   94,354           3,929
   MBIA                                6,300             252
   Metlife                             6,700             152
   MGIC Investment (B)                 3,500             143
   Old Republic International         76,600           2,174
   Oxford Health Plans*                3,700             144
   PMI Group                          63,700           1,733
   Principal Financial Group*         12,600             330
   Progressive                         7,800             395
   Protective Life                     4,000             123
   Prudential Financial*              23,100             660
   Radian Group                        5,400             176
   Reinsurance Group of America        2,600              67
   Safeco                              7,900             251
   St. Paul                          275,900           7,924
   Torchmark                          33,800           1,158
   Travelers Property Casualty,
    Cl A*                             17,775             235
   Travelers Property Casualty,
    Cl B*                             23,990             325
   UnitedHealth Group                 12,100           1,055
   UnumProvident                       2,800              57
                                                 -----------
                                                      87,276
                                                 -----------
LEASING & RENTING -- 0.0%
   GATX                                1,900              38
   Rent-A-Center*                      1,000              52
                                                 -----------
                                                          90
                                                 -----------
MACHINERY -- 0.8%
   Applera - Applied Biosystems
    Group                             22,300             408
   Caterpillar                        66,918           2,491
   Crane                               3,700              73
   Cummins                            41,100             971
   Danaher                            28,100           1,597
   Deere                              12,400             564
   Dover                               3,400              86
   Eaton                               3,100             198
   Emerson Electric                   15,400             677
   EnPro Industries*                   5,960              20
   Fisher Scientific International*    2,000              61
   Johnson Controls                   22,600           1,736
   Mettler Toledo International*       2,300              60
   Millipore                           1,400              44
   Pall                               12,000             189
   Parker Hannifin (B)                 5,800             222
   Pentair                             2,400              89
   PerkinElmer                        17,900              97
   Rockwell Automation                63,700           1,036
   SPX*                                1,900             192
   Surebeam, Cl A*                         1              --


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Tecumseh Products, Cl A            16,200      $      680
   Thermo Electron*                    8,600             139
   Waters*                             6,500             158
                                                 -----------
                                                      11,788
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 6.4%
   Advanced Medical Optics*            2,444              23
   AmerisourceBergen                   5,187             370
   Anthem*                             4,874             317
   Apogent Technologies*               4,300              80
   Barr Laboratories*                  2,500             156
   Bausch & Lomb                      36,400           1,207
   Baxter International               23,000             703
   Becton Dickinson                    8,400             239
   Biomet                             10,050             268
   Boston Scientific*                 17,200             543
   C.R. Bard                           1,900             104
   Cardinal Health                   229,200          14,256
   Caremark Rx*                        8,300             141
   Cerner*                             1,300              46
   Chiron*                             3,700             129
   Cytyc*                              5,100              55
   DaVita*                             3,100              73
   Express Scripts, Cl A*              1,100              60
   First Health Group*                 3,400              92
   Gilead Sciences*                    9,100             305
   Guidant*                           16,100             520
   HCA                               222,400          10,588
   Health Management Associates,
    Cl A*                             42,900             867
   Health Net*                         3,200              69
   Healthsouth*                       19,900              83
   IMS Health                        249,400           3,734
   Johnson & Johnson (B)             347,787          18,808
   Lincare Holdings*                   3,500             109
   Manor Care*                         8,600             193
   McKesson                           14,100             399
   Medtronic                         610,173          25,700
   Millennium Pharmaceuticals*        10,200              95
   Omnicare                            3,200              68
   Patterson Dental*                   1,400              72
   Pharmaceutical Product
    Development*                       4,300              83
   Quest Diagnostics*                  2,300             142
   St. Jude Medical*                   7,900             282
   Steris*                             5,400             134
   Stryker*                            6,100             351
   Tenet Healthcare*                 140,100           6,935
   Universal Health Services*          1,600              82
   WellPoint Health Networks (B)*     41,200           3,020
   Zimmer Holdings*                    9,300             357
                                                 -----------
                                                      91,858
                                                 -----------
METALS & MINING -- 0.3%
   Alcoa                              25,200             487




--------------------------------------------------------------------------------
24          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Freeport-McMoRan Copper & Gold*   151,500      $    2,039
   Newmont Mining                     11,600             319
   Phelps Dodge*                       5,200             133
   Precision Castparts                 8,500             184
   Timken                             69,100           1,158
                                                 -----------
                                                       4,320
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.6%
   3M                                 53,565           5,891
   Avery Dennison                      4,100             234
   IKON Office Solutions             185,700           1,463
   Pitney Bowes                       10,600             323
   Steelcase, Cl A                     7,800              82
   Xerox*                             92,400             457
                                                 -----------
                                                       8,450
                                                 -----------
PAINT & RELATED PRODUCTS -- 0.2%
   Sherwin-Williams                  109,800           2,600
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.5%
   Boise Cascade                       1,800              41
   Bowater                             2,400              85
   Georgia-Pacific                   117,802           1,542
   International Paper                67,032           2,238
   Kimberly-Clark                     23,100           1,309
   MeadWestvaco                       77,529           1,489
   Temple-Inland                       1,400              54
   Weyerhaeuser                       10,700             468
                                                 -----------
                                                       7,226
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 6.1%
   Amerada Hess                       38,100           2,586
   Anadarko Petroleum                  3,800             169
   Apache (B)                        119,620           7,111
   BJ Services*                        3,100              81
   Burlington Resources                6,200             238
   ChevronTexaco                     181,231          12,550
   ConocoPhillips                    453,652          20,977
   Devon Energy                        4,140             200
   ENSCO International                 6,000             150
   Equitable Resources                   900              31
   Exxon Mobil                       347,745          11,093
   Forest Oil*                         2,300              59
   GlobalSantaFe                      61,500           1,375
   Grant Prideco*                     15,200             130
   Halliburton                        28,500             368
   Helmerich & Payne                   4,300             147
   Kerr-McGee                         11,200             487
   Marathon Oil                      120,200           2,726
   Murphy Oil                          4,200             345
   National-Oilwell*                   6,500             126
   Newfield Exploration*               5,100             171
   Noble*                             29,600             918


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Occidental Petroleum              319,300      $    9,062
   Ocean Energy                        8,600             172
   Patterson-UTI Energy*               7,700             196
   Pioneer Natural Resources*         10,700             260
   Pogo Producing                      7,500             255
   Rowan                              12,200             227
   Schlumberger                      117,551           4,521
   Smith International*                7,200             211
   Sunoco                              2,700              81
   Tidewater                           1,900              51
   Transocean (B)                    454,988           9,464
   Unocal                             10,400             326
   Valero Energy                       7,624             202
   Varco International*                9,600             162
   XTO Energy                         11,600             239
                                                 -----------
                                                      87,467
                                                 -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.7%
   Eastman Kodak (B)                 374,600          10,204
                                                 -----------
RAILROADS -- 1.4%
   Burlington Northern Santa Fe      243,100           5,815
   CSX                               165,800           4,374
   Norfolk Southern                  348,300           7,032
   Union Pacific                      54,200           3,136
                                                 -----------
                                                      20,357
                                                 -----------
REAL ESTATE -- 0.0%
   Catellus Development*               5,300              98
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
   AMB Property                        3,400              98
   Apartment Investment & Management,
     Cl A                              3,300             128
   Archstone-Smith Trust               9,100             217
   AvalonBay Communities               2,900             121
   Boston Properties                   3,200             119
   CarrAmerica Realty                  1,400              35
   Crescent Real Estate Equity        20,800             327
   Duke Realty                        11,100             273
   Equity Office Properties Trust     24,800             640
   Equity Residential                 14,800             354
   Host Marriott (B)*                 17,100             159
   iStar Financial                     4,600             129
   Liberty Property Trust              3,300             102
   Mack-Cali Realty                    4,800             154
   Plum Creek Timber                   3,100              70
   Prologis                           12,100             302
   Public Storage                      4,100             131
   Simon Property Group                7,100             254
   Vornado Realty Trust                3,000             119
                                                 -----------
                                                       3,732
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          25

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 6.6%
   Abercrombie & Fitch, Cl A*          6,700      $      132
   American Eagle Outfitters*          2,400              29
   Autonation*                        18,800             217
   Autozone*                           3,200             252
   Barnes & Noble*                     3,400              72
   Bed Bath & Beyond*                 64,390           2,097
   Best Buy*                          11,250             251
   Big Lots*                           6,400             101
   Blockbuster, Cl A                  72,100           1,788
   Borders Group*                      5,900              93
   CDW Computer Centers*               4,100             174
   Circuit City Stores                13,000             197
   CVS                                17,500             444
   Darden Restaurants                128,050           3,104
   Dillard's, Cl A                     1,900              38
   Dollar General                     15,400             207
   Dollar Tree Stores*                 6,300             139
   Family Dollar Stores                6,100             164
   Federated Department Stores*      163,700           4,819
   Gap                                17,600             191
   Home Depot                        477,300          12,457
   JC Penney                          18,200             290
   Kohl's*                           261,600          15,908
   Krispy Kreme Doughnuts*             1,600              50
   Lowe's (B)                        161,300           6,678
   Limited                            18,900             271
   May Department Stores             156,400           3,561
   McDonald's                         52,600             929
   Neiman-Marcus Group, Cl A*          1,800              47
   Nike, Cl B                            800              34
   Nordstrom                           3,000              54
   O'Reilly Automotive*                1,800              51
   Office Depot*                      18,100             223
   Outback Steakhouse*                 1,900              52
   Petsmart*                           3,400              61
   Pier 1 Imports                      2,500              48
   RadioShack (B)                    187,940           3,770
   Reebok International*               2,100              53
   Ross Stores                         2,600              93
   Sears Roebuck                     104,300           4,068
   Staples*                           24,400             312
   Starbucks*                         16,700             345
   Talbots                             1,200              34
   Target                             42,900           1,266
   Tiffany                             7,300             156
   TJX                                24,000             408
   Wal-Mart Stores                   387,100          19,061
   Walgreen                          301,300           9,268
   Wendy's International               3,800             126
   Williams-Sonoma*                    4,000              94
   Yum! Brands*                       10,600             294
                                                 -----------
                                                      94,571
                                                 -----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
RUBBER-TIRES -- 0.3%
   Cooper Tire & Rubber              152,400      $    2,460
   Goodyear Tire & Rubber            136,900           1,217
                                                 -----------
                                                       3,677
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.0%
   Advanced Micro Devices*            34,900             186
   Altera*                           205,800           1,784
   Analog Devices*                    22,100             435
   Applied Materials*                 98,800           1,141
   Broadcom, Cl A (B)*                17,500             187
   Cymer*                              1,900              35
   Cypress Semiconductor*             16,400             108
   Fairchild Semiconductor
    International, Cl A*               8,000              76
   Integrated Circuit Systems*         3,600              56
   Integrated Device Technology*      12,800             134
   Intel                           1,205,500          16,744
   International Rectifier*            1,900              30
   Intersil, Cl A*                     8,300             108
   Kla-Tencor*                         9,878             276
   Lam Research*                       4,700              42
   Linear Technology                   8,400             174
   LSI Logic*                         39,100             248
   Maxim Integrated Products*         51,600           1,278
   Micrel*                            13,400              83
   Microchip Technology*              11,600             237
   Micron Technology*                239,500           2,963
   National Semiconductor*             2,200              26
   Novellus Systems*                  10,600             221
   Nvidia*                            11,600              99
   PMC - Sierra*                      14,200              55
   Texas Instruments                 141,000           2,083
   Xilinx*                            22,000             348
                                                 -----------
                                                      29,157
                                                 -----------
SOFTWARE -- 2.9%
   Advent Software*                    3,500              40
   BMC Software*                      16,100             210
   Citrix Systems*                    28,500             172
   Electronic Arts (B)*               50,606           3,338
   Intuit*                             8,400             383
   JD Edwards*                         8,900              82
   Mercury Interactive*                2,700              46
   Microsoft*                        797,100          34,865
   National Instruments*               1,500              33
   Network Associates*                13,400             142
   Oracle*                           185,400           1,457
   Peoplesoft*                        81,900           1,013
   Rational Software*                  9,600              42
   Sybase*                             5,400              63
   Symantec*                           6,500             219


--------------------------------------------------------------------------------
27          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Yahoo*                             21,600      $      207
                                                 -----------
                                                      42,312
                                                 -----------
STEEL & STEEL WORKS -- 0.0%
   AK Steel Holding*                   8,700              64
   Nucor                               3,600             136
   United States Steel                 3,700              43
                                                 -----------
                                                         243
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 2.0%
   Alltel                              5,200             209
   AT&T                              157,600           1,893
   BellSouth                         120,600           2,214
   CenturyTel                         10,100             227
   Citizens Communications*           14,900             101
   Corning*                          637,600           1,020
   Deutsche Telekom ADR*                   1              --
   Level 3 Communications*             8,400              33
   Nextel Communications, Cl A*       43,100             325
   PanAmSat*                           1,600              28
   Polycom*                            7,400              50
   Qwest Communications
     International*                  838,100           1,911
   SBC Communications                283,279           5,694
   Sprint-FON Group                  202,800           1,849
   Telephone & Data Systems            5,900             298
   US Cellular*                       11,000             325
   Verizon Communications            437,900          12,016
                                                 -----------
                                                      28,193
                                                 -----------
TRUCKING -- 1.2%
   CH Robinson Worldwide               3,200              86
   Expeditors International
    Washington (B)                   203,400           5,683
   Navistar International*             2,900              63
   United Parcel Service, Cl B       176,846          11,058
                                                 -----------
                                                      16,890
                                                 -----------


--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
WHOLESALE -- 1.3%
   Costco Wholesale (B)*             287,956      $    9,321
   Fastenal (B)                       71,000           2,242
   Genuine Parts                      98,200           3,009
   Ingram Micro, Cl A*               184,300           2,451
   Tech Data*                         60,586           1,600
   W.W. Grainger                       4,800             204
                                                 -----------
                                                      18,827
                                                 -----------
Total Common Stock
   (Cost $1,782,039)                               1,406,355
                                                 -----------

CASH EQUIVALENT -- 0.1%
   First Union Cash Management
   Program                            787,359            787
                                                 -----------
Total Cash Equivalent
   (Cost $787)                                           787
                                                 -----------

U.S. TREASURY OBLIGATIONS -- 0.4%
   U. S. Treasury Bills (A)
        2.070%, 10/03/02              $  200             200
        1.580%, 02/27/03               5,300           5,268
                                                 -----------
Total U.S. Treasury Obligations
   (Cost $5,466)                                       5,468
                                                 -----------

REPURCHASE AGREEMENT -- 1.9%
   Morgan Stanley Dean Witter
     1.850%, dated 09/30/02, matures
     10/01/02, repurchase price
     $27,991,935 (collateralized by
     FNMA obligations, total
     market value: $28,579,701)       27,990          27,990
                                                 -----------
Total Repurchase Agreement
   (Cost $27,990)                                     27,990
                                                 -----------
Total Investments -- 100.1%
   (Cost $1,816,282)                               1,440,600
                                                 -----------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          27

STATEMENT OF NET ASSETS


Tax-Managed Large Cap Fund (Concluded)

September 30, 2002
--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET:
Collateral Received on Securities Lent           $    59,831
Payable upon Return on Securities  Lent              (59,831)
Investment Advisory Fees Payable                        (499)
Management Fees Payable                                 (444)
Shareholder Servicing Fees Payable                      (106)
Other Assets and Liabilities                            (453)
                                                 ------------
Total Other Assets & Liabilities, Net -- (0.1)%       (1,502)
                                                 ------------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 191,558,061 outstanding shares
   of beneficial interest                          2,402,731
Paid-in-Capital -- Class Y
   (unlimited authorization -- no par value)
   based on 351,025 outstanding shares
   of beneficial interest                              3,654
Undistributed net investment income                    3,304
Accumulated net realized loss on investments        (593,271)
Net unrealized depreciation on investments          (375,682)
Net unrealized depreciation on futures contracts      (1,638)
                                                 ------------
Total Net Assets -- 100.0%                       $ 1,439,098
                                                 ============

Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                           $7.50
                                                 ============

Net Asset Value, Offering and Redemption
   Price Per Share-- Class Y                           $7.50
                                                 ============



* Non-income producing security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at September 30, 2002 (see Note 10). The total value of securities on loan at September 30, 2002 was $56,180,142.

ADR -- American Depository Receipt

Cl -- Class

FNMA -- Federal National Mortgage Association

Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
28          SEI Institutional Managed Trust / Annual Report / September 30, 2002

Large Cap Value Fund



--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.9%
AEROSPACE & DEFENSE -- 4.0%
   Boeing                            317,600      $   10,840
   General Dynamics                  224,500          18,259
   Goodrich                          347,300           6,557
   Honeywell International           739,600          16,020
   Hughes Electronics*               171,100           1,566
   Lockheed Martin                   132,300           8,556
   Northrop Grumman (B)              202,758          25,150
   Raytheon                          453,800          13,296
   Rockwell Collins                  234,300           5,140
   Textron                            52,000           1,773
   United Technologies               133,800           7,558
                                                 -----------
                                                     114,715
                                                 -----------
AIR TRANSPORTATION -- 0.3%
   AMR*                               58,700             245
   Continental Airlines, Cl B*        41,400             223
   Delta Air Lines                    47,200             439
   FedEx                             130,200           6,519
   Northwest Airlines*                24,300             162
   Skywest                            18,400             241
   Southwest Airlines (B)            174,500           2,279
                                                 -----------
                                                      10,108
                                                 -----------
APPAREL/TEXTILES -- 0.3%
   Jones Apparel Group*               45,900           1,409
   Liz Claiborne                      92,600           2,310
   Polo Ralph Lauren*                 27,800             578
   VF                                146,000           5,253
                                                 -----------
                                                       9,550
                                                 -----------
AUTOMOTIVE -- 1.5%
   American Axle & Manufacturing
     Holdings*                        19,600             490
   ArvinMeritor                       21,400             400
   Autoliv                           174,700           3,683
   BorgWarner                         17,300             859
   Dana                              328,900           4,302
   Delphi                            359,544           3,074
   Ford Motor (B)                    819,832           8,034
   General Motors (B)                386,700          15,043
   Harsco                             11,000             299
   ITT Industries                     40,500           2,525
   Lear (B)*                          25,500           1,062
   Paccar                             47,000           1,588
   TRW                                44,600           2,611
   Visteon                            96,976             918
                                                 -----------
                                                      44,888
                                                 -----------
BANKS -- 15.1%
   AmSouth Bancorp                   177,300           3,677


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Associated Banc                    47,810      $    1,517
   Astoria Financial                 307,200           7,496
   Bancorpsouth                       19,900             392
   Bank of America                 1,232,883          78,658
   Bank of Hawaii                     24,100             672
   Bank of New York                  215,000           6,179
   Bank One (B)                      665,000          24,871
   Banknorth Group                    82,600           1,962
   BB&T                              232,000           8,129
   Charter One Financial              97,514           2,898
   Citizens Banking                    6,800             164
   City National                      21,900           1,024
   Colonial BancGroup                 31,200             387
   Comerica                          155,600           7,503
   Commerce Bancshares                36,540           1,428
   Compass Bancshares                 72,600           2,141
   Cullen/Frost Bankers               29,000             990
   First Midwest Bancorp               9,300             250
   First Tennessee National (B)       48,200           1,671
   First Virginia Banks               21,300             795
   FirstMerit                         22,500             482
   FleetBoston Financial             652,000          13,255
   FNB                                 5,300             149
   Fulton Financial                   25,000             470
   Golden State Bancorp               32,600           1,054
   Golden West Financial             212,600          13,220
   Greater Bay Bancorp                27,800             506
   Greenpoint Financial (B)          193,100           8,060
   Hibernia, Cl A                     53,000           1,060
   Hudson City Bancorp                21,400             347
   Huntington Bancshares             134,200           2,441
   Independence Community Bank        34,300             861
   IndyMac Bancorp*                   18,100             349
   JP Morgan Chase                 1,160,730          22,042
   Keycorp                           286,500           7,154
   M&T Bank                           40,100           3,160
   Marshall & Ilsley (B)              89,000           2,482
   Mellon Financial                  564,200          14,630
   Mercantile Bankshares              43,800           1,672
   National City                     675,200          19,263
   National Commerce Financial        98,200           2,460
   New York Community Bancorp         46,000           1,296
   North Fork Bancorporation          62,900           2,380
   Northern Trust                     55,100           2,078
   Old National Bancorp               16,905             420
   Park National                       1,400             131
   PNC Financial Services Group      124,000           5,229
   Popular                            49,600           1,567
   Provident Financial Group (B)      22,500             565
   Regions Financial                 114,400           3,737
   Roslyn Bancorp                     52,550             915
   Silicon Valley Bancshares*         29,100             493
   Sky Financial Group                21,800             434
   SouthTrust                        180,100           4,367

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          29

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sovereign Bancorp (B)             117,800      $    1,520
   State Street                       49,300           1,905
   SunTrust Banks                    119,300           7,335
   TCF Financial                      25,900           1,096
   Trustmark                           4,900             112
   Union Planters                     78,300           2,150
   UnionBanCal                       202,600           8,511
   US Bancorp                        864,600          16,064
   Valley National Bancorp            28,325             753
   Wachovia                          832,200          27,205
   Washington Federal                 39,930             891
   Washington Mutual (B)             963,350          30,317
   Webster Financial                  34,400           1,155
   Wells Fargo                       914,100          44,023
   Whitney Holding                     6,800             218
   Wilmington Trust                   27,400             792
   Zions Bancorporation               48,500           2,111
                                                 -----------
                                                     437,691

BEAUTY PRODUCTS -- 1.2%
   Alberto-Culver, Cl B               10,900             534
   Avon Products                     105,200           4,850
   Colgate-Palmolive                  26,900           1,451
   Dial                               10,100             217
   Estee Lauder, Cl A (B)              5,700             164
   Gillette                          212,800           6,299
   International Flavors &
    Fragrances                        28,400             904
   Procter & Gamble                  239,200          21,380
                                                 -----------
                                                      35,799
                                                 -----------
BIOTECHNOLOGY -- 0.9%
   Biogen*                           593,400          17,369
   Genzyme - General Division*       341,300           7,034
   Human Genome Sciences*             37,300             450
   ICOS*                              32,000             671
   Invitrogen*                        18,300             623
                                                 -----------
                                                      26,147
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.2%
   American Greetings, Cl A           36,900             594
   AOL Time Warner*                1,022,900          11,968
   Belo, Cl A                         26,600             582
   Cablevision Systems, Cl A (B)*     57,782             523
   Charter Communications (B)*        91,800             171
   Clear Channel Communications*     115,500           4,014
   Comcast, Cl A (B)*                794,400          16,571
   COX Communications, Cl A (B)*      88,800           2,184
   Cumulus Media, Cl A*               15,900             281
   Dow Jones                          13,300             511
   E.W. Scripps, Cl A                  7,200             499
   Emmis Communications, Cl A*        23,300             443
   Entercom Communications*            5,000             237
   Fox Entertainment Group, Cl A*     32,400             714


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Gannett                           117,600      $    8,488
   Gemstar-TV Guide International*    70,100             177
   Getty Images*                       7,800             156
   Harte-Hanks                        13,200             246
   Hispanic Broadcasting*             12,200             227
   Knight-Ridder                      33,000           1,861
   Lamar Advertising (B)*             18,000             546
   Lee Enterprises                    12,000             394
   Liberty Media, Cl A*            1,155,800           8,299
   Lin TV, Cl A*                       9,600             238
   McClatchy, Cl A                     5,300             323
   McGraw-Hill                        13,400             820
   McLeodUSA, Cl A (B)*              251,800              --
   Meredith                           10,400             448
   New York Times, Cl A               25,000           1,136
   Radio One, Cl D*                   28,900             477
   Reader's Digest Association, Cl A  32,400             507
   RR Donnelley & Sons               240,600           5,656
   Scholastic*                        13,400             599
   Tribune                            86,200           3,604
   USA Interactive (B)*                5,000              97
   Valassis Communications*           30,100           1,056
   Viacom, Cl B (B)*                 422,307          17,124
   Washington Post, Cl B               1,100             714
                                                 -----------
                                                      92,485
                                                 -----------
BUILDING & CONSTRUCTION -- 0.8%
   American Standard*                  1,700             108
   Centex                             83,700           3,712
   Clayton Homes (B)                  57,000             626
   DR Horton                          44,950             837
   KB Home                            15,600             762
   Lafarge North America              89,000           2,578
   Lennar                             19,900           1,110
   Martin Marietta Materials          24,800             808
   Masco                             112,700           2,203
   Pulte Homes (B)                   150,900           6,433
   Ryland Group                       12,300             457
   Texas Industries                   73,000           1,773
   Toll Brothers*                     13,300             289
   Vulcan Materials                   34,200           1,237
   York International                 21,500             606
                                                 -----------
                                                      23,539
                                                 -----------
CHEMICALS -- 2.9%
   Air Products & Chemicals          100,500           4,222
   Albemarle                          18,900             478
   Ashland                           191,300           5,125
   Cabot                             101,100           2,123
   Church & Dwight                       100               3
   Dow Chemical                      703,400          19,210
   E.I. Du Pont de Nemours           701,800          25,314
   Eastman Chemical                  218,100           8,325


--------------------------------------------------------------------------------
30          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Engelhard                          73,300      $    1,747
   FMC*                               28,000             723
   Hercules*                          41,500             382
   IMC Global                         68,600             827
   Lubrizol                          175,600           4,964
   Lyondell Chemical                 190,100           2,270
   Millennium Chemicals              122,700           1,212
   OM Group (B)                       16,000             685
   PPG Industries                     77,300           3,455
   Rohm & Haas                        69,900           2,167
   Sigma-Aldrich (B)                  36,400           1,793
                                                 -----------
                                                      85,025
                                                 -----------
COMMERCIAL SERVICES -- 0.8%
   Cendant (B)*                    1,160,028          12,482
   Deluxe                             53,900           2,429
   Fluor                              31,700             775
   Iron Mountain*                      8,250             206
   Jacobs Engineering Group*          15,000             463
   Manpower                           16,600             487
   Monsanto                           80,600           1,232
   Pittston Brink's Group            124,000           2,778
   Quintiles Transnational*           44,700             425
   ServiceMaster                     114,800           1,246
   Viad                               19,700             402
                                                 -----------
                                                      22,925
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 0.6%
   ADC Telecommunications*           266,100             306
   Advanced Fibre Communication*      27,700             368
   Andrew*                            53,400             350
   Comverse Technology*               59,000             412
   Harris                             21,300             713
   Motorola (B)                    1,100,000          11,198
   Nortel Networks (B)*            1,916,600           1,035
   Scientific-Atlanta (B)             63,900             799
   Tellabs*                          600,200           2,443
                                                 -----------
                                                      17,624
                                                 -----------
COMPUTERS & SERVICES -- 3.1%
   3Com*                             121,900             480
   Adaptec*                           42,200             186
   Apple Computer*                   158,300           2,295
   Autodesk (B)                      279,100           3,536
   Ceridian*                          30,700             437
   Computer Sciences (B)*            460,100          12,786
   Diebold (B)                        29,300             965
   Electronic Data Systems            29,500             412
   EMC*                              436,100           1,993
   Emulex (B)*                         5,900              66
   Gateway*                           66,500             198
   GTECH Holdings*                     2,100              52
   Hewlett-Packard                 1,800,994          21,018


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   International Business Machines   540,400      $   31,554
   Juniper Networks (B)*              16,000              77
   NCR*                              251,200           4,974
   Perot Systems, Cl A*               20,200             188
   Quantum*                          183,900             406
   Reynolds & Reynolds, Cl A         123,700           2,776
   Storage Technology*                44,100             464
   Sun Microsystems*                 758,100           1,964
   Symbol Technologies                51,800             397
   Ticketmaster, Cl B*                 7,100             108
   Unisys*                           119,700             838
   VeriSign*                          31,400             159
   Veritas Software*                  20,800             305
   WebMD*                             75,200             380
   Zebra Technologies, Cl A*           5,200             274
                                                 -----------
                                                      89,288
                                                 -----------
CONTAINERS & PACKAGING -- 0.7%
   Ball (B)                           15,900             801
   Bemis                              28,400           1,403
   Crown Cork & Seal (B)*            337,900           1,774
   Owens-Illinois*                   454,200           5,142
   Packaging Corporation of America*  11,200             196
   Pactiv*                            71,500           1,176
   Smurfit-Stone Container (B)*      375,800           4,724
   Sonoco Products                   199,600           4,253
                                                 -----------
                                                      19,469
                                                 -----------
DATA PROCESSING -- 0.2%
   Acxiom (B)*                        22,600             320
   Dun & Bradstreet*                  16,800             565
   First Data                        224,800           6,283
                                                 -----------
                                                       7,168
                                                 -----------
DRUGS -- 2.3%
   Bristol-Myers Squibb              562,600          13,390
   Eli Lilly                          44,400           2,457
   ICN Pharmaceuticals                17,000             154
   Medicis Pharmaceutical, Cl A*       7,900             323
   Merck                             549,800          25,131
   Mylan Laboratories                  7,500             246
   Pfizer                            423,900          12,302
   Pharmacia                          62,100           2,415
   Schering-Plough                   479,100          10,214
   SICOR*                             13,900             211
   Vertex Pharmaceuticals*            41,600             769
   Watson Pharmaceuticals*            22,200             544
                                                 -----------
                                                      68,156
                                                 -----------
ELECTRICAL SERVICES -- 4.8%
   AES (B)*                           66,600             167
   Allegheny Energy                   46,500             609



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          31

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Allete                             44,800      $      968
   Alliant Energy                     28,000             539
   Ameren (B)                         66,600           2,774
   American Electric Power (B)       410,920          11,715
   American Power Conversion*         85,100             814
   Aquila                             87,189             357
   Calpine (B)*                      111,600             276
   Cinergy (B)                       134,800           4,237
   CMS Energy (B)                     57,200             461
   Consolidated Edison (B)           111,500           4,485
   Constellation Energy Group         88,200           2,186
   Cooper, Cl A                       85,100           2,583
   Dominion Resources (B)            118,761           6,025
   DPL                                44,400             730
   DTE Energy                         77,732           3,164
   Duke Energy (B)                   378,800           7,406
   Edison International*             513,000           5,130
   Energy East                        84,700           1,678
   Entergy                            93,900           3,906
   Exelon                            145,600           6,916
   FirstEnergy                       125,278           3,745
   FPL Group (B)                     169,000           9,092
   Great Plains Energy (B)            40,400             774
   Hawaiian Electric Industries        6,700             289
   Hubbell, Cl B                      14,900             433
   Idacorp                            32,900             800
   Kemet*                             37,500             321
   MDU Resources Group                22,100             505
   Mirant (B)*                       152,913             338
   Molex                              18,700             440
   NiSource (B)                      107,400           1,850
   Northeast Utilities               175,200           2,961
   NSTAR                              28,200           1,115
   OGE Energy                         20,000             337
   Pepco Holdings                     98,504           1,965
   PG&E (B)*                         416,700           4,692
   Pinnacle West Capital             107,400           2,981
   PPL                                60,700           1,975
   Progress Energy                   101,800           4,161
   Public Service Enterprise
     Group (B)                       234,100           7,140
   Puget Energy                       50,000           1,020
   Reliant Energy (B)                190,500           1,907
   Reliant Resources (B)*             34,800              61
   SCANA                              35,800             932
   Southern (B)                      318,000           9,152
   TECO Energy (B)                    81,200           1,289
   TXU (B)                           115,800           4,830
   Wisconsin Energy                  192,700           4,683
   Xcel Energy (B)                   182,650           1,700
                                                 -----------
                                                     138,614
                                                 -----------
ELECTRONICS -- 0.4%
   Agilent Technologies*             110,200           1,439
   Arrow Electronics (B)*            182,500           2,305


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Avnet                             174,000      $    1,877
   AVX                                28,700             249
   Energizer Holdings (B)*            45,100           1,371
   Sanmina-SCI*                       93,868             260
   Solectron*                        548,625           1,158
   Tektronix*                         35,700             587
   Thomas & Betts*                   179,800           2,533
   Vishay Intertechnology*            49,100             432
                                                 -----------
                                                      12,211
                                                 -----------
ENTERTAINMENT -- 0.6%
   Brunswick                          40,100             844
   Callaway Golf (B)                  21,600             224
   Hasbro                             66,300             738
   International Speedway              9,800             389
   Mattel                              9,400             169
   Regal Entertainment Group*         12,700             226
   Six Flags*                         53,900             190
   Walt Disney                       922,312          13,964
                                                 -----------
                                                      16,744
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.8%
   Allied Waste Industries*           29,900             220
   Republic Services*                 68,100           1,280
   Waste Management                  914,100          21,317
                                                 -----------
                                                      22,817
                                                 -----------
FINANCIAL SERVICES -- 8.7%
   Affiliated Managers Group*          2,500             112
   AG Edwards                         47,000           1,503
   Allied Capital (B)                301,800           6,606
   American Express                  200,600           6,255
   Bear Stearns                      172,400           9,723
   Citigroup                       2,618,467          77,638
   Countrywide Credit Industry       210,500           9,925
   Doral Financial                    19,050             460
   E*TRADE Group*                     58,300             259
   Franklin Resources                365,100          11,355
   Freddie Mac                       266,500          14,897
   Goldman Sachs Group               107,500           7,098
   Household International (B)       541,200          15,321
   Instinet Group*                     8,600              27
   LaBranche*                         10,300             209
   Legg Mason                         19,200             817
   Lehman Brothers Holdings          320,500          15,721
   MBNA                              787,050          14,466
   Merrill Lynch                     388,300          12,794
   Morgan Stanley Dean Witter        683,400          23,154
   Neuberger Berman                   10,500             283
   Raymond James Financial             7,800             211
   SLM                               221,400          20,621




--------------------------------------------------------------------------------
32          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Stilwell Financial                 95,800      $    1,156
   T Rowe Price Group                 34,800             869
                                                 -----------
                                                     251,480
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 4.0%
   Adolph Coors, Cl B                 63,700           3,586
   Albertson's (B)                   349,600           8,446
   American Water Works               36,200           1,617
   Anheuser-Busch                    132,000           6,679
   Archer-Daniels-Midland            242,285           3,031
   Campbell Soup (B)                  92,600           2,045
   Coca-Cola                         136,700           6,556
   Coca-Cola Enterprises              20,700             440
   Conagra Foods                     499,900          12,423
   Constellation Brands, Cl A*        18,400             425
   Dean Foods (B)*                    35,900           1,428
   Dole Food                           9,800             285
   General Mills                      47,700           2,119
   Hershey Foods                      29,000           1,799
   HJ Heinz                           86,900           2,900
   Hormel Foods                       22,900             501
   Kellogg                            54,600           1,815
   Kraft Foods, Cl A                  87,800           3,201
   Kroger*                            83,300           1,175
   Loews                              12,400             233
   McCormick                          40,400             921
   PepsiAmericas                     184,700           2,623
   Philip Morris (B)                 692,325          26,862
   RJ Reynolds Tobacco Holdings       79,600           3,209
   Ruddick                            93,000           1,413
   Safeway*                          124,100           2,767
   Sara Lee                          189,503           3,466
   Smithfield Foods*                  62,100             975
   Supervalu                         286,332           4,624
   Tyson Foods, Cl A (B)             473,523           5,507
   UST                                46,100           1,301
   Winn-Dixie Stores (B)              39,200             514
   Wm. Wrigley Jr.                    33,500           1,658
                                                 -----------
                                                     116,544
                                                 -----------
GAS/NATURAL GAS -- 0.5%
   Dynegy, Cl A (B)                  122,100             142
   El Paso                           241,200           1,995
   KeySpan                            57,000           1,909
   Kinder Morgan                      23,400             830
   National Fuel Gas                  41,200             819
   Nicor                              21,800             615
   Peoples Energy                      4,200             141
   Praxair                            70,800           3,619
   Questar                            42,300             966
   Sempra Energy (B)                 194,000           3,812


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Vectren                            15,200      $      334
   Williams                          231,600             523
                                                 -----------
                                                      15,705
                                                 -----------
HAND/MACHINE TOOLS -- 0.2%
   Black & Decker                      9,000             377
   Illinois Tool Works                52,200           3,045
   Snap-On                            17,900             411
   Stanley Works                      20,100             657
                                                 -----------
                                                       4,490
                                                 -----------
HOTELS & LODGING -- 0.2%
   Harrah's Entertainment*             2,800             135
   Hilton Hotels (B)                 140,700           1,601
   Mandalay Resort Group*             16,400             550
   Marriott International, Cl A       42,100           1,221
   MGM Mirage*                        30,400           1,134
   Park Place Entertainment*         126,800           1,008
   Starwood Hotels & Resorts
     Worldwide                        52,300           1,166
                                                 -----------
                                                       6,815
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.0%
   Clorox                            214,600           8,623
   Ethan Allen Interiors              14,800             479
   Fortune Brands                     65,600           3,102
   La-Z-Boy                           28,400             659
   Leggett & Platt                   217,900           4,312
   Newell Rubbermaid                 110,300           3,405
   Whirlpool                         167,100           7,663
                                                 -----------
                                                      28,243
                                                 -----------
INSURANCE -- 8.5%
   21st Century Insurance Group        4,500              46
   Aetna (B)                         135,700           4,859
   Aflac                             116,700           3,582
   Alleghany*                          1,000             189
   Allmerica Financial                31,300             376
   Allstate                          465,600          16,552
   AMBAC Financial Group             136,850           7,375
   American Financial Group           10,000             230
   American International Group      590,500          32,300
   American National Insurance         4,200             290
   AmerUs Group                       27,100             769
   AON                               101,900           2,088
   Chubb                             318,952          17,488
   Cigna (B)                         203,000          14,362
   Cincinnati Financial               71,000           2,526
   CNA Financial*                     11,900             297
   Erie Indemnity, Cl A               16,200             675
   Fidelity National Financial        43,232           1,242
   First American                     43,100             881
   Hartford Financial Services Group 299,000          12,259

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          33

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   HCC Insurance Holdings             25,700      $      617
   Humana*                            69,200             858
   Jefferson-Pilot                    74,750           2,997
   John Hancock Financial Services   130,400           3,625
   Leucadia National                  10,400             354
   Lincoln National                  520,500          15,901
   Loews                             167,200           7,171
   Markel*                             5,200           1,036
   Marsh & McLennan                  465,500          19,383
   MBIA                               66,750           2,667
   Mercury General                     7,200             308
   Metlife (B)                       143,000           3,255
   MGIC Investment (B)                39,600           1,617
   Mony Group                         23,100             570
   Nationwide Financial Services,
     Cl A                             15,300             409
   Old Republic International        229,300           6,508
   Phoenix                            31,100             424
   PMI Group                         215,100           5,853
   Principal Financial Group (B)*    139,100           3,642
   Progressive                        35,500           1,797
   Protective Life                    41,900           1,289
   Prudential Financial (B)*         265,300           7,577
   Radian Group                       38,000           1,241
   Reinsurance Group of America        8,600             222
   Safeco                             67,900           2,158
   St. Paul                          724,800          20,816
   Stancorp Financial Group           41,800           2,211
   Torchmark                         107,400           3,680
   Transatlantic Holdings              7,600             505
   Travelers Property Casualty,
     Cl A*                             5,154              68
   Travelers Property Casualty,
     Cl B*                           439,532           5,947
   Unitrin                            15,100             464
   UnumProvident                     115,100           2,342
   Wesco Financial                       100              31
   WR Berkley                         25,950             882
                                                 -----------
                                                     246,811
                                                 -----------
LEASING & RENTING -- 0.1%
   GATX                               24,000             476
   Rent-A-Center*                      4,200             218
   Ryder System                       27,200             678
   United Rentals*                    11,500              97
                                                 -----------
                                                       1,469
                                                 -----------
MACHINERY -- 2.0%
   AGCO*                              19,500             453
   Caterpillar                       154,000           5,732
   Crane                              15,100             298
   Cummins (B)                       142,600           3,368
   Deere                             334,200          15,189
   Dover (B)                          81,800           2,076
   Eaton                              29,200           1,861


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Emerson Electric                  190,400      $    8,366
   EnPro Industries*                  50,520             173
   FMC Technologies*                  17,541             294
   Johnson Controls                   73,400           5,639
   NACCO Industries                   23,600             939
   Pall                               37,000             584
   Parker Hannifin (B)                51,100           1,953
   Pentair                            24,500             911
   Rockwell Automation               238,200           3,876
   SPX (B)*                           11,400           1,150
   Tecumseh Products, Cl A            84,300           3,537
   Thermo Electron*                   77,800           1,255
                                                 -----------
                                                      57,654
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 2.9%
   AmerisourceBergen                  11,224             802
   Anthem*                             8,923             580
   Apogent Technologies*              21,800             407
   Bausch & Lomb (B)                 133,400           4,425
   Becton Dickinson                  111,300           3,161
   Boston Scientific*                618,033          19,505
   C.R. Bard                          20,500           1,120
   Coventry Health Care*              15,900             517
   Edwards Lifesciences*              17,400             445
   Guidant*                          590,800          19,089
   HCA                               205,700           9,793
   Health Net*                        34,900             749
   Healthsouth*                      163,200             677
   Henry Schein*                      11,900             628
   Hillenbrand Industries             18,200             988
   Manor Care*                        39,400             886
   McKesson                           15,800             448
   Millennium Pharmaceuticals*        46,400             432
   Omnicare                           27,900             589
   Orthodontic Centers of
     America (B)*                     10,000             107
   Tenet Healthcare*                 361,150          17,877
   Triad Hospitals*                   16,300             618
                                                 -----------
                                                      83,843
                                                 -----------
METALS & MINING -- 0.5%
   Alcoa                             326,200           6,296
   Freeport-McMoRan Copper &
     Gold (B)*                       335,400           4,514
   Newmont Mining                     15,800             435
   Phelps Dodge*                      30,000             769
   Precision Castparts                31,700             687
   Timken                            160,400           2,687
                                                 -----------
                                                      15,388
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 0.3%
   Aptargroup                          8,200             220
   Lancaster Colony                    3,600             152


--------------------------------------------------------------------------------
34          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Teleflex                            9,700      $      442
   Tyco International                548,500           7,734
                                                 -----------
                                                       8,548
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.5%
   3M                                 48,800           5,366
   Avery Dennison                     12,300             701
   HON Industries                     17,000             433
   IKON Office Solutions             484,000           3,814
   Pitney Bowes                       44,000           1,341
   Steelcase, Cl A                    33,600             352
   Xerox (B)*                        718,300           3,556
                                                 -----------
                                                      15,563
                                                 -----------
PAINT & RELATED PRODUCTS -- 0.1%
   RPM                                38,500             541
   Sherwin-Williams                  110,200           2,610
   Valspar                            26,300             981
                                                 -----------
                                                       4,132
                                                 -----------
PAPER & PAPER PRODUCTS -- 2.7%
   Boise Cascade                      21,300             486
   Bowater                            23,600             833
   Georgia-Pacific                   237,176           3,104
   International Paper               651,035          21,738
   Kimberly-Clark                    469,100          26,570
   MeadWestvaco                      239,391           4,599
   Rayonier                           18,700             784
   Temple-Inland (B)                  19,100             738
   Weyerhaeuser                      438,500          19,193
                                                 -----------
                                                      78,045
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 9.3%
   Amerada Hess                      109,600           7,440
   Anadarko Petroleum                343,700          15,308
   Apache                             58,740           3,492
   Burlington Resources (B)           66,600           2,555
   ChevronTexaco                     699,282          48,425
   ConocoPhillips (B)                768,315          35,527
   Devon Energy                       62,400           3,011
   Diamond Offshore Drilling           8,800             176
   ENSCO International                 7,700             193
   EOG Resources                      43,800           1,575
   Equitable Resources                30,200           1,043
   Exxon Mobil                     3,281,778         104,689
   Forest Oil*                        10,800             275
   Halliburton                        87,500           1,130
   Helmerich & Payne                  32,200           1,102
   Kerr-McGee                         38,800           1,685
   Marathon Oil                      396,500           8,993
   Murphy Oil                          4,400             361
   Newfield Exploration*              16,200             544


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Noble Energy                       23,300      $      791
   Occidental Petroleum              746,700          21,191
   Ocean Energy                       28,700             573
   Patterson-UTI Energy*               1,600              41
   Pennzoil-Quaker State              28,300             622
   Pioneer Natural Resources*         37,600             912
   Pogo Producing                     22,000             749
   Premcor*                            6,700             105
   Pride International*               24,400             317
   Rowan                              17,900             334
   Sunoco                             31,900             962
   Tidewater                          21,900             591
   Unocal                            103,300           3,243
   Valero Energy                      45,700           1,210
   Varco International*               28,100             475
   XTO Energy                         37,200             767
                                                 -----------
                                                     270,407
                                                 -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
   Eastman Kodak (B)                 289,400           7,883
                                                 -----------
RAILROADS -- 1.5%
   Burlington Northern Santa Fe      594,800          14,228
   CSX                               305,400           8,056
   Norfolk Southern                  633,100          12,782
   Union Pacific (B)                 154,700           8,953
                                                 -----------
                                                      44,019
                                                 -----------
REAL ESTATE -- 0.0%
   Catellus Development*              26,100             481
   Forest City Enterprises, Cl A         300              10
                                                 -----------
                                                         491
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
   AMB Property                       43,700           1,263
   Annaly Mortgage Management         58,200           1,074
   Apartment Investment & Management,
     Cl A                             34,600           1,344
   Archstone-Smith Trust              64,700           1,545
   Arden Realty                       44,700           1,057
   AvalonBay Communities              25,000           1,045
   Boston Properties                  27,600           1,027
   BRE Properties, Cl A                6,100             188
   Camden Property Trust               4,100             136
   CarrAmerica Realty                 41,200           1,037
   Centerpoint Properties              2,400             133
   Crescent Real Estate Equity        23,800             374
   Developers Diversified Realty      47,100           1,037
   Duke Realty                        56,100           1,381
   Equity Office Properties Trust    188,484           4,867
   Equity Residential                137,900           3,301
   First Industrial Realty Trust      32,700           1,013
   General Growth Properties          23,200           1,195


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          35

STATEMENT OF NET ASSETS



Large Cap Value Fund (Concluded)

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Health Care Property Investors     36,200      $    1,542
   Highwoods Properties                7,200             168
   Hospitality Properties Trust       43,000           1,424
   Host Marriott (B)*                122,200           1,134
   iStar Financial                    35,300             986
   Kimco Realty                       46,650           1,451
   Liberty Property Trust             20,300             629
   Mack-Cali Realty                   30,600             983
   New Plan Excel Realty Trust        20,400             376
   Plum Creek Timber                  73,468           1,661
   Prologis                           95,287           2,374
   Public Storage                     33,200           1,059
   Reckson Associates Realty          44,200           1,006
   Rouse                              27,100             866
   Simon Property Group               74,800           2,673
   Trizec Properties                  30,300             344
   United Dominion Realty Trust       21,800             347
   Vornado Realty Trust               33,400           1,318
   Weingarten Realty Investors         8,100             296
                                                 -----------
                                                      43,654
                                                 -----------
RETAIL -- 3.5%
   American Eagle Outfitters*         10,500             127
   Autonation*                        97,200           1,120
   Barnes & Noble (B)*                17,900             379
   Big Lots*                          35,100             556
   Blockbuster, Cl A                 206,100           5,111
   Borders Group*                     41,000             648
   Brinker International*              6,250             162
   CBRL Group                         13,300             303
   Circuit City Stores                81,400           1,233
   Circuit City Stores -
     Carmax Group*                    12,600             202
   CVS                               177,100           4,489
   Darden Restaurants (B)            290,500           7,042
   Dillard's, Cl A                    25,500             515
   Federated Department Stores*      337,900           9,948
   Foot Locker*                       39,300             393
   GameStop*                           7,900             162
   Home Depot                        459,100          11,982
   JC Penney (B)                     115,000           1,831
   Limited (B)                       117,700           1,688
   May Department Stores             355,662           8,098
   McDonald's                        574,800          10,151
   Neiman-Marcus Group, Cl A*         10,000             262
   Nike, Cl B (B)                      9,100             393
   Nordstrom                          37,600             674
   O'Reilly Automotive*                7,100             203
   Office Depot*                     133,200           1,644
   Outback Steakhouse*                23,700             651
   Pier 1 Imports                     21,900             418
   Reebok International*              22,700             569
   Rite Aid (B)*                      50,500             106
   Saks*                              42,000             442
   Sears Roebuck (B)                 674,400          26,302


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sonic Automotive*                  10,000      $      177
   Talbots                               900              25
   Toys "R" Us*                       91,900             935
   Wendy's International              15,500             513
   Yum! Brands*                       28,000             776
                                                 -----------
                                                     100,230
                                                 -----------
RUBBER-TIRES -- 0.2%
   Cooper Tire & Rubber              160,100           2,584
   Goodyear Tire & Rubber (B)        253,100           2,250
                                                 -----------
                                                       4,834
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.2%
   Advanced Micro Devices*           106,200             567
   Agere Systems, Cl B (B)*          395,812             392
   Amkor Technology (B)*              23,600              56
   Applied Micro Circuits*            67,700             194
   Atmel*                            105,600             112
   Broadcom, Cl A (B)*                37,000             395
   Conexant Systems (B)*              58,900              65
   Cypress Semiconductor*             18,200             119
   Integrated Device Technology*      22,800             238
   Intersil, Cl A*                    12,100             157
   JDS Uniphase (B)*                 273,200             532
   LSI Logic*                         87,500             556
   Micron Technology (B)*            119,900           1,483
   National Semiconductor*            13,300             159
   Teradyne (B)*                       9,600              92
                                                 -----------
                                                       5,117
                                                 -----------
SOFTWARE -- 0.1%
   Advent Software*                    7,800              89
   BMC Software*                      41,000             536
   Checkfree*                         22,800             259
   Computer Associates International 187,700           1,802
   Compuware*                        111,300             340
   Rational Software*                 17,800              77
   Sybase*                            16,900             196
                                                 -----------
                                                       3,299
                                                 -----------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding*                  62,400             456
   Allegheny Technologies             39,800             276
   Nucor                              34,600           1,311
   Shaw Group (B)*                    12,700             180
   United States Steel                45,100             524
                                                 -----------
                                                       2,747
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 4.8%
   Alltel (B)                        137,800           5,530
   AT&T                            1,706,950          20,501
   AT&T Wireless Services*           506,100           2,085



--------------------------------------------------------------------------------
36          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Avaya*                            122,600      $      175
   BellSouth                         956,500          17,561
   CenturyTel (B)                     54,600           1,225
   CIENA*                            132,511             394
   Citizens Communications*           74,600             506
   Corning (B)*                    1,098,300           1,757
   IDT*                               32,100             523
   Lucent Technologies (B)*        1,545,500           1,175
   PanAmSat (B)*                      17,300             300
   Polycom*                            2,500              17
   Qwest Communications
     International (B)*            1,656,000           3,776
   SBC Communications              1,773,500          35,647
   Sprint-FON Group                  932,600           8,505
   Telephone & Data Systems (B)       28,800           1,453
   US Cellular*                        4,500             133
   Verizon Communications          1,425,330          39,111
                                                 ------------
                                                     140,374
                                                 ------------
TRUCKING -- 0.1%
   CNF                                21,300             668
   Navistar International*            24,300             527
   Swift Transportation*              22,800             356
                                                 ------------
                                                       1,551
                                                 ------------
WATER UTILITIES -- 0.0%
   Philadelphia Suburban              10,500             213
                                                 ------------
WHOLESALE -- 0.6%
   Costco Wholesale*                 101,000           3,269
   Genuine Parts                     194,800           5,969
   Ingram Micro, Cl A*               302,800           4,027
   Tech Data*                         83,400           2,202
   W.W. Grainger (B)                  30,800           1,311
                                                 ------------
                                                      16,778
                                                 ------------
Total Common Stock
   (Cost $3,572,104)                               2,871,290
                                                 ------------
EXCHANGE TRADED FUND -- 0.3%
   iShares Russell 1000 Value Index
     Fund (B)                        234,975           9,944
                                                 ------------
Total Exchange Traded Fund
   (Cost $11,757)                                      9,944
                                                 ------------
U.S. TREASURY OBLIGATIONS -- 0.1%
   U.S. Treasury Bills (A)
        1.580%, 02/27/03              $3,200           3,181
                                                 ------------
Total U.S. Treasury Obligations
   (Cost $3,179)                                       3,181
                                                 ------------



--------------------------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.6%
   Morgan Stanley Dean Witter
     1.850%, dated 09/30/02, matures
     10/01/02, repurchase price
     $17,100,946 (collateralized by
     FNMA obligations, total market
     value: $17,533,166)             $17,100     $    17,100
                                                 ------------
Total Repurchase Agreement
   (Cost $17,100)                                     17,100
                                                 ------------
Total Investments -- 99.9%
   (Cost $3,604,140)                               2,901,515
                                                 ------------

OTHER ASSETS AND LIABILITIES, NET:
Collateral Received on Securities Lent               287,177
Payable upon Return on Securities Lent              (287,177)
Investment Advisory Fees Payable                        (651)
Management Fees Payable                                 (903)
Shareholder Servicing Fees Payable                      (548)
Administration Servicing Fees                             (1)
Other Assets and Liabilities                           3,740
                                                 ------------
Total Other Assets & Liabilities, Net -- 0.1%          1,637
                                                 ------------


NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 207,789,799 outstanding shares
   of beneficial interest                          3,712,828
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 443,315 outstanding shares
   of beneficial interest                              7,982
Undistributed net investment income                   12,084
Accumulated net realized loss on investments        (125,629)
Net unrealized depreciation on investments          (702,625)
Net unrealized depreciation on futures contracts      (1,488)
                                                 ------------
Total Net Assets -- 100.0%                       $ 2,903,152
                                                 ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $13.94
                                                 ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $13.94
                                                 ============

*   Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2002 (see Note 10). The total value of securities on loan at September 30, 2002 was $268,743,069.
Cl -- Class
FNMA -- Federal National Mortgage Association
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          37

STATEMENT OF NET ASSETS



Large Cap Growth Fund

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.6%
AEROSPACE & DEFENSE -- 0.2%
   Northrop Grumman                   28,400      $    3,523
   United Technologies                68,200           3,852
                                                 -----------
                                                       7,375
                                                 -----------
APPAREL/TEXTILES -- 0.8%
   Cintas                            551,500          23,119
                                                 -----------
AUTOMOTIVE -- 0.4%
   Harley-Davidson                   265,850          12,349
                                                 -----------
BANKS -- 3.4%
   Bank of America                   119,300           7,611
   Bank of New York (B)              431,596          12,404
   Bank One                          277,600          10,382
   JP Morgan Chase                   493,900           9,379
   Northern Trust                    600,000          22,632
   State Street                      915,900          35,391
                                                 -----------
                                                      97,799
                                                 -----------
BEAUTY PRODUCTS -- 4.8%
   Avon Products                     141,800           6,537
   Colgate-Palmolive                 739,719          39,908
   Gillette                        1,503,235          44,496
   Procter & Gamble                  545,052          48,716
                                                 -----------
                                                     139,657
                                                 -----------
BIOTECHNOLOGY -- 1.7%
   Amgen*                          1,155,304          48,176
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.0%
   Clear Channel Communications*     741,500          25,767
   Comcast, Cl A*                  1,100,200          22,950
   COX Communications, Cl A (B)*   1,052,700          25,886
   Gannett                           138,500           9,997
   Liberty Media, Cl A*            3,922,200          28,162
   Viacom, Cl B (B)*                 833,400          33,794
                                                 -----------
                                                     146,556
                                                 -----------
BUILDING & CONSTRUCTION -- 0.6%
   Masco (B)                         912,046          17,831
                                                 -----------
COMMERCIAL SERVICES -- 2.4%
   Cendant*                          636,900           6,853
   Paychex (B)                     2,067,300          50,173
   Robert Half International*        850,000          13,490
                                                 -----------
                                                      70,516
                                                 -----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.5%
   EchoStar Communications,
     Cl A (B)*                     1,200,000       $  20,760
   Harris                            236,800           7,931
   Nokia Oyj ADR                   2,300,100          30,476
   Qualcomm (B)*                   1,583,480          43,736
                                                 -----------
                                                     102,903
                                                 -----------
COMPUTERS & SERVICES -- 4.9%
   Affiliated Computer Services,
     Cl A*                            69,300           2,949
   BISYS Group*                      211,800           3,539
   Cisco Systems*                  3,332,500          34,925
   Dell Computer*                    933,600          21,949
   DST Systems (B)*                  212,300           6,256
   eBay (B)*                         578,400          30,545
   Electronic Data Systems (B)         8,297             116
   EMC*                              839,500           3,837
   Expedia, Cl A (B)*                210,000          10,636
   Lexmark International*            125,200           5,884
   Sungard Data Systems*             433,500           8,432
   Veritas Software*                 897,400          13,165
                                                 -----------
                                                     142,233
                                                 -----------
DATA PROCESSING -- 4.0%
   Automatic Data Processing         247,600           8,609
   First Data                      3,093,100          86,452
   Fiserv*                           733,200          20,588
                                                 -----------
                                                     115,649
                                                 -----------
DRUGS -- 8.0%
   Allergan                          425,000          23,120
   Cephalon*                         118,800           4,849
   Eli Lilly (B)                     242,230          13,405
   Forest Laboratories*              149,300          12,244
   Medimmune*                        202,100           4,228
   Pfizer                          4,744,301         137,680
   Pharmacia                         743,133          28,893
   Wyeth                             237,300           7,546
                                                 -----------
                                                     231,965
                                                 -----------
ELECTRONICS -- 0.2%
   Flextronics International*        854,500           5,958
                                                 -----------
ENTERTAINMENT -- 0.4%
   Walt Disney                       744,792          11,276
                                                 -----------
FINANCIAL SERVICES -- 9.1%
   Charles Schwab (B)              5,157,650          44,872
   Citigroup                       1,793,791          53,186
   Concord EFS (B)*                1,596,600          25,354
   Fannie Mae                        123,900           7,377
   Goldman Sachs Group (B)           525,400          34,692


--------------------------------------------------------------------------------
38          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   MBNA                            2,573,200      $   47,295
   Merrill Lynch                     161,800           5,331
   Moody's                           750,000          36,375
   Morgan Stanley Dean Witter        346,500          11,740
                                                 -----------
                                                     266,222
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 2.7%
   Anheuser-Busch                     90,700           4,589
   Coca-Cola                         692,909          33,232
   Kellogg                           174,200           5,792
   PepsiCo                           331,441          12,247
   Safeway (B)*                      750,000          16,725
   Unilever                           82,000           4,875
                                                 -----------
                                                      77,460
                                                 -----------
GAS/NATURAL GAS -- 0.3%
   Praxair                           175,700           8,980
                                                 -----------
HOTELS & LODGING -- 1.5%
   Harrah's Entertainment*           254,600          12,274
   Marriott International,
     Cl A (B)                      1,099,062          31,862
                                                 -----------
                                                      44,136
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.9%
   General Electric                1,555,500          38,343
   Newell Rubbermaid (B)             513,800          15,861
                                                 -----------
                                                      54,204
                                                 -----------
INSURANCE -- 4.4%
   ACE                               143,800           4,258
   American International Group    1,769,483          96,791
   Marsh & McLennan                  371,610          15,474
   Old Republic International        203,600           5,778
   Travelers Property Casualty,
    Cl A*                                  1              --
   Willis Group Holdings*            221,400           7,414
                                                 -----------
                                                     129,715
                                                 -----------
MACHINERY -- 0.9%
   Caterpillar                       261,538           9,734
   Danaher                            91,200           5,185
   SPX*                              108,600          10,958
                                                 -----------
                                                      25,877
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 10.7%
   Cardinal Health (B)               878,400          54,637
   Caremark Rx*                      400,800           6,814
   Health Management Associates,
    Cl A*                            114,900           2,323
   Health Net*                       216,500           4,644
   IMS Health                      1,074,600          16,087
   Johnson & Johnson (B)           1,299,192          70,260


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Medtronic                       2,636,334      $  111,042
   Tenet Healthcare*                 699,350          34,618
   WellPoint Health Networks*        142,800          10,467
                                                 -----------
                                                     310,892
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.7%
   3M                                192,024          21,117
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 2.0%
   GlobalSantaFe                     326,900           7,306
   Noble*                            117,500           3,643
   Ocean Energy                      353,100           7,044
   Schlumberger                      624,331          24,012
   Tidewater                         175,900           4,748
   Transocean                        617,987          12,854
                                                 -----------
                                                      59,607
                                                 -----------
RAILROADS -- 0.2%
   Union Pacific                      85,900           4,971
                                                 -----------
RETAIL -- 10.2%
   Bed Bath & Beyond*                226,910           7,390
   Brinker International*            279,800           7,247
   Darden Restaurants                267,310           6,480
   Family Dollar Stores              282,800           7,602
   Home Depot                      1,701,400          44,407
   Kohl's (B)*                     1,089,100          66,228
   Lowe's                            596,000          24,674
   RadioShack (B)                  1,000,000          20,060
   Wal-Mart Stores                 1,327,500          65,366
   Walgreen                        1,298,900          39,954
   Wendy's International             246,600           8,165
                                                 -----------
                                                     297,573
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.4%
   Altera*                           663,800           5,755
   Analog Devices*                   180,600           3,558
   Applied Materials*                111,400           1,287
   Intel                           4,930,200          68,480
   Maxim Integrated Products*        122,400           3,031
   Micron Technology*                805,600           9,965
   Texas Instruments                 516,800           7,633
                                                 -----------
                                                      99,709
                                                 -----------
SOFTWARE -- 5.6%
   Electronic Arts (B)*              240,028          15,832
   Microsoft*                      2,947,200         128,910
   Network Associates*               595,500           6,330
   Peoplesoft*                       248,000           3,068
   Symantec*                         280,600           9,437
                                                 -----------
                                                     163,577
                                                 -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          39

STATEMENT OF NET ASSETS


Large Cap Growth Fund (Concluded)

September 30, 2002
--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TRUCKING -- 2.9%
   Expeditors International
     Washington                    1,050,000     $    29,337
   United Parcel Service, Cl B       866,454          54,179
                                                 ------------
                                                      83,516
                                                 ------------
WHOLESALE -- 1.8%
   Costco Wholesale*               1,295,370          41,931
   Fastenal (B)                      314,900           9,945
                                                 ------------
                                                      51,876
                                                 ------------
Total Common Stock
   (Cost $3,623,145)                               2,872,794
                                                 ------------

U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bills (A)
        1.580%, 02/27/03             $ 5,000           4,969
                                                 ------------
Total U.S. Treasury Obligations
   (Cost $4,968)                                       4,969
                                                 ------------

REPURCHASE AGREEMENT -- 1.6%
   Morgan Stanley Dean Witter
     1.800%, dated 09/30/02,
     matures 10/01/02, repurchase
     price $46,183,103
     (collateralized by U.S.
     Government Agency
     obligations, total market
     value: $47,222,809)              46,181          46,181
                                                 ------------
Total Repurchase Agreement
   (Cost $46,181)                                     46,181
                                                 ------------
Total Investments -- 100.4%
   (Cost $3,674,294)                               2,923,944
                                                 ------------

OTHER ASSETS AND LIABILITIES, NET:
Collateral Received on Securities Lent               160,879
Payable upon Return on Securities Lent              (160,879)
Investment Advisory Fees Payable                        (893)
Management Fees Payable                                 (897)
Shareholder Servicing Fees Payable                      (304)
Administration Servicing Fees                             (1)
Other Assets and Liabilities                          (9,113)
                                                 ------------
Total Other Assets & Liabilities, Net -- (0.4)%      (11,208)
                                                 ------------


--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 224,016,237 outstanding shares
   of beneficial interest                       $  5,396,081
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 613,882 outstanding shares
   of beneficial interest                             10,964
Accumulated net realized loss on investments      (1,743,159)
Net unrealized depreciation on investments          (750,350)
Net unrealized depreciation on futures contracts        (800)
                                                 ------------
Total Net Assets -- 100.0%                       $ 2,912,736
                                                 ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $12.97
                                                 ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $12.92
                                                 ============

* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at September 30, 2002 (see Note 10). The total value of securities on loan at September 30, 2002 was $150,382,853.
ADR -- American Depository Receipt
Cl -- Class
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
40          SEI Institutional Managed Trust / Annual Report / September 30, 2002

Tax-Managed Small Cap Fund


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.6%
AEROSPACE & DEFENSE -- 2.2%
   Alliant Techsystems*               10,600         $   734
   Esterline Technologies*             9,700             162
   Goodrich                           56,725           1,071
   Orbital Sciences (B)*             124,200             422
   Teledyne Technologies*             42,200             766
                                                   ---------
                                                       3,155
                                                   ---------
AIR TRANSPORTATION -- 0.1%
   EGL*                                8,850              97
                                                   ---------
APPAREL/TEXTILES -- 0.6%
   Coach*                             10,600             271
   Liz Claiborne                      17,900             447
   Unifi*                             23,700             149
                                                   ---------
                                                         867
                                                   ---------
AUTOMOTIVE -- 1.9%
   Advance Auto Parts (B)*             6,300             332
   American Axle & Manufacturing
     Holdings*                         9,000             225
   BorgWarner                          7,400             367
   Group 1 Automotive*                 7,100             159
   Harsco                             12,500             340
   Lear (B)*                           6,700             279
   Monaco Coach*                      28,775             576
   Polaris Industries                  7,900             490
                                                   ---------
                                                       2,768
                                                   ---------
BANKS -- 8.1%
   Associated Banc                     3,300             105
   Astoria Financial                  16,200             395
   Bancorpsouth                       23,200             457
   Bank of Hawaii                     26,050             727
   BankAtlantic Bancorp, Cl A         29,000             260
   Colonial BancGroup                 34,200             424
   Commerce Bancorp                   11,700             486
   Commerce Bancshares                11,350             443
   Commercial Federal                 38,975             849
   Downey Financial                    5,000             171
   East-West Bancorp                   9,700             327
   First Virginia Banks               15,750             588
   FirstFed Financial*                15,000             386
   Greenpoint Financial               12,800             534
   Hibernia, Cl A                     63,100           1,261
   Huntington Bancshares              40,950             745
   Independence Community Bank         6,300             158
   Investors Financial Services       32,390             877
   New York Community Bancorp         16,900             476


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Provident Bankshares               14,700         $   317
   Sovereign Bancorp (B)              39,500             510
   UCBH Holdings (B)                  15,385             605
   UnionBanCal                        14,300             601
                                                   ---------
                                                      11,702
                                                   ---------
BEAUTY PRODUCTS -- 1.3%
   Alberto-Culver, Cl B               16,165             792
   Dial                               22,500             483
   Playtex Products*                  70,000             596
                                                   ---------
                                                       1,871
                                                   ---------
BIOTECHNOLOGY -- 1.6%
   Applera - Celera Genomics Group*   16,500             131
   Charles River Laboratories
     International (B)*               18,700             734
   Genencor International*            29,400             280
   Invitrogen (B)*                    32,325           1,101
                                                   ---------
                                                       2,246
                                                   ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.4%
   American Greetings, Cl A (B)       93,075           1,498
   Banta                              13,400             476
   Checkpoint Systems*                21,300             263
   Hollinger International            69,625             633
   Interpublic Group                  21,375             339
   Lamar Advertising*                 32,150             976
   Meredith                            8,400             361
   RR Donnelley & Sons                16,800             395
                                                   ---------
                                                       4,941
                                                   ---------
BUILDING & CONSTRUCTION -- 2.6%
   KB Home                            14,700             718
   Lafarge North America               6,200             179
   Martin Marietta Materials          22,100             720
   NVR*                                1,600             480
   Pulte Homes                         9,100             388
   Ryland Group                       10,000             372
   Texas Industries                   12,650             307
   Toll Brothers (B)*                 12,600             274
   York International                 10,300             290
                                                   ---------
                                                       3,728
                                                   ---------
CHEMICALS -- 3.1%
   Albemarle                          17,200             435
   Ashland                            10,100             271
   Cytec Industries*                  50,800           1,115
   FMC*                                5,500             142
   Georgia Gulf                       11,200             256
   IMC Global                         49,500             597




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          41

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lubrizol                           14,300         $   404
   Millennium Chemicals              122,075           1,206
                                                   ---------
                                                       4,426
                                                   ---------
COMMERCIAL SERVICES -- 5.0%
   AMN Healthcare Services*            6,500             120
   Career Education*                   6,300             302
   Corinthian Colleges*               20,900             789
   Deluxe                              7,600             342
   DeVry*                             18,550             345
   Education Management*               3,100             137
   FTI Consulting*                     8,900             354
   Memberworks (B)*                   18,600             324
   MPS Group*                         57,300             332
   On Assignment*                      3,000              25
   Pittston Brink's Group             75,250           1,686
   PRG-Schultz International (B)*     96,000           1,189
   Quanta Services*                   12,500              26
   Quintiles Transnational*           20,000             190
   University of Phoenix Online*      10,100             325
   Viad                               32,925             673
                                                   ---------
                                                       7,159
                                                   ---------
COMMUNICATIONS EQUIPMENT -- 0.9%
   Allen Telecom*                     57,400             306
   Arris Group (B)*                   46,900             174
   Harris                             23,100             774
   Loral Space & Communications (B)* 145,700              39
                                                   ---------
                                                       1,293
                                                   ---------
COMPUTERS & SERVICES -- 7.2%
   Autodesk (B)                       65,975             836
   Brady, Cl A                        18,125             584
   CACI International, Cl A*          35,365           1,254
   Cognizant Technology
      Solutions (B)*                  12,200             701
   E.piphany*                         45,200             163
   Earthlink*                        183,375             979
   Electronic Data Systems            23,925             334
   GTECH Holdings (B)*                25,600             635
   Imation*                            6,300             179
   Iomega*                            11,240             120
   Keynote Systems*                   30,100             197
   Maxtor*                           138,400             361
   Mentor Graphics*                   16,400              80
   NCR*                                6,500             129
   Neoware Systems*                   42,640             593
   Optimal Robotics, Cl A (B)*        10,900              83
   ProQuest*                          14,275             433
   Quantum*                          137,100             303
   Storage Technology*                25,700             270
   SYKES Enterprises*                 29,600             125
   Unisys*                           166,625           1,166


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   WebMD*                             43,500       $     220
   Websense (B)*                      48,570             564
                                                   ---------
                                                      10,309
                                                   ---------
CONSUMER PRODUCTS -- 1.0%
   Blyth                              36,250           1,012
   Fossil*                            25,050             502
                                                   ---------
                                                       1,514
                                                   ---------
CONTAINERS & PACKAGING -- 1.2%
   Ball                               14,500             731
   Chesapeake                         12,200             182
   Owens-Illinois*                    18,500             209
   Sealed Air*                        32,800             554
                                                   ---------
                                                       1,676
                                                   ---------
DATA PROCESSING -- 0.9%
   Acxiom (B)*                        36,500             518
   CSG Systems International*         35,875             391
   eFunds*                            35,300             331
                                                   ---------
                                                       1,240
                                                   ---------
DRUGS -- 1.3%
   Alpharma, Cl A                     23,700             228
   ICN Pharmaceuticals                19,700             178
   Pharmaceutical Resources*          37,965           1,062
   Watson Pharmaceuticals*            17,000             417
                                                   ---------
                                                       1,885
                                                   ---------
ELECTRICAL SERVICES -- 1.6%
   Carlisle                           10,900             400
   Constellation Energy Group         10,800             268
   El Paso Electric*                  14,400             171
   Northeast Utilities                28,300             478
   Pinnacle West Capital              10,200             283
   PNM Resources                      11,800             234
   PPL                                 9,100             296
   Puget Energy                        8,800             179
                                                   ---------
                                                       2,309
                                                   ---------
ELECTRONICS -- 1.1%
   Energizer Holdings*                23,900             727
   L-3 Communications Holdings*       10,400             548
   Methode Electronics, Cl A          33,500             307
                                                   ---------
                                                       1,582
                                                   ---------
ENTERTAINMENT -- 2.1%
   Brunswick                          17,600             370
   Callaway Golf                      53,425             556
   Gaylord Entertainment*             22,725             430


--------------------------------------------------------------------------------
42          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Shuffle Master (B)*                34,780         $   647
   Six Flags*                         31,900             112
   Speedway Motorsports*              37,575             885
                                                   ---------
                                                       3,000
                                                   ---------
ENVIRONMENTAL SERVICES -- 1.8%
   Calgon Carbon                      99,600             576
   Republic Services*                 27,625             519
   Stericycle (B)*                    18,330             622
   Waste Connections*                 24,630             857
                                                   ---------
                                                       2,574
                                                   ---------
FINANCIAL SERVICES -- 1.6%
   AmeriCredit (B)*                    9,500              77
   Bear Stearns                        7,000             395
   Coinstar (B)*                      41,540           1,071
   Metris (B)                         17,600              40
   Waddell & Reed Financial, Cl A     43,250             764
                                                   ---------
                                                       2,347
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 4.3%
   Adolph Coors, Cl B                  7,000             394
   Constellation Brands, Cl A*        44,730           1,033
   Cott*                              30,350             460
   Dean Foods (B)*                     8,500             338
   Dole Food                           9,200             267
   Interstate Bakeries                 8,800             234
   Pathmark Stores*                   38,900             356
   PepsiAmericas                      48,800             693
   Performance Food Group*            32,930           1,118
   Ruddick                             8,000             122
   Supervalu                          20,900             338
   Tyson Foods, Cl A (B)              32,800             381
   Universal                           6,300             221
   Winn-Dixie Stores                  13,600             178
                                                   ---------
                                                       6,133
                                                   ---------
GAS/NATURAL GAS -- 0.8%
   Sempra Energy                      17,700             348
   UGI                                11,500             418
   Williams                          146,400             331
                                                   ---------
                                                       1,097
                                                   ---------
HOTELS & LODGING -- 1.6%
   Aztar*                             17,300             228
   Boyd Gaming*                       60,500           1,130
   Mandalay Resort Group (B)*         27,900             936
                                                   ---------
                                                       2,294
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.3%
   Harman International Industries    30,045       $   1,555
   Whirlpool                           6,300             289
                                                   ---------
                                                       1,844
                                                   ---------
INSURANCE -- 5.4%
   AmerUs Group (B)                   10,400             295
   Erie Indemnity, Cl A               15,050             627
   Fidelity National Financial        18,500             532
   First American (B)                 36,900             754
   Hilb Rogal & Hamilton              52,155           2,151
   Humana*                            17,800             221
   Landamerica Financial Group        10,800             355
   Mid Atlantic Medical Services*     19,100             691
   Old Republic International         35,100             996
   Phoenix                            29,950             408
   PMI Group                          10,600             288
   Radian Group                        7,524             246
   Stancorp Financial Group            4,400             233
                                                   ---------
                                                       7,797
                                                   ---------
LEASING & RENTING -- 1.1%
   GATX                               21,500             425
   Ryder System                       45,600           1,137
                                                   ---------
                                                       1,562
                                                   ---------
MACHINERY -- 4.3%
   AGCO*                              25,800             599
   CNH Global                         40,700             138
   CoorsTek*                          23,400             351
   Crane                              30,875             610
   Cummins                             5,900             139
   EnPro Industries*                   1,940               7
   Fisher Scientific International*   17,700             537
   Johnson Controls                    5,500             423
   Kadant*                            14,400             194
   Millipore (B)                      27,100             861
   UNOVA*                             51,000             251
   Varian*                            23,055             637
   Wabtec                             49,000             690
   Waters*                            30,775             746
                                                   ---------
                                                       6,183
                                                   ---------
MEDICAL PRODUCTS & SERVICES -- 9.8%
   Accredo Health*                    36,020           1,718
   American Medical Systems Holdings*  6,800             141
   Bausch & Lomb (B)                  13,300             441
   Coventry Health Care*              22,400             728
   Dentsply International              7,500             301
   Diagnostic Products                25,400           1,168
   Haemonetics*                       37,475             889


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          43

STATEMENT OF NET ASSETS



Tax-Managed Small Cap Fund (Concluded)

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Health Net*                        32,400       $     695
   Healthsouth*                      177,700             738
   Henry Schein*                      10,200             538
   Idexx Laboratories*                12,600             390
   Lincare Holdings*                  17,200             534
   NBTY*                              29,400             382
   Pacificare Health Systems (B)*     15,200             351
   Parexel International*             29,300             249
   Patterson Dental*                  18,850             965
   Pharmacopeia*                      53,400             473
   Renal Care Group*                   4,200             138
   Sola International*                18,700             188
   Steris (B)*                        27,635             688
   Sybron Dental Specialties*          7,666             107
   Techne*                             4,300             141
   Triad Hospitals*                   11,300             429
   US Oncology*                       40,400             328
   Varian Medical Systems*            22,475             966
   Visx*                              39,300             363
                                                   ---------
                                                      14,049
                                                   ---------
METALS & MINING -- 1.3%
   Commercial Metals                  15,000             269
   Quanex                             25,855             897
   Timken                              8,700             146
   Worthington Industries             30,800             576
                                                   ---------
                                                       1,888
                                                   ---------
MISCELLANEOUS MANUFACTURING -- 0.8%
   Lydall*                             3,400              40
   Roper Industries                   25,440             878
   Tredegar                            7,300             122
   US Industries*                     70,400             165
                                                   ---------
                                                       1,205
                                                   ---------
OFFICE/BUSINESS EQUIPMENT -- 0.3%
   Steelcase, Cl A                    49,075             514
                                                   ---------
PAINT & RELATED PRODUCTS -- 0.5%
   Sherwin-Williams                   32,700             774
                                                   ---------
PAPER & PAPER PRODUCTS -- 0.5%
   Rayonier                           18,225             764
                                                   ---------
PETROLEUM & FUEL PRODUCTS -- 2.4%
   Amerada Hess                        4,200             285
   BJ Services*                        5,000             130
   Forest Oil*                        12,075             308
   National-Oilwell*                  10,500             203
   Ocean Energy                       17,700             353
   Oceaneering International*         21,550             548
   Patina Oil & Gas                   11,400             325


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Pennzoil-Quaker State              10,600         $   233
   Pogo Producing                     12,700             433
   Sunoco                              7,900             238
   Varco International*               21,900             371
                                                   ---------
                                                       3,427
                                                   ---------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
   Reckson Associates Realty          10,000             228
                                                   ---------
RETAIL -- 5.4%
   99 Cents Only Stores*               6,766             140
   Abercrombie & Fitch, Cl A*         12,000             236
   American Eagle Outfitters (B)*     14,700             177
   Autonation*                        13,100             151
   Big Lots*                          36,100             571
   BOB Evans Farms                    12,000             284
   Claire's Stores                     6,000             131
   Dillard's, Cl A                     9,000             182
   Footstar (B)*                      33,700             263
   Fred's                             20,805             621
   HOT Topic (B)*                     36,837             664
   JC Penney (B)                      47,750             760
   Michaels Stores*                   19,900             909
   Movie Gallery*                     45,425             682
   Petsmart*                          15,600             278
   RadioShack (B)                     37,425             751
   ShopKo Stores*                     26,000             340
   Sonic Automotive*                  14,900             264
   Zale*                              10,975             331
                                                   ---------
                                                       7,735
                                                   ---------
RUBBER-TIRES -- 0.3%
   Bandag                              5,600             171
   Cooper Tire & Rubber               12,900             208
                                                   ---------
                                                         379
                                                   ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.7%
   Axcelis Technologies*              70,825             346
   Benchmark Electronics*              5,700             120
   Entegris*                          79,320             617
   Fairchild Semiconductor
    International, Cl A*              37,200             352
   Integrated Circuit Systems (B)*    55,370             869
   Mykrolis*                          15,810              97
                                                   ---------
                                                       2,401
                                                   ---------
SOFTWARE -- 2.5%
   Activision*                        44,630           1,068
   Ascential Software*                50,000              93
   Digex*                            177,200              30
   Hyperion Solutions*                64,160           1,177


--------------------------------------------------------------------------------
44          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   National Instruments*              26,975       $     591
   Network Associates*                36,250             385
   TIBCO Software*                    77,600             291
                                                   ----------
                                                       3,635
                                                   ----------
STEEL & STEEL WORKS -- 0.2%
   Shaw Group (B)*                    20,900             297
                                                   ----------
TELEPHONES & TELECOMMUNICATIONS -- 0.7%
   Avaya*                             46,200              66
   CenturyTel (B)                      6,600             148
   Inter-Tel (B)                      18,900             385
   Telephone & Data Systems (B)        9,100             459
                                                   ----------
                                                       1,058
                                                   ----------
TRUCKING -- 0.5%
   Navistar International*            17,400             377
   Roadway                            11,200             411
                                                   ----------
                                                         788
                                                   ----------
WHOLESALE -- 0.1%
   Handleman*                         15,500             142
                                                   ----------
Total Common Stock
   (Cost $156,190)                                   138,883
                                                   ----------

RIGHTS -- 0.0%
   Bank United*                        7,000              --
                                                   ----------
Total Rights
   (Cost $2)                                              --
                                                   ----------

WARRANTS -- 0.0%
   Dime Bancorp (C)*                 173,100              16
                                                   ----------
Total Warrants
   (Cost $35)                                             16
                                                   ----------

U.S. TREASURY OBLIGATIONS -- 0.3%
   U.S. Treasury Bills (A)
        1.580%, 02/27/03              $  400             397
                                                   ----------
Total U.S. Treasury Obligations
   (Cost $397)                                           397
                                                   ----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.6%
   Morgan Stanley Dean Witter
     1.850%, dated 09/30/02, matures
     10/01/02, repurchase price
     $5,158,075 (collateralized by
     FNMA obligations, market
     value: $5,266,536)               $5,158     $     5,158
                                                 ------------
Total Repurchase Agreement
   (Cost $5,158)                                       5,158
                                                 ------------
Total Investments -- 100.5%
   (Cost $161,782)                                   144,454
                                                 ------------

OTHER ASSETS AND LIABILITIES, NET:
Collateral Received on Securities Lent                17,777
Payable upon Return on Securities Lent               (17,777)
Investment Advisory Fees Payable                         (70)
Management Fees Payable                                  (43)
Shareholder Servicing Fees Payable                       (21)
Other Assets and Liabilities                            (556)
                                                 ------------
Total Other Assets & Liabilities, Net -- (0.5)%         (690)
                                                 ------------


NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 19,059,770 outstanding shares
   of beneficial interest                            181,153
Accumulated net realized loss on investments         (19,950)
Net unrealized depreciation on investments           (17,328)
Net unrealized depreciation on futures contracts        (111)
                                                 ------------
Total Net Assets -- 100.0%                          $143,764
                                                 ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $7.54
                                                 ============
* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2002 (see Note 10). The total value of securities on loan at September 30, 2002 was $16,922,538.
(C) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
Cl -- Class
FNMA -- Federal National Mortgage Association
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          45

STATEMENT OF NET ASSETS


Small Cap Value Fund

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.9%
AEROSPACE & DEFENSE -- 0.6%
   Kaman                               9,500       $     116
   Orbital Sciences (B)*             396,700           1,349
   Teledyne Technologies*            155,100           2,817
                                                   ---------
                                                       4,282
                                                   ---------
APPAREL/TEXTILES -- 2.1%
   Delta & Pine Land (B)             239,725           4,493
   Kellwood (B)                      257,875           5,895
   National Service Industries        44,187             268
   Phillips-Van Heusen                50,900             641
   Polo Ralph Lauren*                 64,000           1,330
   Unifi*                            329,200           2,064
                                                   ---------
                                                      14,691
                                                   ---------
AUTOMOTIVE -- 2.3%
   Aftermarket Technology*           118,500           1,532
   ArvinMeritor                       94,700           1,771
   BorgWarner                         70,500           3,500
   Clarcor                            58,400           1,793
   CSK Auto*                         116,600           1,455
   Harsco                             56,400           1,533
   Modine Manufacturing              112,900           2,147
   Superior Industries International  38,800           1,827
                                                   ---------
                                                      15,558
                                                   ---------
BANKS -- 6.5%
   Bank of Hawaii                    108,275           3,021
   BankAtlantic Bancorp, Cl A        199,400           1,791
   Colonial BancGroup                132,900           1,648
   Commercial Federal                214,675           4,674
   Community First Bankshares         52,600           1,467
   Cullen/Frost Bankers               56,100           1,916
   Downey Financial                   44,300           1,517
   First Citizens Bancshares, Cl A     8,500             876
   First Financial Bancorp            41,125             732
   FirstFed Financial*                64,700           1,666
   Flagstar Bancorp                  116,050           2,402
   Flushing Financial                 45,200             754
   Fulton Financial                   69,000           1,297
   Hudson United Bancorp              69,570           1,851
   Independence Community Bank        72,000           1,807
   IndyMac Bancorp (B)*               43,200             833
   MAF Bancorp                        37,600           1,162
   OceanFirst Financial               75,550           1,556
   Republic Bancorp                   47,400             616
   Seacoast Financial Services        77,900           1,563
   Staten Island Bancorp             250,800           4,364
   Sterling Bancshares                74,300             971


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   UMB Financial                      45,500        $  1,776
   Washington Federal                 52,580           1,173
   Webster Financial                  39,400           1,323
   Westamerica Bancorporation         55,100           2,219
                                                   ---------
                                                      44,975
                                                   ---------
BEAUTY PRODUCTS -- 0.2%
   Playtex Products*                 158,500           1,349
                                                   ---------
BIOTECHNOLOGY -- 0.7%
   Applera - Celera Genomics Group*   62,100             494
   Bio-Rad Laboratories, Cl A*        49,300           1,857
   Cambrex                            38,300           1,409
   Genencor International (B)*        98,000             932
                                                   ---------
                                                       4,692
                                                   ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.4%
   American Greetings, Cl A (B)      391,500           6,303
   Banta                              60,800           2,158
   Bowne &                           146,425           1,464
   Checkpoint Systems (B)*           109,200           1,349
   Consolidated Graphics*             51,800             909
   Courier                            48,500           1,843
   Hollinger International           466,850           4,244
   RH Donnelley*                     161,400           4,196
   Spanish Broadcasting System*      165,300           1,083
                                                   ---------
                                                      23,549
                                                   ---------
BUILDING & CONSTRUCTION -- 4.8%
   ABM Industries                     72,300           1,020
   Butler Manufacturing               19,600             423
   Centex Construction Products      139,500           4,980
   Chemed                             45,700           1,406
   Dycom Industries*                  79,800             731
   ElkCorp                           107,100           1,828
   EMCOR Group*                       34,500           1,715
   Fleetwood Enterprises (B)*        201,100           1,355
   Genlyte Group*                    113,600           4,027
   LSI Industries                     59,500             603
   M/I Schottenstein Homes            63,100           1,988
   MDC Holdings                       54,990           1,941
   Nortek*                            36,600           1,584
   Ryland Group                       49,700           1,847
   Simpson Manufacturing*             76,800           2,411
   Texas Industries                  128,800           3,127
   Universal Forest Products          39,300             740
   York International                 48,500           1,368
                                                   ---------
                                                      33,094
                                                   ---------


--------------------------------------------------------------------------------
46          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
CHEMICALS -- 3.7%
   Albemarle                          71,700        $  1,813
   American Pacific*                 145,500           1,235
   Arch Chemicals                     48,900             867
   Cytec Industries*                 333,850           7,328
   Ethyl*                             33,660              98
   HB Fuller                          99,000           2,634
   IMC Global                        115,300           1,389
   Millennium Chemicals              271,725           2,685
   Minerals Technologies             113,900           4,222
   Nova Chemicals                     54,600           1,133
   Wellman                           132,100           1,803
                                                   ---------
                                                      25,207
                                                   ---------
COAL MINING -- 0.2%
   Arch Coal                          34,300             568
   Massey Energy                     151,000             974
                                                   ---------
                                                       1,542
                                                   ---------
COMMERCIAL SERVICES -- 2.3%
   Advo*                             102,100           3,242
   American Bank Note Holographics*    5,122               4
   G&K Services                       55,500           1,879
   KPMG Consulting*                   46,800             302
   MPS Group*                        235,200           1,364
   On Assignment*                     11,400              94
   Pittston Brink's Group            309,275           6,928
   Quanta Services*                   49,700             103
   Quintiles Transnational*           54,300             517
   Stewart Enterprises*              248,700           1,268
                                                   ---------
                                                      15,701
                                                   ---------
COMMUNICATIONS EQUIPMENT -- 1.1%
   Allen Telecom*                    203,900           1,089
   Andrew*                           151,125             990
   Arris Group (B)*                  185,300             685
   CommScope*                        303,550           2,058
   Harris                             85,000           2,847
   Loral Space & Communications (B)* 613,900             166
                                                   ---------
                                                       7,835
                                                   ---------
COMPUTERS & SERVICES -- 3.4%
   Brady, Cl A                       124,550           4,011
   E.piphany*                        165,300             595
   Earthlink*                        662,025           3,535
   Electronics for Imaging*           71,300           1,064
   Imation*                           77,200           2,187
   Iomega*                            67,060             717
   Keynote Systems*                  110,600             724


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Maxtor*                           553,000       $   1,443
   Optimal Robotics, Cl A (B)*        36,800             281
   Paxar*                            101,500           1,476
   ProQuest*                          39,975           1,213
   Quantum*                          702,800           1,553
   Radiant Systems*                   64,000             512
   Register.com*                     162,000             491
   Silicon Storage Technology*       169,600             663
   Storage Technology*                92,500             972
   SYKES Enterprises*                 91,800             387
   Unisys*                           152,100           1,065
   webMethods*                       131,500             635
                                                   ---------
                                                      23,524
                                                   ---------
CONSUMER PRODUCTS -- 0.5%
   Blyth                             113,950           3,179
                                                   ---------
CONTAINERS & PACKAGING -- 0.6%
   Ball (B)                            8,000             403
   Packaging Corporation of America* 169,000           2,959
   Silgan Holdings*                   36,000           1,024
                                                   ---------
                                                       4,386
                                                   ---------
DATA PROCESSING -- 0.6%
   American Management Systems*      119,100           1,516
   CSG Systems International*        136,925           1,492
   eFunds*                           132,900           1,247
                                                   ---------
                                                       4,255
                                                   ---------
DRUGS -- 0.2%
   Alpharma, Cl A                     90,600             870
   ICN Pharmaceuticals                86,400             783
                                                   ---------
                                                       1,653
                                                   ---------
ELECTRICAL SERVICES -- 2.8%
   Acuity Brands                     329,250           4,037
   Cleco                              77,600           1,045
   DQE (B)                            58,800             882
   El Paso Electric*                 250,500           2,976
   Empire District Electric           62,500           1,056
   Helen of Troy*                    118,200           1,348
   Idacorp (B)                        68,000           1,655
   Littelfuse*                        53,100             893
   PNM Resources                     143,900           2,849
   UIL Holdings (B)                   46,800           1,659
   WPS Resources (B)                  23,000             815
                                                   ---------
                                                      19,215
                                                   ---------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          47

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
ELECTRONICS -- 1.0%
   DSP Group*                         50,900       $     817
   Lincoln Electric Holdings         181,100           4,008
   Methode Electronics, Cl A         110,900           1,018
   Park Electrochemical               64,000           1,069
                                                   ---------
                                                       6,912
                                                   ---------
ENTERTAINMENT -- 2.0%
   Arctic Cat                         77,100           1,076
   Callaway Golf (B)                 241,050           2,507
   Gaylord Entertainment*            167,575           3,171
   Six Flags (B)*                    120,100             423
   Speedway Motorsports*             260,800           6,142
   World Wrestling Entertainment*     83,200             696
                                                   ---------
                                                      14,015
                                                   ---------
ENVIRONMENTAL SERVICES -- 0.2%
   Calgon Carbon                     253,100           1,463
                                                   ---------
FINANCIAL SERVICES -- 2.0%
   AmeriCredit*                      210,100           1,695
   Capital Southwest                  37,200           2,158
   Doral Financial                    86,700           2,093
   Financial Federal*                 71,800           2,287
   Student Loan                       22,200           2,009
   Waddell & Reed Financial, Cl A    218,850           3,865
                                                   ---------
                                                      14,107
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 1.8%
   Aurora Foods (D)*                     510              --
   Corn Products International        45,000           1,294
   Dole Food                          77,500           2,250
   Fleming (B)                        65,200             326
   Great Atlantic & Pacific Tea*      73,800             618
   Pathmark Stores*                  223,700           2,047
   PepsiAmericas                     146,100           2,075
   Pilgrims Pride, Cl A               16,100             115
   Pilgrims Pride, Cl B               32,200             299
   Tyson Foods, Cl A (B)             115,300           1,341
   Universal                          53,400           1,873
                                                   ---------
                                                      12,238
                                                   ---------
GAS/NATURAL GAS -- 1.8%
   Cascade Natural Gas                19,700             388
   New Jersey Resources               20,100             661
   NUI                                62,500           1,350
   Oneok                              71,000           1,342
   South Jersey Industries            43,200           1,411
   UGI                               112,200           4,079
   Vectren                            71,800           1,580
   WGL Holdings (B)                   75,300           1,800
                                                   ---------
                                                      12,611
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
HOTELS & LODGING -- 1.5%
   Aztar*                            108,600        $  1,434
   Fairmont Hotels & Resorts         139,700           3,325
   Prime Hospitality*                123,700           1,014
   Starwood Hotels & Resorts
     Worldwide                       215,500           4,806
                                                   ---------
                                                      10,579
                                                   ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.5%
   Ethan Allen Interiors (B)          23,600             764
   Furniture Brands International*    65,200           1,496
   Kimball International, Cl B        50,000             691
   Salton (B)*                        43,000             366
                                                   ---------
                                                       3,317
                                                   ---------
INSURANCE -- 6.2%
   Acceptance Insurance*             135,000             319
   AmerUs Group (B)                   92,200           2,615
   Arch Capital Group*                66,500           1,855
   Clark/Bardes*                      15,200             271
   CNA Surety                         31,600             417
   Commerce Group                     47,900           1,550
   Delphi Financial Group, Cl A       23,100             841
   FBL Financial Group, Cl A          28,800             531
   First American (B)                136,000           2,779
   IPC Holdings*                     114,100           3,351
   Landamerica Financial Group       165,800           5,453
   Philadelphia Consolidated
    Holding*                          36,200           1,068
   Phoenix                           202,850           2,763
   Pico Holdings*                    142,200           1,564
   Presidential Life                  63,700             917
   RenaissanceRe Holdings             46,300           1,750
   Scottish Annuity & Life Holdings  170,800           2,912
   Selective Insurance Group          42,400             921
   Stancorp Financial Group           21,000           1,111
   Stewart Information Services*     291,200           6,217
   Vesta Insurance Group              55,200             138
   White Mountains Insurance Group     6,600           1,944
   WR Berkley                         50,100           1,703
                                                   ---------
                                                      42,990
                                                   ---------
LEASING & RENTING -- 1.2%
   Dollar Thrifty Automotive Group*   60,500             971
   GATX                               63,100           1,249
   Rent-A-Center*                     35,800           1,860
   Ryder System                      176,100           4,390
                                                   ---------
                                                       8,470
                                                   ---------
MACHINERY -- 4.2%
   Albany International, Cl A         65,100           1,236
   Applied Industrial Technologies    72,000           1,220
   Briggs & Stratton (B)              98,500           3,698

--------------------------------------------------------------------------------
48          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CNH Global                         84,000        $    284
   CoorsTek*                          81,700           1,226
   Crane                             148,250           2,929
   Gardner Denver*                    84,700           1,331
   Gehl*                               9,200              94
   JLG Industries                     61,425             494
   Kadant*                           158,100           2,134
   Millipore                          99,500           3,163
   MKS Instruments*                   30,100             329
   Rayovac (B)*                      140,200           1,710
   Regal-Beloit                      172,300           2,948
   Tecumseh Products, Cl A            15,100             634
   Thomas Industries                  60,700           1,505
   Toro                               12,800             720
   UNOVA*                            185,500             913
   Wabtec                            138,900           1,956
   Woodward Governor                  10,500             498
                                                   ---------
                                                      29,022
                                                   ---------
MARINE TRANSPORTATION -- 0.6%
   Alexander & Baldwin                 7,200             160
   Gulfmark Offshore*                 41,400             716
   Kirby*                            106,200           2,402
   Teekay Shipping                    27,600             787
                                                   ---------
                                                       4,065
                                                   ---------
MEDICAL PRODUCTS & SERVICES -- 4.8%
   America Service Group*             33,700             370
   Bausch & Lomb (B)                  52,500           1,741
   Datascope (B)                      14,100             382
   Dendrite International*           354,250           2,235
   Edwards Lifesciences*              63,525           1,626
   Haemonetics (B)*                  198,775           4,717
   Health Net*                       121,500           2,606
   Healthsouth*                      533,500           2,214
   National Dentex*                   59,000           1,067
   Owens & Minor                     108,000           1,543
   Pacificare Health Systems (B)*     51,400           1,187
   Parexel International (B)*         90,900             773
   Pharmacopeia*                     199,000           1,763
   Prime Medical Services*            71,900             664
   Province Healthcare*               31,700             544
   Renal Care Group*                  37,300           1,227
   Sola International*               153,300           1,541
   Sybron Dental Specialties*         20,900             292
   Unifirst                           36,900             880
   US Oncology*                      243,400           1,974
   Visx*                             430,550           3,974
                                                   ---------
                                                      33,320
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
METALS & MINING -- 1.6%
   Commercial Metals                  89,900        $  1,611
   Kaydon                            186,700           3,741
   Mueller Industries*               142,400           3,688
   Quanex                             21,600             750
   Velcro Industries                 143,100           1,324
                                                   ---------
                                                      11,114
                                                   ---------
MISCELLANEOUS MANUFACTURING -- 0.9%
   AO Smith                           37,450           1,064
   Aptargroup                         41,200           1,107
   Barnes Group                       40,250             809
   Lydall*                            13,900             164
   SPS Technologies*                   3,150              79
   Tredegar Industries               111,450           1,867
   Trinity Industries (B)             47,200             777
   US Industries*                    272,500             640
                                                   ---------
                                                       6,507
                                                   ---------
OFFICE/BUSINESS EQUIPMENT -- 0.9%
   IKON Office Solutions             171,500           1,351
   Standard Register                  37,400             898
   Wallace Computer Services         225,215           3,975
                                                   ---------
                                                       6,224
                                                   ---------
PAPER & PAPER PRODUCTS -- 0.9%
   Buckeye Technologies*              66,600             489
   Rayonier                           88,375           3,704
   Rock-Tenn                          66,200           1,021
   Schweitzer-Mauduit International   55,300           1,181
                                                   ---------
                                                       6,395
                                                   ---------
PETROLEUM & FUEL PRODUCTS -- 5.7%
   3TEC Energy*                      144,600           2,068
   Atwood Oceanics*                   92,700           2,711
   BJ Services*                       19,100             497
   Cabot Oil & Gas                   127,100           2,733
   CAL Dive International*            94,000           1,896
   Core Laboratories*                134,900           1,264
   Evergreen Resources*               47,500           1,947
   Forest Oil*                       218,250           5,565
   Frontier Oil                       12,500             155
   Giant Industries*                  44,460             167
   Key Production*                    25,800             418
   Lone Star Technologies*            58,400             692
   National-Oilwell*                  39,800             771
   Nuevo Energy*                     171,700           1,871
   Patina Oil & Gas                   94,475           2,692




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          49

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Prima Energy*                      71,000        $  1,489
   Pure Resources*                   114,205           2,558
   Range Resources*                  100,300             469
   St. Mary Land & Exploration (B)   158,800           3,795
   Stone Energy*                     100,400           3,263
   Tom Brown*                         63,300           1,450
   Ultra Petroleum*                  123,900           1,035
                                                   ---------
                                                      39,506
                                                   ---------
REAL ESTATE -- 0.7%
   Avatar Holdings*                   93,700           2,254
   LNR Property                       50,300           1,678
   Trammell Crow*                    101,600           1,002
                                                   ---------
                                                       4,934
                                                   ---------
REAL ESTATE INVESTMENT TRUSTS -- 11.1%
   Alexandria Real Estate Equities    43,400           1,844
   AMB Property (B)                  125,300           3,621
   Apartment Investment & Management,
     Cl A                             90,800           3,528
   Archstone-Smith Trust             190,000           4,537
   Arden Realty                      105,500           2,495
   AvalonBay Communities             117,900           4,928
   Boston Properties                  98,700           3,672
   BRE Properties, Cl A               80,800           2,485
   Corporate Office Properties Trust
     SBI MD                          131,150           1,777
   Cousins Properties                 82,300           1,893
   Essex Property Trust               72,200           3,569
   FelCor Lodging Trust (B)           81,200           1,042
   First Industrial Realty Trust      67,900           2,104
   General Growth Properties          71,300           3,672
   Glimcher Realty Trust              57,200           1,072
   Home Properties of New York        66,200           2,151
   Host Marriott*                    128,700           1,194
   Kilroy Realty                         600              14
   Macerich                           73,300           2,271
   Mack-Cali Realty                  188,300           6,050
   Mission West Properties            72,600             804
   Pan Pacific Retail Properties      45,500           1,569
   PS Business Parks                  58,400           1,986
   Public Storage                     49,800           1,589
   Reckson Associates Realty          54,800           1,248
   Rouse                              69,500           2,220
   Simon Property Group              132,400           4,731
   SL Green Realty (B)               123,400           3,793
   Taubman Centers                   251,850           3,584
   United Dominion Realty Trust      101,200           1,610
                                                   ---------
                                                      77,053
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 4.9%
   Abercrombie & Fitch, Cl A*         36,100         $   710
   American Eagle Outfitters (B)*     41,300             498
   Bebe Stores*                       50,840             600
   Brown Shoe                         86,700           1,552
   Cato, Cl A                         78,200           1,484
   Charlotte Russe Holding*           71,700             681
   Dillard's, Cl A                    85,200           1,719
   Dress Barn (B)*                   105,300           1,639
   Footstar (B)*                     357,075           2,785
   Genesco*                          110,500           1,525
   Ihop*                              26,400             636
   Insight Enterprises*               53,600             544
   Linens `N Things*                  35,000             643
   Lone Star Steakhouse & Saloon      59,800           1,255
   Men's Wearhouse (B)*              112,200           1,649
   MSC Industrial Direct, Cl A*      102,000           1,083
   New World Restaurant Group*         3,281               1
   Rare Hospitality International*    53,100           1,244
   Ryan's Family Steak Houses*       165,150           2,010
   School Specialty*                  60,200           1,506
   Sonic Automotive*                  72,300           1,280
   United Auto Group*                 33,400             468
   Wolverine World Wide               37,200             558
   World Fuel Services                72,500           1,399
   Zale*                             212,375           6,405
                                                   ---------
                                                      33,874
                                                   ---------
RUBBER-TIRES -- 0.3%
   Bandag                             19,200             586
   Cooper Tire & Rubber              109,500           1,767
                                                   ---------
                                                       2,353
                                                   ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.4%
   Asyst Technologies*                96,800             585
   Axcelis Technologies*             407,025           1,986
   Dionex*                            63,825           1,631
   Dupont Photomasks*                 40,300             918
   Entegris*                          83,200             646
   ESS Technology (B)*                50,300             309
   Fairchild Semiconductor
    International, Cl A*             136,700           1,295
   Integrated Silicon Solutions*     140,300             418
   LTX*                               94,300             430
   Mykrolis*                          45,015             277
   Sipex*                            179,700             306
   Ultratech Stepper*                 82,800             670
                                                   ---------
                                                       9,471
                                                   ---------




--------------------------------------------------------------------------------
50          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
SOFTWARE -- 1.3%
   Ascential Software*               153,500       $     285
   Concerto Software*                148,600             880
   Digex*                            694,570             118
   Digi International*                67,300             131
   Hyperion Solutions*                77,200           1,417
   Internet Security Systems (B)*    105,100           1,295
   Lawson Software*                  133,500             473
   Novell*                           329,600             692
   Progress Software*                103,850           1,256
   TIBCO Software*                   266,900           1,001
   Timberline Software               119,600             573
   Transaction Systems Architects,
      Cl A*                           78,200             485
                                                   ----------
                                                       8,606
                                                   ----------
STEEL & STEEL WORKS -- 1.1%
   AK Steel Holding*                 433,500           3,169
   Maverick Tube*                     40,400             358
   Roanoke Electric Steel            116,600           1,265
   Schnitzer Steel Industries         90,100           1,631
   United States Steel                84,800             985
                                                   ----------
                                                       7,408
                                                   ----------
TELEPHONES & TELECOMMUNICATIONS -- 1.4%
   Avaya*                            171,200             245
   Belden                            102,450           1,375
   Boston Communications Group*       26,000             268
   Commonwealth Telephone
    Enterprises*                      69,500           2,416
   General Cable                     104,100             401
   IDT*                               34,500             562
   IDT, Cl B*                         68,400           1,049
   Inter-Tel (B)                      78,400           1,595
   Newport*                           54,800             618
   Telephone & Data Systems (B)       27,900           1,408
                                                   ----------
                                                       9,937
                                                   ----------
TRUCKING -- 1.4%
   Navistar International*            65,400           1,418
   Roadway                            45,500           1,669
   Usfreightways                     200,300           5,745
   Yellow*                            31,400             926
                                                   ----------
                                                       9,758
                                                   ----------
WHOLESALE -- 0.5%
   Handleman*                         95,100             870
   United Natural Foods*              63,100           1,453
   United Stationers*                 28,500             750
                                                   ----------
                                                       3,073
                                                   ----------
Total Common Stock
   (Cost $724,348)                                   678,009
                                                   ----------

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
   Bank United*                       46,300             $ 3
                                                   ----------
Total Rights
   (Cost $8)                                               3
                                                   ----------

WARRANTS -- 0.0%
   Dime Bancorp (C)*                 540,442              49
                                                   ----------
Total Warrants
   (Cost $80)                                             49
                                                   ----------

CASH EQUIVALENT -- 0.1%
   First Union Cash Management
     Program                         675,981             676
                                                   ----------
Total Cash Equivalent
   (Cost $676)                                           676
                                                   ----------

U.S. TREASURY OBLIGATIONS -- 0.3%
   U.S. Treasury Bills (A)
        1.580%, 02/27/03             $ 2,200           2,186
                                                   ----------
Total U.S. Treasury Obligations
   (Cost $2,186)                                       2,186
                                                   ----------

REPURCHASE AGREEMENT -- 2.0%
   Morgan Stanley Dean Witter
     1.850%, dated 09/30/02, matures
     10/01/02, repurchase price
     $13,609,003 (collateralized by
     FNMA obligations, market
     value: $13,896,100)              13,608          13,608
                                                   ----------
Total Repurchase Agreement
   (Cost $13,608)                                     13,608
                                                   ----------
Total Investments -- 100.3%
   (Cost $740,906)                                   694,531
                                                   ----------

OTHER ASSETS AND LIABILITIES, NET:
Collateral Received on Securities Lent                52,409
Payable upon Return on Securities Lent               (52,409)
Investment Advisory Fees Payable                        (390)
Management Fees Payable                                 (213)
Shareholder Servicing Fees Payable                       (38)
Other Assets and Liabilities                          (1,495)
                                                   ----------
Total Other Assets & Liabilities, Net -- (0.3)%       (2,136)
                                                   ----------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          51

STATEMENT OF NET ASSETS



Small Cap Value Fund (Concluded)

September 30, 2002
--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 49,428,304 outstanding shares
   of beneficial interest                         $  719,567
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 52,013 outstanding shares
   of beneficial interest                                911
Accumulated net realized gain on investments          18,800
Net unrealized depreciation on investments           (46,375)
Net unrealized depreciation on futures contracts        (508)
                                                  -----------
Total Net Assets -- 100.0%                        $  692,395
                                                  ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $13.99
                                                  ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $13.99
                                                  ===========

* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2002 (see Note 10). The total value of securities on loan at September 30, 2002 was $49,341,535.
(C) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(D) Restricted Securities, Not Readily Marketable (See Note 2).
Cl -- Class
FNMA -- Federal National Mortgage Association
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
52          SEI Institutional Managed Trust / Annual Report / September 30, 2002

Small Cap Growth Fund


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.0%
AEROSPACE & DEFENSE -- 1.0%
   Alliant Techsystems (B)*           14,550         $ 1,008
   Armor Holdings*                    53,000             794
   DRS Technologies*                  46,100           1,716
   Moog, Cl A*                        27,800             786
   Titan*                            103,000             989
   United Industrial                  48,200             971
                                                   ---------
                                                       6,264
                                                   ---------
AIRCRAFT -- 0.1%
   Hawaiian Holdings*                141,580             351
                                                   ---------
APPAREL/TEXTILES -- 1.8%
   Angelica                           33,900             728
   Coach (B)*                        119,100           3,049
   Culp*                              45,900             390
   Gymboree*                          81,700           1,333
   Kellwood                           26,900             615
   Polo Ralph Lauren*                 99,000           2,057
   Quiksilver*                       101,800           2,300
   Timberland, Cl A (B)*              23,800             754
                                                   ---------
                                                      11,226
                                                   ---------
AUTOMOTIVE -- 1.6%
   Advance Auto Parts (B)*            18,400             970
   Aftermarket Technology*           152,100           1,967
   American Axle & Manufacturing
     Holdings*                        43,400           1,084
   Copart*                            10,500             114
   Group 1 Automotive*                28,500             637
   Kroll*                            173,700           3,444
   Polaris Industries                 13,500             837
   Tower Automotive*                  78,300             525
                                                   ---------
                                                       9,578
                                                   ---------
BANKS -- 3.7%
   Alabama National Bancorp           12,100             548
   Bank of Bermuda                    34,400           1,121
   BankAtlantic Bancorp, Cl A        102,200             918
   Bankunited Financial, Cl A*        19,800             316
   Berkshire Hills Bancorp            12,900             303
   Boston Private Financial Holdings  43,150             919
   Connecticut Bancshares             22,000             815
   Dime Community Bancshares         100,350           2,149
   East-West Bancorp                  48,700           1,644
   Fidelity Bankshares                35,400             634
   First Bancorp Puerto Rico          15,800             602
   First Community Bancorp            28,200             816
   First Merchants                    12,600             311
   First Niagara Financial Group      28,700             907
   Hancock Holding                     7,250             341


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Independence Community Bank        37,500           $ 941
   Independent Bank                   19,080             632
   NBT Bancorp                        27,100             468
   Netbank*                          139,100           1,448
   PFF Bancorp                        17,400             482
   Roslyn Bancorp                     31,450             547
   Sandy Spring Bancorp               14,500             447
   Seacoast Financial Services        41,900             841
   Silicon Valley Bancshares*         19,600             332
   Southwest Bancorp of Texas*        34,900           1,271
   UCBH Holdings (B)                  48,300           1,898
   W Holding                          23,100             376
   Wintrust Financial                 26,600             762
                                                   ---------
                                                      22,789
                                                   ---------
BEAUTY PRODUCTS -- 0.1%
   Chattem*                            9,900             404
   Playtex Products*                  38,300             326
                                                   ---------
                                                         730
                                                   ---------
BIOTECHNOLOGY -- 3.6%
   Applera - Celera Genomics Group*  120,800             960
   Bio-Rad Laboratories, Cl A*        48,100           1,811
   Cell Genesys*                     285,700           3,443
   Charles River Laboratories
     International*                   40,900           1,605
   CuraGen*                           53,900             228
   Diversa*                           64,700             552
   Exact Sciences (B)*                79,600           1,064
   Gene Logic*                        18,600             145
   Genzyme*-- General Division        72,600             136
   Human Genome Sciences*             66,000             796
   Incyte Genomics*                  732,400           3,398
   Integra LifeSciences Holdings*     47,350             752
   InterMune (B)*                      4,300             141
   Invitrogen*                        19,200             654
   Lexicon Genetics*                 154,500             620
   Martek Biosciences (B)*            30,250             496
   Neose Technologies*                59,100             459
   Paradigm Genetics*              1,205,900             615
   Telik*                            134,100           1,660
   Third Wave Technologies*          499,900             675
   Transgenomic*                     332,400           1,267
   Transkaryotic Therapies*           16,100             522
                                                   ---------
                                                      21,999
                                                   ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.9%
   Corvis*                         1,042,400             594
   COX Radio, Cl A (B)*               41,150           1,077
   Entercom Communications*           23,500           1,113
   Entravision Communications, Cl A*  55,950             742
   Hispanic Broadcasting*             12,350             230
   Information Holdings*              29,700             643


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          53

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Radio One, Cl A*                   24,750       $     412
   Radio One, Cl D*                   45,500             750
                                                   ---------
                                                       5,561
                                                   ---------
BUILDING & CONSTRUCTION -- 1.1%
   Dominion Homes*                    26,200             406
   Florida Rock Industries            28,500             871
   Griffon*                           29,200             311
   Hovnanian Enterprises, Cl A (B)*   80,900           2,734
   Standard-Pacific                   36,300             849
   Universal Forest Products          44,500             837
   WCI Communities*                   49,500             629
                                                   ---------
                                                       6,637
                                                   ---------
CHEMICALS -- 0.8%
   A. Schulman                        35,500             615
   Georgia Gulf                       89,400           2,045
   Symyx Technologies*               200,200           2,096
                                                   ---------
                                                       4,756
                                                   ---------
COAL MINING -- 0.4%
   Arch Coal                          72,300           1,197
   Massey Energy                      74,800             482
   Peabody Energy                     24,300             620
                                                   ---------
                                                       2,299
                                                   ---------
COMMERCIAL SERVICES -- 4.6%
   AMN Healthcare Services*           84,500           1,563
   Arbitron*                          23,600             805
   Bright Horizons Family Solutions*  20,400             570
   Career Education*                  41,500           1,992
   CDI*                               23,600             617
   Corinthian Colleges*               53,200           2,008
   Corrections of America*            59,500             836
   CoStar Group*                      28,250             508
   Education Management*               9,200             407
   FTI Consulting*                    63,200           2,513
   Hotels.com (B)*                    13,200             668
   Iron Mountain (B)*                 49,200           1,229
   Labor Ready (B)*                  185,800           1,174
   NetFlix (B)*                       72,500             703
   PRG-Schultz International (B)*    140,500           1,739
   Princeton Review*                 274,700           1,648
   Resources Connection*              26,350             380
   Right Management Consultants*      64,850           1,598
   Ritchie Bros. Auctioneers*         37,000           1,103
   SM&A*                               1,200               4
   Strayer Education                  32,000           1,904
   Sylvan Learning Systems (B)*      156,800           2,145



--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   TeleTech Holdings*                172,100         $ 1,076
   Watson Wyatt Holdings*             55,500           1,110
                                                   ---------
                                                      28,300
                                                   ---------
COMMUNICATIONS EQUIPMENT -- 1.1%
   Advanced Fibre Communication*      37,900             503
   Arris Group*                      139,500             516
   California Amplifier*                 821               3
   ClearOne Communications (B)*      102,800             350
   Powerwave Technologies*            96,400             327
   Remec*                            235,500             803
   RF Micro Devices*                 149,600             898
   Seachange International*          116,000             797
   Signal Technology*                131,300           1,208
   Verisity (B)*                      87,500           1,045
   Vixel*                            320,000             403
                                                   ---------
                                                       6,853
                                                   ---------
COMPUTERS & SERVICES -- 8.2%
   Adaptec*                          128,000             564
   Agile Software*                   137,950             884
   Anteon International*              22,300             606
   Avocent*                           54,700             732
   Carreker*                          29,600             181
   Cognizant Technology
     Solutions (B)*                   34,500           1,983
   Corillian*                      1,029,142           1,379
   Digimarc*                         850,600           9,926
   Digital Insight*                  237,350           3,731
   DoubleClick*                      906,200           4,658
   Echelon (B)*                       16,300             142
   Emulex (B)*                        38,100             429
   Expedia, Cl A (B)*                 16,350             828
   Extreme Networks*                  53,400             225
   Foundry Networks*                  54,400             298
   Gateway*                          120,000             356
   Immersion*                        820,200           2,379
   Itron*                             17,900             329
   Ixia*                              47,000             193
   Jack Henry & Associates            57,000             708
   Lexar Media*                      152,700             405
   M-Systems Flash Disk Pioneers*    110,100             688
   Manhattan Associates*              58,500             791
   Maxtor*                           131,000             342
   McData*                            26,600             144
   MCSi*                              30,300             150
   Mentor Graphics*                  362,400           1,769
   MSC.Software*                     155,400           1,324
   NetScreen Technologies*            77,100             837
   Overture Services*                 90,000           2,121
   Radiant Systems*                   59,600             477
   Raindance Communications*         267,500             827
   SafeNet*                           18,700             304


--------------------------------------------------------------------------------
54          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Scansource*                        12,200        $    708
   Scientific Games*                 185,900           1,246
   Secure Computing*                  10,200              33
   Silicon Storage Technology*       150,600             589
   SimpleTech*                        83,900             179
   SRA International*                 17,900             512
   Therasense (B)*                    28,450             397
   Tier Technologies*                 77,850           1,473
   United Online (B)*                104,900           1,006
   Virage Logic*                     146,000           1,377
   WebMD*                             26,000             131
   webMethods*                        51,350             248
   Websense (B)*                      42,400             492
   Western Digital*                  171,300             805
                                                   ---------
                                                      49,906
                                                   ---------
CONSUMER PRODUCTS -- 0.6%
   Blyth                              54,900           1,532
   Fossil*                            68,900           1,381
   Jarden*                            21,500             584
                                                   ---------
                                                       3,497
                                                   ---------
CONTAINERS & PACKAGING -- 0.1%
   Silgan Holdings*                   25,100             714
                                                   ---------
DATA PROCESSING -- 0.7%
   American Management Systems*       60,700             773
   Documentum*                        27,800             321
   Global Payments                    30,900             791
   Intercept*                        135,700           1,342
   Pegasystems*                       47,400             259
   Quovadx*                          213,200             299
   Trizetto Group*                    51,300             255
                                                   ---------
                                                       4,040
                                                   ---------
DRUGS -- 5.7%
   aaiPharma*                         60,600             727
   AeroGen*                          640,200             371
   Alkermes*                         739,200           5,832
   American Healthways (B)*           24,100             390
   Atrix Labs (B)*                    41,600             616
   AVI BioPharma (B)*                117,000             619
   Axcan Pharma*                       8,450              81
   Bentley Pharmaceuticals*          140,400           1,193
   BioMarin Pharmaceuticals*         131,800             763
   Celgene (B)*                      226,000           3,806
   Cephalon*                          21,000             857
   Connetics*                        233,900           2,164
   Cubist Pharmaceuticals (B)*       758,100           3,874
   Dendreon*                         323,100           1,315
   First Horizon Pharmaceutical*     128,700             695


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ilex Oncology*                    163,300         $   776
   KV Pharmaceutical, Cl A*           73,750           1,394
   La Jolla Pharmaceutical*          294,000           1,252
   Medicis Pharmaceutical, Cl A*      41,500           1,696
   Noven Pharmaceuticals*             82,400           1,009
   Pharmaceutical Resources*          20,900             585
   Pozen*                            148,200             751
   Priority Healthcare*               33,750             850
   Taro Pharmaceuticals Industries*   31,600           1,067
   Texas Biotech*                    273,000             835
   Versicor (B)*                     159,400           1,358
                                                   ---------
                                                      34,876
                                                   ---------
ELECTRICAL SERVICES -- 0.7%
   Active Power*                     176,700             237
   Carlisle                           34,700           1,273
   OGE Energy (B)                     86,000           1,451
   PNM Resources                      48,500             960
   Power-One*                        213,200             635
                                                   ---------
                                                       4,556
                                                   ---------
ELECTRONICS -- 1.8%
   Engineered Support Systems         41,100           2,345
   FEI*                               71,500           1,033
   Flir Systems*                      50,300           1,760
   Invision Technologies (B)*        105,600           3,380
   Photon Dynamics*                   68,650           1,279
   Wilson Greatbatch Technologies*    49,400           1,373
                                                   ---------
                                                      11,170
                                                   ---------
ENTERTAINMENT -- 2.3%
   Alliance Gaming*                   17,900             277
   Argosy Gaming*                     22,350             513
   Isle of Capri Casinos*             35,200             587
   Leapfrog*                           4,700              89
   Macrovision*                      560,300           6,852
   MTR Gaming Group*                 121,700           1,121
   Multimedia Games (B)*              43,300             853
   Penn National Gaming*              99,350           1,876
   Shuffle Master (B)*                89,125           1,658
                                                   ---------
                                                      13,826
                                                   ---------
ENVIRONMENTAL SERVICES -- 0.2%
   Stericycle*                        38,600           1,309
                                                   ---------
FINANCIAL SERVICES -- 2.8%
   American Home Mortgage Holdings   106,400           1,174
   Coinstar (B)*                     175,850           4,533
   E*TRADE Group (B)*              1,235,200           5,497
   Financial Federal*                 41,100           1,309
   Friedman Billings Ramsey Group,
     Cl A*                           180,200           1,825


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          55

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Instinet Group (B)*               165,000       $     511
   Investment Technology Group*        7,400             217
   LendingTree (B)*                  121,000           1,784
                                                   ---------
                                                      16,850
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 1.0%
   Fresh Del Monte Produce            66,400           1,699
   Great Atlantic & Pacific Tea*     161,500           1,353
   Horizon Organic Holding*            3,100              48
   Nash Finch                         35,900             488
   Peet's Coffee & Tea*               19,500             250
   Performance Food Group*            24,700             839
   Pilgrims Pride, Cl B              102,200             951
   Smithfield Foods*                  41,700             655
                                                   ---------
                                                       6,283
                                                   ---------
GAS/NATURAL GAS -- 0.2%
   Peoples Energy                     30,900           1,041
                                                   ---------
HOTELS & LODGING -- 0.9%
   Aztar*                             31,000             410
   Boyd Gaming*                      199,800           3,730
   Four Seasons Hotels                18,850             604
   Station Casinos (B)*               35,000             595
                                                   ---------
                                                       5,339
                                                   ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.1%
   Applica*                           90,100             477
   La-Z-Boy                           10,292             239
                                                   ---------
                                                         716
                                                   ---------
INSURANCE -- 2.4%
   American Medical Security Group*   67,400             953
   Annuity and Life Re                76,500             321
   Arch Capital Group*                57,300           1,599
   Clark/Bardes*                      64,000           1,139
   HCC Insurance Holdings             53,200           1,277
   Hilb Rogal & Hamilton              45,100           1,860
   Hub International                  66,300           1,048
   IPC Holdings*                      26,400             775
   Kansas City Life Insurance         33,900           1,283
   LabOne*                            38,700             625
   Mid Atlantic Medical Services*     61,600           2,230
   Ohio Casualty*                     38,500             627
   PMA Capital, Cl A                  48,900             733
                                                   ---------
                                                      14,470
                                                   ---------
LEASING & RENTING -- 0.2%
   Rent-A-Center*                     24,000           1,247
                                                   ---------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
MACHINERY -- 1.0%
   AGCO*                              18,500        $    429
   Cascade*                           38,600             542
   CoorsTek*                         118,600           1,779
   Graco                              42,800           1,061
   MKS Instruments*                   17,950             196
   OpticNet (C) (D)*                  27,300              --
   Rofin-Sinar Technologies*          85,000             536
   StockerYale*                       99,700              82
   Surebeam, Cl A (B)*               259,277             467
   Terex*                             74,500           1,259
                                                   ---------
                                                       6,351
                                                   ---------
MEDICAL PRODUCTS & SERVICES -- 14.1%
   Abgenix (B)*                      403,704           2,620
   Accredo Health*                    57,150           2,725
   Advanced Neuromodulation Systems*  53,214           1,771
   Align Technology (B)*             212,100             585
   American Medical Systems
     Holdings (B)*                   114,600           2,378
   AMERIGROUP*                        36,500           1,225
   Amsurg*                            76,900           2,320
   Amylin Pharmaceuticals (B)*       216,700           3,602
   Atherogenics*                     246,300           1,542
   August Technology*                 28,750             129
   Beckman Coulter                    22,000             851
   Bioject Medical Technologies*     322,500             642
   Biosite (B)*                       67,800           1,966
   Bruker Daltonics*                 181,600             928
   Cell Therapeutics (B)*             88,000             387
   Centene*                           18,100             483
   Conceptus*                         84,800           1,297
   Conmed*                            59,000           1,189
   Corixa*                           310,800           1,967
   Covance*                           13,600             266
   Coventry Health Care*              80,400           2,613
   Cross Country*                     39,600             559
   CV Therapeutics (B)*               64,800           1,355
   Dianon Systems*                    28,348           1,341
   Edwards Lifesciences*              47,200           1,208
   Endo Pharmaceuticals
     Holdings (B)*                   317,000           2,704
   Enzon*                             26,000             500
   Esperion Therapeutics*            128,500             735
   Genta (B)*                        442,800           2,843
   Hanger Orthopedic Group*           45,700             727
   Henry Schein*                      29,000           1,530
   Hologic*                          201,000           1,970
   Idexx Laboratories*                36,400           1,127
   Immucor*                           37,050             602
   Inhale Therapeutic Systems*       127,100             639
   Interpore International*           26,250             213




--------------------------------------------------------------------------------
56          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Inveresk Research Group*           25,900        $    490
   Isis Pharmaceuticals (B)*         140,500           1,385
   LifePoint Hospitals*               32,450           1,012
   Med-Design (B)*                    58,900             208
   Medarex*                           30,800             103
   Medcath*                           80,500             910
   Medicines (B)*                    190,100           2,087
   MedSource Technologies*           103,600             779
   Meridian Medical Technologies*     24,300             874
   Merit Medical Systems*             45,675             882
   MGI Pharma*                       144,300           1,010
   NBTY*                             101,300           1,315
   Neurocrine Biosciences (B)*        71,500           2,931
   Option Care*                      116,925           1,035
   Orthofix International*             4,350             115
   Pharmaceutical Product
    Development*                      46,350             896
   PolyMedica (B)*                   148,200           3,915
   Possis Medical*                    34,500             352
   PSS World Medical*                107,400             714
   Radiologix*                        40,200             257
   Regeneron Pharmaceuticals (B)*     59,000             797
   Renal Care Group*                  15,300             503
   Respironics*                       13,000             416
   Sangstat Medical*                  67,450           1,407
   Scios (B)*                          4,300             109
   Select Medical*                    10,500             150
   Sierra Health Services*           130,100           2,334
   Steris*                            86,400           2,152
   Trimeris (B)*                      16,100             719
   Tularik (B)*                      275,400           1,886
   United Surgical Partners
    International (B)*                84,750           1,873
   US Physical Therapy*               69,000             728
   VitalWorks*                       235,700           1,714
                                                   ---------
                                                      85,597
                                                   ---------
METALS & MINING -- 0.3%
   Intermet                           75,400             363
   Worthington Industries             74,700           1,397
                                                   ---------
                                                       1,760
                                                   ---------
MISCELLANEOUS MANUFACTURING -- 1.1%
   Actuant, Cl A*                     21,000             775
   Applied Films*                     42,050             460
   Identix*                          678,300           4,036
   Mobile Mini (B)*                  111,000           1,437
                                                   ---------
                                                       6,708
                                                   ---------
OFFICE/BUSINESS EQUIPMENT -- 0.1%
   John H. Harland                    15,900             432
                                                   ---------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 3.5%
   Bunge                              47,100        $  1,140
   Cabot Oil & Gas                    22,500             484
   Chesapeake Energy                 107,700             711
   Core Laboratories*                100,500             942
   Helmerich & Payne                  32,500           1,112
   Horizon Offshore*                 393,000           1,655
   Key Energy Services*              281,000           2,214
   National-Oilwell*                 102,500           1,986
   Nuevo Energy*                      82,200             896
   Oceaneering International*         16,000             407
   Patterson-UTI Energy*              98,200           2,505
   Penn Virginia                      15,000             486
   Precision Drilling*                85,400           2,571
   Superior Energy Services*          84,800             551
   Westport Resources*                57,000           1,043
   Willbros Group*                    66,100             686
   XTO Energy                         89,850           1,852
                                                   ---------
                                                      21,241
                                                   ---------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
   Anthracite Capital (B)             99,900           1,129
   Apex Mortgage Capital              82,900             928
   Arden Realty                       44,200           1,045
   MFA Mortgage Investments          121,800             987
   Reckson Associates Realty          48,200           1,097
                                                   ---------
                                                       5,186
                                                   ---------
RETAIL -- 7.8%
   AC Moore Arts & Crafts*            39,300             830
   Action Performance*                25,800             663
   AFC Enterprises*                   45,500             919
   Alloy*                             86,200             716
   American Eagle Outfitters (B)*    118,800           1,433
   Bebe Stores*                       93,600           1,106
   Blue Rhino*                        47,300             723
   BOB Evans Farms                    28,300             671
   Cash America International        107,300             879
   Charlotte Russe Holding*           91,300             867
   Charming Shoppes*                  96,300             650
   Chico's FAS (B)*                  139,100           2,216
   Childrens Place (B)*               96,300             973
   Christopher & Banks*               10,100             254
   CKE Restaurants*                  140,800             563
   Claire's Stores                    17,900             390
   Cost Plus (B)*                    113,300           3,042
   Duane Reade*                       57,000             912
   Finish Line, Cl A*                 27,200             245
   GameStop*                          55,900           1,143
   Genesco*                           37,000             511
   Guitar Center*                     91,900           1,726




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          57

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   HOT Topic (B)*                    116,250       $   2,096
   Insight Enterprises*              100,200           1,017
   Jo-Ann Stores, Cl A*               26,600             746
   K-Swiss, Cl A                      31,300             669
   Kenneth Cole Productions,
     Cl A (B)*                        65,600           1,332
   Kirkland's*                         9,600             164
   Landry's Restaurants               30,600             691
   Lithia Motors, Cl A*               30,000             510
   Movie Gallery*                     21,175             318
   Pacific Sunwear of California*    198,350           4,038
   Panera Bread, Cl A*                 5,000             135
   Payless Shoesource*                13,500             729
   PF Chang's China Bistro (B)*       65,150           1,891
   Regis                             112,400           3,180
   School Specialty*                  26,950             674
   Sharper Image*                     36,500             698
   ShopKo Stores*                     43,600             569
   Smith & Wollensky Restaurant
    Group*                            75,500             312
   Sports Authority*                  71,800             429
   Stage Stores*                      52,700           1,143
   Stein Mart*                         5,800              34
   Too*                               24,450             569
   Tweeter Home Entertainment
     Group*                          247,400           1,707
   Urban Outfitters*                  58,300           1,416
   Wilsons*                          103,000             733
                                                   ---------
                                                      47,232
                                                   ---------
RETIREMENT/AGED CARE -- 0.4%
   Sunrise Assisted Living (B)*      109,950           2,358
                                                   ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 7.0%
   Actel*                             57,000             593
   ARM Holdings ADR (B)*              17,300             102
   Artisan Components*               143,800           1,310
   ASM International*                 74,400             673
   AstroPower (B)*                   103,950             738
   Asyst Technologies (B)*           250,200           1,511
   Benchmark Electronics*             18,100             381
   Conexant Systems*                 270,900             301
   Credence Systems*                  16,100             139
   Cree (B)*                         108,900           1,361
   Cymer (B)*                         72,600           1,353
   Dupont Photomasks*                 28,400             647
   Emcore*                           286,000             435
   EMS Technologies*                  34,600             355
   Entegris*                         158,200           1,229
   Exar*                              38,900             449
   Helix Technology                   23,850             230
   Integrated Circuit Systems (B)*    91,400           1,435
   Integrated Defense Technologies*   53,900           1,062
   Intersil, Cl A*                     8,700             113
   JNI*                              173,200             405

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lattice Semiconductor*            733,000       $   4,559
   LTX*                              108,800             496
   Marvell Technology Group (B)*      67,100           1,064
   Microsemi*                         23,600             132
   Mykrolis*                          97,900             602
   O2Micro International (B)*        249,200           1,964
   Oak Technology*                     8,700              28
   Omnivision Technologies (B)*       90,100             594
   OSI Systems*                       33,900             587
   Photronics*                        63,100             635
   Pixelworks*                     1,451,550           7,475
   PLX Technology*                    83,300              92
   Power Integrations*               112,600           1,373
   Rudolph Technologies*             133,800           1,377
   Silicon Image (B)*                111,700             457
   Silicon Laboratories (B)*          54,350             996
   Sipex*                             21,350              36
   Skyworks Solutions*               312,800           1,417
   Standard Microsystems*             31,100             475
   Triquint Semiconductor*           534,800           1,888
   Xicor*                            111,350             402
   Zoran (B)*                         97,250           1,070
                                                   ---------
                                                      42,541
                                                   ---------
SOFTWARE -- 7.3%
   Activision*                        79,600           1,905
   Advent Software (B)*               96,000           1,099
   Borland Software*                 127,500             993
   Bsquare*                          325,800             375
   Business Objects ADR (B)*          28,500             303
   Checkfree*                        324,000           3,687
   Cognos*                            17,300             291
   Embarcadero Technologies*          15,000              63
   eResearch Technology (B)*          46,550             859
   Hyperion Solutions*                71,200           1,306
   Informatica*                       20,150              62
   Internet Security Systems (B)*     26,000             320
   JD Edwards*                        43,700             404
   Lawson Software*                  131,600             466
   Magma Design Automation (B)*       91,400             815
   Mantech International*              6,900             162
   Matrixone*                        137,000             595
   MicroStrategy, Cl A*                   21              --
   NETIQ (B)*                         44,600             647
   Onyx Software*                  1,562,400           2,984
   Pinnacle Systems*                 243,050           2,625
   Pixar (B)*                        156,400           7,523
   PracticeWorks*                    124,600           2,156
   Quadramed*                         75,800             137
   Quest Software (B)*                29,050             273
   Red Hat*                        1,979,700           9,404
   Retek*                             14,100              51



--------------------------------------------------------------------------------
58          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Roxio*                             44,800       $     136
   S1*                                63,100             338
   Take-Two Interactive
     Software (B)*                   117,800           3,416
   Viewpoint*                        298,700             651
   WebEx Communications (B)*          57,300             641
                                                   ---------
                                                      44,687
                                                   ---------
STEEL & STEEL WORKS -- 0.5%
   Maverick Tube*                    146,900           1,303
   Steel Dynamics*                   111,050           1,454
                                                   ---------
                                                       2,757
                                                   ---------
TELEPHONES & TELECOMMUNICATIONS -- 1.8%
   Inet Technologies*                 43,800             222
   Inter-Tel                          44,500             906
   Lightbridge*                      102,000             689
   Metro One Telecommunications*     120,300           1,023
   MRV Communications*               480,500             408
   Plantronics (B)*                   71,000           1,157
   Polycom*                          884,900           6,008
   West*                              49,500             693
                                                   ---------
                                                      11,106
                                                   ---------
TRUCKING -- 1.1%
   Arkansas Best*                     21,300             611
   Forward Air*                       20,700             375
   JB Hunt Transport Services (B)*    61,600           1,451
   Knight Transportation*             59,000             914
   PAM Transportation Services*       31,900             609
   USfreightways                      76,900           2,205
   Werner Enterprises                 16,000             294
                                                   ---------
                                                       6,459
                                                   ---------
WHOLESALE -- 0.5%
   Hughes Supply                      11,000             320
   SCP Pool (B)*                      81,200           2,226
   Watsco                             24,100             345
                                                   ---------
                                                       2,891
                                                   ---------
Total Common Stock
   (Cost $794,772)                                   584,489
                                                   ---------

CASH EQUIVALENT -- 0.1%
   First Union Cash Management
     Program                         421,450             421
                                                   ---------
Total Cash Equivalent
   (Cost $421)                                           421
                                                   ---------


--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.2%
   Emcore, CV to 20.5074 Shares
        5.000%, 05/15/06              $1,100       $     452
   Microstrategy, Ser A
        7.500%, 06/24/07                   5               1
   Viropharma, CV to 9.1620 Shares
        6.000%, 03/01/07               2,650             815
                                                   ---------
Total Convertible Bonds
   (Cost $1,764)                                       1,268
                                                   ---------

WARRANTS -- 0.0%
   Expedia, Expires 2/04/09 (B)*      10,185             207
   MicroStrategy, Expires 06/24/07*      110              --
                                                   ---------
Total Warrants
   (Cost $0)                                             207
                                                   ---------

U.S. TREASURY OBLIGATIONS -- 0.6%
   U.S. Treasury Bills (A)
        1.580%, 02/27/03               3,700           3,678
                                                   ---------
Total U.S. Treasury Obligations
   (Cost $3,677)                                       3,678
                                                   ---------

REPURCHASE AGREEMENT -- 3.5%
   Morgan Stanley Dean Witter
     1.860%, dated 09/30/02,
     matures 10/01/02,
     repurchase price
     $21,217,423
     (collateralized by FNMA
     obligations, market
     value: $21,694,755)              21,216          21,216
                                                   ---------
Total Repurchase Agreement
   (Cost $21,216)                                     21,216
                                                   ---------
Total Investments -- 100.4%
   (Cost $821,850)                                   611,279
                                                   ---------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          59

STATEMENT OF NET ASSETS


Small Cap Growth Fund (Concluded)

September 30, 2002
--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET:
Collateral Received on Securities Lent              $ 89,584
Payable upon Return on Securities Lent               (89,584)
Investment Advisory Fees Payable                        (337)
Management Fees Payable                                 (186)
Shareholder Servicing Fees Payable                       (63)
Other Assets and Liabilities                          (1,815)
                                                   ----------
Total Other Assets & Liabilities, Net -- (0.4)%       (2,401)
                                                   ----------


NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par
   value) based on
   63,087,247 outstanding shares
   of beneficial interest                          1,195,144
Paid-in-Capital -- Class I
   (unlimited authorization -- no par
   value) based on
   196,225 outstanding shares
   of beneficial interest                              2,309
Accumulated net realized loss on investments        (377,018)
Net unrealized depreciation on investments          (210,571)
Net unrealized depreciation on futures contracts        (986)
                                                   ----------
Total Net Assets -- 100.0%                          $608,878
                                                   ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $9.62
                                                   ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                          $9.59
                                                   ==========

* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2002 (see Note 10). The total value of securities on loan at September 30, 2002 was $82,776,447.
(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of September 30, 2002 was $0
(D) Securities considered illiquid. The total value of such securities as of September 30, 2002 was $0.
ADR -- American Depository Receipt
Cl -- Class
CV -- Convertible Security
FNMA -- Federal National Mortgage Association
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
60          SEI Institutional Managed Trust / Annual Report / September 30, 2002

Mid-Cap Fund



--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.8%
AEROSPACE & DEFENSE -- 0.2%
   Goodrich                            3,200       $      60
                                                   ---------
AIR TRANSPORTATION -- 0.8%
   Skywest                            15,500             203
                                                   ---------
APPAREL/TEXTILES -- 0.5%
   Jones Apparel Group*                3,800             117
                                                   ---------
AUTOMOTIVE -- 2.5%
   American Axle & Manufacturing
     Holdings*                         2,700              68
   ArvinMeritor                        3,700              69
   Autoliv                             4,100              86
   Dana                                7,500              98
   Lear*                               5,300             221
   Polaris Industries                  1,600              99
                                                   ---------
                                                         641
                                                   ---------
BANKS -- 9.3%
   Banknorth Group                     7,400             176
   City National                       9,500             444
   Commerce Bancshares                 4,400             172
   First Tennessee National            6,100             211
   First Virginia Banks               13,850             517
   Greenpoint Financial                7,900             330
   Hibernia, Cl A                     20,400             408
   Independence Community Bank         4,600             115
                                                   ---------
                                                       2,373
                                                   ---------
BIOTECHNOLOGY -- 1.1%
   Genzyme - General Division (B)*     3,500              72
   Idec Pharmaceuticals*               1,500              62
   Invitrogen*                         4,500             154
                                                   ---------
                                                         288
                                                   ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.6%
   American Greetings, Cl A            9,500             153
   McClatchy, Cl A                     1,500              92
   RR Donnelley & Sons                 6,900             162
                                                   ---------
                                                         407
                                                   ---------
BUILDING & CONSTRUCTION -- 3.0%
   Centex                              4,200             186
   KB Home                             6,400             312
   Lennar                              4,600             257
                                                   ---------
                                                         755
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
CHEMICALS -- 0.7%
   Lubrizol                            5,900       $     167
                                                   ---------
COMMERCIAL SERVICES -- 1.9%
   Deluxe                              3,100             140
   Pittston Brink's Group              5,400             121
   Quintiles Transnational*           11,700             111
   Sabre Holdings*                     2,900              56
   Viad                                3,400              69
                                                   ---------
                                                         497
                                                   ---------
COMMUNICATIONS EQUIPMENT -- 0.9%
   Scientific-Atlanta (B)              9,300             116
   Utstarcom*                          6,900             106
                                                   ---------
                                                         222
                                                   ---------
COMPUTERS & SERVICES -- 4.3%
   Computer Sciences*                  8,800             244
   GTECH Holdings (B)*                 9,900             246
   Lexmark International (B)*          3,600             169
   Storage Technology*                 9,100              96
   Sungard Data Systems*               7,900             154
   Synopsys*                           1,500              57
   Unisys*                            18,000             126
                                                   ---------
                                                       1,092
                                                   ---------
CONTAINERS & PACKAGING -- 2.4%
   Owens-Illinois*                    10,400             118
   Pactiv*                             3,700              61
   Sealed Air*                        10,300             174
   Smurfit-Stone Container (B)*       21,200             266
                                                   ---------
                                                         619
                                                   ---------
DATA PROCESSING -- 0.4%
   CSG Systems International*          8,500              93
                                                   ---------
DRUGS -- 2.5%
   Cephalon*                           1,600              65
   King Pharmaceuticals*               9,266             169
   Medimmune*                          4,000              84
   Mylan Laboratories                  4,800             157
   SICOR*                              6,700             102
   Watson Pharmaceuticals*             2,500              61
                                                   ---------
                                                         638
                                                   ---------
ELECTRICAL SERVICES -- 4.7%
   Edison International*              20,400             204
   FirstEnergy                         5,400             161



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          61

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Great Plains Energy (B)            13,400        $    257
   Hubbell, Cl B                       6,500             189
   PPL                                 7,600             247
   Reliant Energy                     13,800             138
                                                   ---------
                                                       1,196
                                                   ---------
ELECTRONICS -- 0.8%
   Energizer Holdings*                 4,600             140
   Vishay Intertechnology*             6,000              53
                                                   ---------
                                                         193
                                                   ---------
ENVIRONMENTAL SERVICES -- 0.8%
   Republic Services*                 10,200             192
                                                   ---------
FINANCIAL SERVICES -- 2.7%
   AG Edwards                          4,300             137
   Bear Stearns                        4,600             259
   Equifax                             3,200              70
   H&R Block (B)                       5,400             227
                                                   ---------
                                                         693
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 4.5%
   Adolph Coors, Cl B                  1,200              68
   Coca-Cola Enterprises               5,200             110
   Constellation Brands, Cl A*         5,200             120
   Dole Food                          17,000             494
   PepsiAmericas                       5,800              82
   Supervalu                          12,700             205
   Tyson Foods, Cl A                   5,000              58
                                                   ---------
                                                       1,137
                                                   ---------
GAS/NATURAL GAS -- 2.6%
   Kinder Morgan                       3,100             110
   Nicor                               3,400              96
   Sempra Energy (B)                  23,624             464
                                                   ---------
                                                         670
                                                   ---------
HAND/MACHINE TOOLS -- 1.2%
   Black & Decker                      7,200             302
                                                   ---------
HOTELS & LODGING -- 1.1%
   Harrah's Entertainment*             4,900             236
   Mandalay Resort Group*              1,700              57
                                                   ---------
                                                         293
                                                   ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 2.6%
   Clorox                              3,200             129
   Fortune Brands                      2,900             137


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Maytag                              9,700        $    225
   Whirlpool                           3,600             165
                                                   ---------
                                                         656
                                                   ---------
INSURANCE -- 7.5%
   American Financial Group           11,400             262
   Fidelity National Financial         6,600             190
   Loews                               7,800             335
   Old Republic International          5,000             142
   Oxford Health Plans*                5,300             206
   PMI Group                           3,200              87
   Protective Life                    11,800             363
   UnumProvident                       6,100             124
   WR Berkley                          5,700             194
                                                   ---------
                                                       1,903
                                                   ---------
LEASING & RENTING -- 2.3%
   Rent-A-Center*                      4,500             234
   Ryder System                       12,200             304
   United Rentals*                     4,700              40
                                                   ---------
                                                         578
                                                   ---------
MACHINERY -- 3.7%
   Applera - Applied Biosystems Group  7,300             134
   Fisher Scientific International*    5,900             179
   Johnson Controls                    2,300             177
   Pentair                             5,900             219
   SPX*                                2,300             232
                                                   ---------
                                                         941
                                                   ---------
MEDICAL PRODUCTS & SERVICES -- 6.3%
   AmerisourceBergen                   2,100             150
   Barr Laboratories*                  2,100             131
   Beckman Coulter                     2,700             104
   Becton Dickinson                    2,900              82
   DaVita*                             8,200             194
   Gilead Sciences*                    3,700             124
   Henry Schein*                       2,300             121
   Hillenbrand Industries              5,000             271
   Pharmaceutical Product Development* 3,100              60
   Quest Diagnostics*                  1,800             111
   St. Jude Medical*                   1,700              61
   WellPoint Health Networks*          2,600             191
                                                   ---------
                                                       1,600
                                                   ---------
METALS & MINING -- 0.6%
   Precision Castparts                 7,500             163
                                                   ---------





--------------------------------------------------------------------------------
62          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
PAINT & RELATED PRODUCTS -- 1.2%
   Sherwin-Williams                   12,700       $     301
                                                   ---------
PAPER & PAPER PRODUCTS -- 0.9%
   Georgia-Pacific                    17,200             225
                                                   ---------
PETROLEUM & FUEL PRODUCTS -- 3.3%
   Devon Energy                        3,900             188
   Halliburton                         6,600              85
   Newfield Exploration*               2,100              70
   Pioneer Natural Resources*          7,900             192
   Tidewater                           3,800             103
   XTO Energy                         10,500             216
                                                   ---------
                                                         854
                                                   ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.6%
   Eastman Kodak                       5,900             161
                                                   ---------
REAL ESTATE INVESTMENT TRUSTS -- 5.2%
   Annaly Mortgage Management         25,800             476
   General Growth Properties           9,700             499
   Hospitality Properties Trust       10,800             358
                                                   ---------
                                                       1,333
                                                   ---------
RETAIL -- 4.9%
   Abercrombie & Fitch, Cl A*          2,600              51
   Borders Group*                      3,200              51
   CEC Entertainment*                  2,200              75
   Dillard's, Cl A                     3,000              61
   Federated Department Stores*        7,700             227
   Office Depot*                       7,400              91
   Pier 1 Imports                      5,500             105
   RadioShack                          3,900              78
   Ruby Tuesday                        6,800             128
   Sonic Automotive*                   3,800              67
   Staples*                           12,100             155
   Toys "R" Us*                        6,900              70
   Zale*                               3,300              99
                                                   ---------
                                                       1,258
                                                   ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.6%
   Altera*                             6,500              56
   International Rectifier*            4,000              62
   Kla-Tencor*                         2,700              75
   Microchip Technology*               5,600             115
   QLogic*                             3,600              94
                                                   ---------
                                                         402
                                                   ---------


--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
SOFTWARE -- 2.3%
   Activision*                         4,100       $      98
   Electronic Arts*                    2,400             158
   Intuit*                             1,700              77
   Sybase*                            11,700             136
   Symantec*                           3,500             118
                                                   ---------
                                                         587
                                                   ---------
STEEL & STEEL WORKS -- 0.4%
   United States Steel                 9,300             108
                                                   ---------
TELEPHONES & TELECOMMUNICATIONS -- 1.9%
   CenturyTel (B)                     10,700             240
   Polycom*                            8,000              54
   US Cellular*                        6,700             198
                                                   ---------
                                                         492
                                                   ---------
TRUCKING -- 0.9%
   CNF                                 3,100              97
   Swift Transportation*               8,500             133
                                                   ---------
                                                         230
                                                   ---------
WHOLESALE -- 1.1%
   Ingram Micro, Cl A*                11,100             148
   Tech Data*                          5,500             145
                                                   ---------
                                                         293
                                                   ---------
Total Common Stock
   (Cost $28,758)                                     24,933
                                                   ---------

U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bills (A)
        1.620%, 12/19/02                $ 55              55
                                                   ---------
Total U.S. Treasury Obligations
   (Cost $55)                                             55
                                                   ---------

REPURCHASE AGREEMENT -- 2.1%
   Morgan Stanley Dean Witter
     1.500%, dated 09/30/02, matures
     10/01/02, repurchase price
     $529,818 (collateralized by
     U.S. Government Agency obligations,
     total market value: $540,408)       530             530
                                                   ---------
Total Repurchase Agreement
   (Cost $530)                                           530
                                                   ---------
Total Investments -- 100.1%
   (Cost $29,343)                                     25,518
                                                   ---------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          63

STATEMENT OF NET ASSETS


Mid-Cap Fund (Concluded)

September 30, 2002
--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET:
Collateral Received on Securities Lent             $   1,475
Payable upon Return on Securities Lent                (1,475)
Investment Advisory Fees Payable                         (12)
Management Fees Payable                                   (8)
Shareholder Servicing Fees Payable                        (4)
Other Assets and Liabilities                               5
                                                   ----------
Total Other Assets & Liabilities, Net -- (0.1)%          (19)
                                                   ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 2,172,389 outstanding shares
   of beneficial interest                             29,320
Accumulated net realized gain on investments              45
Net unrealized depreciation on investments            (3,825)
Net unrealized depreciation on futures contracts         (41)

Total Net Assets -- 100.0%                           $25,499
                                                   ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $11.74
                                                   ==========


* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2002 (see Note 10). The total value of securities on loan at September 30, 2002 was $1,407,125.
Cl -- Class



The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
64          SEI Institutional Managed Trust / Annual Report / September 30, 2002

SCHEDULE OF INVESTMENTS


Capital Appreciation Fund

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 90.0%
BANKS -- 7.0%
   Northern Trust                      5,500          $  208
   State Street                        6,500             251
                                                   ---------
                                                         459
                                                   ---------
BEAUTY PRODUCTS -- 3.4%
   Gillette                            7,500             222
                                                   ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 10.2%
   Clear Channel Communications*       7,000             243
   COX Communications, Cl A*           7,500             185
   Liberty Media, Cl A*               33,000             237
                                                   ---------
                                                         665
                                                   ---------
COMMERCIAL SERVICES -- 5.8%
   Paychex                             9,000             218
   Robert Half International*         10,000             159
                                                   ---------
                                                         377
                                                   ---------
COMMUNICATIONS EQUIPMENT -- 5.7%
   EchoStar Communications, Cl A*     11,000             190
   Qualcomm*                           6,500             180
                                                   ---------
                                                         370
                                                   ---------
COMPUTERS & SERVICES -- 1.7%
   Expedia, Cl A (B)*                  2,200             111
                                                   ---------
DATA PROCESSING -- 5.8%
   First Data                         13,500             377
                                                   ---------
DRUGS -- 5.5%
   Allergan                            4,500             245
   Pfizer                              2,000              58
   Pharmacia                           1,500              58
                                                   ---------
                                                         361
                                                   ---------
FINANCIAL SERVICES -- 11.9%
   Charles Schwab                     20,000             174
   Concord EFS*                        5,000              80
   MBNA                               11,500             211
   Moody's                             6,500             315
                                                   ---------
                                                         780
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 2.9%
   Safeway*                            8,500             190
                                                   ---------
HOTELS & LODGING -- 3.1%
   Marriott International, Cl A        7,000             203
                                                   ---------



--------------------------------------------------------------------------------
                            Shares/Face Amount  Market Value
Description                      ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 10.1%
   RadioShack (B)                     10,000       $     201
   Wal-Mart Stores                     5,000             246
   Walgreen                            7,000             215
                                                   ---------
                                                         662
                                                   ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
   Intel                              10,000             139
                                                   ---------
SOFTWARE -- 4.7%
   Microsoft*                          7,000             306
                                                   ---------
TRUCKING -- 10.1%
   Expeditors International
     Washington                       12,500             349
   United Parcel Service, Cl B         5,000             313
                                                   ---------
                                                         662
                                                   ---------

Total Common Stock
   (Cost $6,603)                                       5,884
                                                   ---------

U.S. TREASURY OBLIGATIONS -- 3.0%
   U.S. Treasury Bills (A)
        1.580%, 02/27/03                $200             199
                                                   ---------

Total U.S. Treasury Obligations
   (Cost $199)                                           199
                                                   ---------

REPURCHASE AGREEMENT -- 2.2%
   Morgan Stanley Dean Witter
     1.500%, dated 09/30/02, matures
     10/01/02, repurchase price
     $141,110 (collateralized by
     U.S. Government Agency obligations,
     total market value: $143,931)       141             141
                                                   ---------
Total Repurchase Agreement
   (Cost $141)                                           141
                                                   ---------
Total Investments -- 95.2%
   (Cost $6,943)                                      $6,224
                                                   =========


Percentages are based on net assets of $6,537,229.

* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2002 (see Note 10). The total value of securities on loan at September 30, 2002 was $292,517.
Cl -- Class



The accompanying notes are an integral part of the financial statements.






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          65

STATEMENT OF NET ASSETS


Equity Income Fund

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 87.1%
AEROSPACE & DEFENSE -- 3.2%
   Boeing                              2,175           $  74
   General Dynamics                      650              53
   Honeywell International             1,475              32
   Lockheed Martin                       550              35
   Raytheon                            1,600              47
   United Technologies                 1,025              58
                                                   ---------
                                                         299
                                                   ---------
AUTOMOTIVE -- 1.5%
   Ford Motor (B)                      4,525              44
   General Motors (B)                  1,353              53
   TRW                                   700              41
                                                   ---------
                                                         138
                                                   ---------
BANKS -- 12.5%
   Bank of America                     4,650             297
   Bank of New York (B)                2,175              62
   Bank One                            2,327              87
   Fifth Third Bancorp                 1,462              90
   Huntington Bancshares               5,500             100
   JP Morgan Chase                     4,450              84
   US Bancorp                          1,175              22
   Wachovia                            2,925              96
   Washington Mutual                   2,600              82
   Wells Fargo                         5,025             242
                                                   ---------
                                                       1,162
                                                   ---------
BEAUTY PRODUCTS -- 1.7%
   Procter & Gamble                    1,800             161
                                                   ---------

BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.5%
   Knight-Ridder (B)                   1,100              62
   McGraw-Hill                         1,325              81
                                                   ---------
                                                         143
                                                   ---------
CHEMICALS -- 2.9%
   Ashland                             1,300              35
   Dow Chemical                        2,400              66
   E.I. Du Pont de Nemours             3,106             112
   Engelhard                           1,575              37
   Rohm & Haas                           700              22
                                                   ---------
                                                         272
                                                   ---------
COMMERCIAL SERVICES -- 0.2%
   Monsanto                              898              14
                                                   ---------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.9%
   Motorola (B)                        8,300       $      85
                                                   ---------
COMPUTERS & SERVICES -- 3.0%
   Apple Computer*                     2,925              43
   Hewlett-Packard                    10,136             118
   International Business Machines     2,025             118
                                                   ---------
                                                         279
                                                   ---------
DRUGS -- 1.8%
   Merck                                 825              38
   Pharmacia                           1,649              64
   Watson Pharmaceuticals*             1,400              34
   Wyeth                                 825              26
                                                   ---------
                                                         162
                                                   ---------
ELECTRICAL SERVICES -- 3.9%
   Ameren                              2,125              89
   Constellation Energy Group          3,600              89
   Duke Energy                         1,400              27
   Southern                            1,775              51
   TXU (B)                             2,450             102
                                                   ---------
                                                         358
                                                   ---------
ENTERTAINMENT -- 2.7%
   Carnival (B)                        1,400              35
   Mattel                              5,225              94
   Walt Disney                         7,900             120
                                                   ---------
                                                         249
                                                   ---------
FINANCIAL SERVICES -- 7.8%
   Bear Stearns                        1,425              80
   Citigroup                           9,109             270
   Fannie Mae                          1,700             101
   Household International             2,875              82
   Merrill Lynch                       1,975              65
   Morgan Stanley                      3,100             105
   T Rowe Price Group                    925              23
                                                   ---------
                                                         726
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 4.8%
   Albertson's                         1,785              43
   Coca-Cola                             825              40
   Conagra Foods                       1,975              49
   Hershey Foods                         825              51
   PepsiCo                             1,300              48
   Philip Morris                       3,425             133
   Supervalu                           1,950              31
   Unilever                              825              49
                                                   ---------
                                                         444
                                                   ---------



--------------------------------------------------------------------------------
66       SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
GOLD -- 0.4%
   Barrick Gold                        2,150       $      34
                                                   ---------
HAND/MACHINE TOOLS -- 0.8%
   Illinois Tool Works                 1,275              74
                                                   ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.1%
   General Electric                    2,300              57
   Whirlpool                             900              41
                                                   ---------
                                                          98
                                                   ---------
INSURANCE -- 3.9%
   American International Group        1,642              90
   Hartford Financial Services Group   1,325              54
   Jefferson-Pilot                     1,205              48
   MBIA                                2,750             110
   St. Paul                            2,075              60
                                                   ---------
                                                         362
                                                   ---------
MACHINERY -- 1.1%
   Emerson Electric                    1,475              65
   Ingersoll-Rand, Cl A                1,150              39
                                                   ---------
                                                         104
                                                   ---------
MEDICAL PRODUCTS & SERVICES -- 1.6%
   Baxter International                3,750             114
   Johnson & Johnson                     550              30
                                                   ---------
                                                         144
                                                   ---------
METALS & MINING -- 1.6%
   Alcan                               1,175              29
   Alcoa                               3,675              71
   Worthington Industries              2,375              44
                                                   ---------
                                                         144
                                                   ---------
OFFICE/BUSINESS EQUIPMENT -- 1.8%
   3M                                  1,525             168
                                                   ---------

PAPER & PAPER PRODUCTS -- 1.9%
   International Paper                   925              31
   Kimberly-Clark                      1,050              60
   Weyerhaeuser                        1,925              84
                                                   ---------
                                                         175
                                                   ---------
PETROLEUM & FUEL PRODUCTS -- 11.3%
   Baker Hughes                        1,875              54
   Burlington Resources                1,000              38
   ChevronTexaco                       2,971             206
   ConocoPhillips                      2,354             109
   Exxon Mobil                        12,150             388


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Halliburton                         3,750       $      48
   Royal Dutch Petroleum               3,825             154
   Schlumberger                        1,400              54
                                                   ---------
                                                       1,051
                                                   ---------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
   Eastman Kodak (B)                   1,145              31
                                                   ---------
RAILROADS -- 0.3%
   Burlington Northern Santa Fe        1,325              32
                                                   ---------
REAL ESTATE INVESTMENT TRUSTS -- 3.6%
   Apartment Investment & Management,
     Cl A                              1,675              65
   Kimco Realty                        2,875              89
   Post Properties                     1,389              36
   Simon Property Group                3,875             139
                                                   ---------
                                                         329
                                                   ---------
RETAIL -- 2.1%
   JC Penney                           2,175              35
   McDonald's                          2,225              39
   Sears Roebuck                       1,050              41
   Target                              2,850              84
                                                   ---------
                                                         199
                                                   ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.6%
   Texas Instruments                   3,925              58
                                                   ---------
SOFTWARE -- 0.2%
   Computer Associates International   1,900              18
                                                   ---------
TELEPHONES & TELECOMMUNICATIONS -- 5.6%
   Alltel                              1,325              53
   AT&T                                8,837             106
   BellSouth                           3,875              71
   SBC Communications                  6,199             125
   Verizon Communications              5,834             160
                                                   ---------
                                                         515
                                                   ---------
WHOLESALE -- 0.5%
   W.W. Grainger                       1,025              44
                                                   ---------
Total Common Stock
   (Cost $8,032)                                       8,072
                                                   ---------

EXCHANGE TRADED FUND -- 1.1%
   Regional Bank HOLDRs Trust          1,000             100
                                                   ---------
Total Exchange Traded Fund
   (Cost $101)                                           100
                                                   ---------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          67

STATEMENT OF NET ASSETS


Equity Income Fund (Concluded)

September 30, 2002
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 2.1%
   U.S. Treasury Bills (A)
        1.580%, 02/27/03                $200       $     199
                                                   ----------
Total U.S. Treasury Obligations
   (Cost $199)                                           199
                                                   ----------

REPURCHASE AGREEMENT -- 10.7%
   Morgan Stanley Dean Witter
     1.500%, dated 09/30/02, matures
     10/01/02, repurchase price
     $993,090 (collateralized by
     U.S. Government Agency obligations,
     total market value: $1,012,939)     993             993
                                                   ----------
Total Repurchase Agreement
   (Cost $993)                                           993
                                                   ----------
Total Investments -- 101.0%
   (Cost $9,325)                                       9,364
                                                   ----------

OTHER ASSETS AND LIABILITIES, NET:
Collateral Received on Securities Lent                   425
Payable upon Return on Securities Lent                  (425)
Investment Advisory Fees Payable                          (3)
Management Fees Payable                                   (3)
Shareholder Servicing Fees Payable                        (1)
Other Assets and Liabilities                             (88)
                                                   ----------
Total Other Assets & Liabilities, Net -- (1.0)%          (95)
                                                   ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par
   value) based on
   1,908,743 outstanding shares
   of beneficial interest                              9,133
Accumulated net realized gain on investments             133
Net unrealized appreciation on investments                39
Net unrealized depreciation on futures contracts         (36)
                                                   ----------
Total Net Assets -- 100.0%                            $9,269
                                                   ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $4.86
                                                   ==========


* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2002 (see Note 10). The total value of securities on loan at September 30, 2002 was $405,180.
Cl -- Class


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
68          SEI Institutional Managed Trust / Annual Report / September 30, 2002

Balanced Fund


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 2.7%
   U.S. Treasury Notes
        4.875%, 02/15/12                $ 75           $  83
                                                      ------
Total U.S. Treasury Obligations
   (Cost $79)                                             83
                                                      ------

CORPORATE OBLIGATIONS -- 46.2%
BANKS -- 3.5%
   JP Morgan Chase
        6.750%, 02/01/11                 100             109
                                                      ------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.1%
   AOL Time Warner
        6.125%, 04/15/06                 100              94
                                                      ------
CHEMICALS -- 3.3%
   Dow Chemical
        5.250%, 05/14/04                 100             102
                                                      ------
ELECTRICAL SERVICES -- 3.1%
   First Energy, Ser B
        6.450%, 11/15/11                 100              94
                                                      ------
ENTERTAINMENT -- 3.3%
   Walt Disney MTN
        4.875%, 07/02/04                 100             102
                                                      ------
FINANCIAL SERVICES -- 16.3%
   Ford Motor Credit
        6.125%, 04/28/03                 100             101
   General Motors Acceptance
        6.750%, 01/15/06                  50              52
   Morgan Stanley Dean Witter MTN, Ser C
        7.375%, 04/15/03                 100             103
   PDVSA Finance
        8.750%, 02/15/04                 144             141
   Textron Financial MTN, Ser E
        5.650%, 03/26/04                 100             103
                                                      ------
                                                         500
                                                      ------
INSURANCE -- 3.4%
   St. Paul
        5.750%, 03/15/07                 100             105
                                                      ------
PETROLEUM & FUEL PRODUCTS -- 3.3%
   Repsol International Finance
        7.450%, 07/15/05                 100             101
                                                      ------


--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 6.9%
   Deutsche Telekom
        8.250%, 06/15/05                $100          $  107
   France Telecom
        8.700%, 03/01/06                 100             107
                                                      ------
                                                         214
                                                      ------

Total Corporate Obligations
   (Cost $1,403)                                       1,421
                                                      ------

COMMON STOCK -- 59.9%
AEROSPACE & DEFENSE -- 2.1%
   Lockheed Martin                     1,000              65
                                                      ------

AUTOMOTIVE -- 8.3%
   BorgWarner                          2,000              99
   Delphi                             10,000              85
   Harley-Davidson                     1,500              70
                                                      ------
                                                         254
                                                      ------

BANKS -- 4.7%
   Wells Fargo                         3,000             144
                                                      ------

BROADCASTING, NEWSPAPERS & ADVERTISING -- 7.3%
   McGraw-Hill                         3,000             184
   Viacom, Cl B*                       1,000              40
                                                      ------
                                                         224
                                                      ------

COMMERCIAL SERVICES -- 6.0%
   Jacobs Engineering Group*           6,000             185
                                                      ------

INSURANCE -- 4.0%
   Berkshire Hathaway, Cl B*              50             123
                                                      ------

MACHINERY -- 4.3%
   Caterpillar                         1,000              37
   Kennametal                          3,000              97
                                                      ------
                                                         134
                                                      ------
RAILROADS -- 3.8%
   Union Pacific                       2,000             116
                                                      ------

REAL ESTATE INVESTMENT TRUSTS -- 7.3%
   Plum Creek Timber                  10,000             226
                                                      ------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          69

STATEMENT OF NET ASSETS



Balanced Fund (Concluded)

September 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 5.4%
   Lowe's                              2,000          $   83
   Wal-Mart Stores                     1,000              49
   Wendy's International               1,000              33
                                                      -------
                                                         165
                                                      -------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.8%
   Intel                               4,000              56
                                                      -------
SOFTWARE -- 2.1%
   Microsoft*                          1,500              66
                                                      -------
WHOLESALE -- 2.8%
   W.W. Grainger                       2,000              85
                                                      -------
Total Common Stock
   (Cost $2,031)                                       1,843
                                                      -------
Total Investments -- 108.8%
   (Cost $3,513)                                       3,347
                                                      -------

OTHER ASSETS AND LIABILITIES, NET:
Investment Advisory Fee Payable                           (1)
Management Fees Payable                                   (1)
Receivable due from Shareholder Servicing Agent            1
Other Assets and Liabilities                            (271)
                                                      -------
Total Other Assets & Liabilities, Net -- (8.8)%         (272)
                                                      -------


NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 463,298 outstanding shares
   of beneficial interest                              8,931
Undistributed net investment income                       31
Accumulated net realized loss on investments          (5,721)
Net unrealized depreciation on investments              (166)
                                                      -------
Total Net Assets -- 100.0%                            $3,075
                                                      =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $6.64
                                                      =======


* Non-income producing security.
Cl -- Class
MTN -- Medium Term Note
Ser -- Series



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
70          SEI Institutional Managed Trust / Annual Report / September 30, 2002

Core Fixed Income Fund


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.2%
   U.S. Treasury Bills (J)
        1.680%, 10/03/02 (I)         $38,155      $   38,152
        1.650%, 10/17/02              25,195          25,178
   U.S. Treasury Bonds
       11.875%, 11/15/03                 410             457
       10.375%, 11/15/12 (I)           9,110          12,336
        9.875%, 11/15/15               8,641          13,541
        8.500%, 02/15/20 (I)           7,700          11,259
        8.125%, 08/15/19              16,000          22,610
        8.000%, 11/15/21 (I)          16,345          23,111
        6.750%, 08/15/26 (I)          56,111          71,482
        6.125%, 08/15/29 (I)          26,435          31,638
        6.000%, 02/15/26 (I)           7,550           8,801
        5.625%, 05/15/08               2,040           2,331
        5.375%, 02/15/31                 625             695
        5.250%, 11/15/28 (I)          53,115          56,445
        4.375%, 08/15/12                  90              96
        3.875%, 04/15/29 (E) (I)      98,595         121,303
        3.625%, 04/15/28 (E) (I)      32,023          37,693
   U.S. Treasury Notes
        4.750%, 11/15/08 (I)           6,245           6,858
        1.875%, 09/30/04              45,000          45,151
   U.S. Treasury STRIPS (J)
        5.970%, 11/15/21              51,650          19,353
        5.320%, 11/15/27 (I)          53,470          14,832
                                                 -----------
Total U.S. Treasury Obligations
   (Cost $507,683)                                   563,322
                                                 -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.8%
   FHLB Discount Notes (J)
        1.690%, 10/23/02              12,000          11,988
        1.680%, 10/25/02               5,720           5,714
        1.380%, 10/01/02              91,600          91,600
   FHLMC
        7.000%, 03/15/10              22,075          26,419
        6.875%, 09/15/10               6,450           7,678
        6.625%, 09/15/09              71,686          83,873
        5.875%, 03/21/11               1,075           1,169
        5.750%, 01/15/12 (I)          99,840         110,839
        5.625%, 03/15/11               2,605           2,875
        5.125%, 07/15/12               3,275           3,475
        4.875%, 03/15/07              16,910          18,200
   FHLMC CMO, Ser  1634, Cl G
        6.000%, 12/15/23              10,000          10,088
   FHLMC CMO, Ser 1, Cl Z
        9.300%, 04/15/19                 801             828
   FHLMC CMO, Ser 1005, Cl D
        6.500%, 10/15/05                 141             141


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 1081, Cl K
        7.000%, 05/15/21             $ 1,843      $    1,919
   FHLMC CMO, Ser 1101, Cl M
        6.950%, 07/15/21               3,682           3,832
   FHLMC CMO, Ser 1403, Cl M
        6.500%, 12/15/21              15,000          15,259
   FHLMC CMO, Ser 2145, Cl MA
        6.000%, 07/15/26               4,810           4,887
   FHLMC CMO, Ser 2277, Cl B
        7.500%, 01/15/31               8,900           9,533
   FHLMC CMO, Ser 2479, Cl HK
        6.100%, 02/15/29              17,538          17,837
   FNMA
        7.250%, 05/15/30               5,200           6,545
        6.000%, 05/15/11               4,230           4,756
        5.750%, 02/15/08                 700             781
        5.500%, 02/15/06 (I)           2,500           2,725
        5.375%, 11/15/11 (I)             880             950
        5.250%, 04/15/07               9,565          10,429
        4.375%, 09/15/12               8,125           8,112
   FNMA Discount Notes (J)
        1.680%, 10/28/02              23,465          23,436
        1.525%, 02/12/03 (C)           9,975           9,916
   FNMA TBA
        4.790%, 05/01/09               4,125           4,149
   FNMA CMO, Ser 1990-106, Cl J
        8.500%, 09/25/20                 196             217
   FNMA CMO, Ser 1990-58, Cl J
        7.000%, 05/25/20               2,051           2,206
   FNMA CMO, Ser 1990-93, Cl G
        5.500%, 08/25/20                 895             946
   FNMA CMO, Ser 1991-156, Cl A
        7.500%, 10/25/21                 667             695
   FNMA CMO, Ser 1991-86, Cl Z
        6.500%, 07/25/21                 948           1,005
   FNMA CMO, Ser 1992-129, Cl L
        6.000%, 07/25/22               3,005           3,155
   FNMA CMO, Ser 1993-69, Cl Z
        6.000%, 01/25/22               1,650           1,678
   FNMA CMO, Ser 1996-45, Cl K
        7.000%, 09/25/21               1,045           1,121
   FNMA CMO, Ser 1999-11, Cl Z
        5.500%, 03/25/29               8,521           8,086
   FNMA CMO, Ser 1999-T2, Cl A1
        7.500%, 01/19/39               1,523           1,632
   FNMA CMO, Ser 2002-65, Cl TP
        7.000%, 03/25/31              10,000          10,500
   FNMA CMO, Ser 2002-T1, Cl A2
        7.000%, 11/25/31               5,225           5,430
   FNMA CMO, Ser 2002-T4, Cl A2
        7.000%, 12/25/41               3,692           3,881



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          71

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser G92-30, Cl Z
        7.000%, 06/25/22             $ 1,703     $     1,823
   TVA
        7.125%, 05/01/30               4,950           6,172
                                                 -----------
Total U.S. Government Agency Obligations
   (Cost $522,551)                                   548,500
                                                 -----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 33.6%
   FHLMC
        9.000%, 12/01/05                  42              44
        8.000%, 08/01/26               1,645           1,768
        7.500%, 11/01/29 to 07/01/32      41              44
        7.000%, 06/01/15 to 05/01/32  34,259          35,794
        6.500%, 08/01/08 to 03/01/32  79,534          83,017
        6.000%, 12/01/12 to 01/01/32  73,224          76,075
        5.500%, 02/01/13 to 02/01/17  21,308          22,122
   FHLMC TBA
        7.500%, 10/01/32              17,100          18,030
        7.000%, 10/01/17               4,500           4,749
        6.500%, 10/01/32               2,650           2,748
        5.500%, 10/15/17 to 10/21/17  28,690          29,541
   FNMA
        9.000%, 07/01/07                  11              11
        8.000%, 02/01/13 to 10/01/15   2,340           2,508
        7.500%, 11/01/29 to 12/01/31   4,588           4,843
        7.000%, 01/01/08 to 05/01/32  24,572          25,734
        6.500%, 02/01/12 to 07/01/32  59,304          61,973
        6.000%, 02/01/13 to 09/01/32  47,757          49,460
        5.500%, 12/01/13 to 07/01/17  39,283          40,614
   FNMA TBA
        7.000%, 10/15/32              38,100          39,779
        6.500%, 10/01/32              44,700          46,306
        6.000%, 10/01/31 to 10/01/32  80,800          82,972
        5.500%, 10/21/17               4,400           4,529
   GNMA
        8.500%, 11/15/20                  26              29
        8.000%, 11/15/29 to 09/15/31   8,313           8,923
        7.500%, 09/15/06 to 01/15/32  71,397          75,952
        7.000%, 08/15/13 to 12/15/28  18,236          19,289
        6.500%, 07/15/14 to 10/15/31  70,130          73,400
        6.000%, 03/15/14 to 04/15/31  46,561          48,748
        5.500%, 04/15/14 to 02/15/17  10,231          10,653
   GNMA TBA
        6.500%, 10/01/31 to 10/23/32 244,100         254,398
        6.000%, 10/01/32 to 10/23/32 111,550         115,454
                                                 -----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $1,207,291)                               1,239,507
                                                 -----------


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 25.3%
AEROSPACE & DEFENSE -- 0.6%
   Boeing
        7.875%, 04/15/43             $ 5,000      $    5,806
   British Aerospace Financial (B)
        7.500%, 07/01/27               6,500           7,329
   Lockheed Martin
        8.500%, 12/01/29               6,425           8,529
   Systems 2001 Asset Trust (B)
        6.664%, 09/15/13               1,935           2,127
                                                 -----------
                                                      23,791
                                                 -----------
AIR TRANSPORTATION -- 1.5%
   America West Airlines, Ser 99-1
        7.930%, 01/02/19              11,031          11,507
   American Airlines, Ser 94A4
        9.780%, 11/26/11               3,631           3,308
   Atlas Air, Ser 00-1
        8.707%, 01/02/19               4,311           3,956
   Continental Airlines, Ser 00-2
        8.312%, 04/02/11               2,833           2,000
   Continental Airlines, Ser 974C
        6.800%, 07/02/07               7,387           5,962
   Continental Airlines, Ser 97CI
        7.420%, 04/01/07                 847             712
   Continental Airlines, Ser 99-2
        7.730%, 03/15/11               2,714           2,122
   Continental Airlines, Ser 991A
        6.545%, 02/02/19               2,108           1,946
   Delta Air Lines, Ser 02-1, Cl G-1
        6.718%, 01/02/23               9,970          10,547
   Delta Air Lines, Ser 02-1, Cl G-2
        6.417%, 07/02/12               4,700           5,000
   Federal Express, Ser 981B
        6.845%, 01/15/19               1,326           1,417
   Federal Express, Ser A3
        8.400%, 03/23/10                 600             640
   Northwest Airlines, Ser 991C
        8.130%, 02/01/14               2,259           1,968
   Northwest Airlines, Ser 993C
        9.152%, 04/01/10               1,730           1,459
   US Airways, Ser CLB
        7.500%, 04/15/08               2,696             539
   United Airlines, Ser 00-2
        7.811%, 10/01/09                 982             594
   United Airlines, Ser 96A1
        7.270%, 01/30/13               3,803           2,112
   United Airlines, Ser A-3
        8.390%, 01/21/11               1,466             957
                                                 -----------
                                                      56,746
                                                 -----------



--------------------------------------------------------------------------------
72          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
AUTOMOTIVE -- 0.4%
   DaimlerChrysler
        7.450%, 03/01/27             $ 1,050      $    1,110
        7.300%, 01/15/12               5,700           6,293
   Ford Motor
        9.215%, 09/15/21               1,000             994
        8.900%, 01/15/32               1,540           1,492
        7.700%, 05/15/97               2,660           2,178
        7.450%, 07/16/31               1,460           1,201
        6.500%, 08/01/18               2,000           1,570
        6.375%, 02/01/29                 910             663
                                                 -----------
                                                      15,501
                                                 -----------
BANKS -- 1.8%
   Bank One
        7.875%, 08/01/10              10,500          12,731
   Bank of America
        7.500%, 09/15/06                 100             116
        6.250%, 04/15/12              11,210          12,504
        4.875%, 09/15/12               1,475           1,491
   Barclays Bank PLC (A) (B)
        8.550%, 09/29/49               3,400           4,121
        6.860%, 09/29/49                 800             798
   Capital One Bank
        6.650%, 03/15/04               4,005           3,793
   Citicorp
        7.200%, 06/15/07               1,200           1,368
        6.375%, 01/15/06                 700             773
   Fleetboston Financial
        4.875%, 12/01/06               1,050           1,094
   JP Morgan Chase
        6.625%, 03/15/12 (I)           7,490           8,146
        5.250%, 05/30/07               5,115           5,366
   JP Morgan MTN, Ser A
        6.000%, 01/15/09               1,790           1,884
   Royal Bank of Scotland Group PLC,
     Ser 2
        8.817%, 03/31/49               6,500           7,394
   US Bancorp MTN, Ser N
        3.950%, 08/23/07               5,725           5,876
                                                 -----------
                                                      67,455
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.1%
   Comcast
        8.875%, 04/01/07               7,765           7,416
   Comcast Cable Communications
        6.875%, 06/15/09                 700             661
        6.750%, 01/30/11 (I)          13,250          12,322
   Continental Cablevision
        9.500%, 08/01/13               9,195           8,908
        9.000%, 09/01/08               1,400           1,358


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   TCI Communications
        7.125%, 02/15/28             $ 1,780      $    1,413
   TCI Communications MTN (D)
        9.650%, 02/15/05               3,000           2,922
   Time Warner
        6.875%, 06/15/18               3,900           3,213
   Viacom
        5.625%, 08/15/12               2,700           2,828
                                                 -----------
                                                      41,041
                                                 -----------
CHEMICALS -- 0.4%
   Dow Chemical
        7.375%, 11/01/29               8,420           9,230
        6.000%, 10/01/12               3,325           3,488
                                                 -----------
                                                      12,718
                                                 -----------
COMPUTERS & SERVICES -- 0.4%
   Electronic Data Systems
        7.450%, 10/15/29               7,500           6,216
   International Business Machines
        7.125%, 12/01/96               1,000           1,091
        7.000%, 10/30/45               5,550           6,008
                                                 -----------
                                                      13,315
                                                 -----------
DRUGS -- 0.2%
   Bristol-Myers Squibb
        5.750%, 10/01/11               6,230           6,734
   Pharmacia
        6.500%, 12/01/18                 800             893
                                                 -----------
                                                       7,627
                                                 -----------
ELECTRICAL SERVICES -- 2.3%
   Aquila
        7.000%, 07/15/04               3,250           2,966
   Arizona Public Services
        8.000%, 12/30/15               4,500           4,815
   CE Generation LLC
        7.416%, 12/15/18               4,584           3,996
   Conectiv MTN, Ser A
        6.730%, 06/01/06               4,830           5,023
   Dominion Resources
        5.700%, 09/17/12               3,610           3,719
   DTE Energy
        6.450%, 06/01/06               3,600           3,894
   Edison Mission Energy
        9.875%, 04/15/11               5,150           2,317
        7.730%, 06/15/09                 500             220
   Exelon
        6.750%, 05/01/11               3,800           4,201



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          73

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Exelon Generation LLC (B)
        6.950%, 06/15/11              $  500      $      551
   First Energy, Ser B
        6.450%, 11/15/11               3,230           3,038
   First Energy, Ser C
        7.375%, 11/15/31               7,345           6,448
   Hydro-Quebec, Ser GW
        9.750%, 01/15/18               3,850           3,932
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30               1,930           2,984
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22               2,470           3,347
   Hydro-Quebec, Ser IU
        7.500%, 04/01/16               5,000           6,456
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11               3,060           3,523
   Jersey Central Power & Light
        6.375%, 05/01/03               2,441           2,454
   Korea Electric Power
        7.750%, 04/01/13               2,767           3,334
   NRG Energy
        7.625%, 02/01/06 (B)           5,750           1,323
        7.500%, 06/15/07               3,350             737
        6.750%, 07/15/06               5,300           1,166
   Oncor Electric (B)
        7.000%, 09/01/22               1,010           1,025
   Progress Energy
        7.750%, 03/01/31                 400             436
        6.850%, 04/15/12               5,400           5,849
   PSE&G Energy Holdings
        8.500%, 06/15/11               3,575           2,753
   System Energy Resources
        7.430%, 01/15/11               1,673           1,819
   Virginia Electric & Power, Ser A
        5.750%, 03/31/06               2,400           2,586
                                                 -----------
                                                      84,912
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.4%
   Waste Management
        7.375%, 08/01/10               3,000           3,160
        7.125%, 12/15/17               9,980           9,880
        7.100%, 08/01/26               3,000           3,034
                                                 -----------
                                                      16,074
                                                 -----------
FINANCIAL SERVICES -- 5.3%
   Anadarko Finance, Ser B
        6.750%, 05/01/11               8,000           8,985
   Bear Stearns
        6.250%, 07/15/05                 960           1,039
   Citigroup
        7.250%, 10/01/10               4,715           5,404
        6.000%, 02/21/12 (I)           3,860           4,183
        5.750%, 05/10/06               3,925           4,253
        5.625%, 08/27/12               3,650           3,809


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loan MTN, Ser F
        6.380%, 10/08/02              $7,500      $    7,504
   Credit Suisse
        6.125%, 11/15/11               4,900           5,081
        5.750%, 04/15/07               4,800           5,116
   Devon Financing
        6.875%, 09/30/11               2,510           2,818
   Dryden Investor Trust (B)
        7.157%, 07/23/08               8,025           8,731
   Ford Motor Credit
        7.875%, 06/15/10              16,250          16,025
        7.600%, 08/01/05               6,000           6,032
        7.375%, 10/28/09                 500             476
        7.375%, 02/01/11               4,665           4,403
        6.875%, 02/01/06               8,700           8,563
        6.500%, 01/25/07               3,700           3,571
   Ford Motor Credit MTN
        9.140%, 12/30/14               1,000           1,016
   General Electric Capital MTN, Ser A
        7.375%, 01/19/10               1,015           1,186
        6.750%, 03/15/32              11,450          12,281
        6.000%, 06/15/12               2,135           2,300
   General Motors Acceptance
        8.000%, 11/01/31 (I)           6,975           6,761
        7.250%, 03/02/11               6,580           6,547
        7.150%, 06/15/15(G)           10,000           4,150
        6.875%, 09/15/11               8,000           7,798
        6.750%, 01/15/06               4,425           4,586
        6.125%, 09/15/06               1,520           1,544
   Goldman Sachs
        6.875%, 01/15/11               8,200           9,096
        5.700%, 09/01/12                 780             806
   Heller Financial MTN, Cl I
        7.125%, 09/28/04               1,200           1,315
   Household Finance
        8.000%, 07/15/10               4,195           4,335
        7.000%, 05/15/12               5,060           4,875
   JP Morgan Capital Trust II
        7.950%, 02/01/27                 700             717
   John Deere Capital
        6.000%, 02/15/09               2,450           2,680
   Lehman Brothers Holdings
        8.800%, 03/01/15               1,550           1,959
        8.750%, 03/15/05               1,545           1,752
        8.500%, 05/01/07               1,800           2,110
   Lehman Brothers Holdings MTN, Ser F
        7.500%, 09/01/06               3,025           3,411
   Merrill Lynch
        7.430%, 09/01/22               1,147           1,233
   Morgan Stanley Dean Witter
        6.750%, 04/15/11               4,500           4,920
   PHH MTN
        8.125%, 02/03/03               7,200           7,218


--------------------------------------------------------------------------------
74          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Prudential (B)
        6.375%, 07/23/06              $1,300      $    1,428
   Sears Roebuck Acceptance
        6.700%, 04/15/12                 735             779
   Secured Finance
        9.050%, 12/15/04               3,000           3,400
   Toyota Motor Credit
        5.500%, 12/15/08                 120             132
   Verizon Global Funding
        7.750%, 12/01/30                  50              50
                                                 -----------
                                                     196,378
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 2.4%
   Anheuser Busch
        6.500%, 05/01/42               5,640           6,434
        6.000%, 11/01/41               1,000           1,061
   Diageo Capital PLC
        6.625%, 06/24/04               3,000           3,229
   General Mills
        6.000%, 02/15/12               3,125           3,366
   Kellogg, Ser B
        6.600%, 04/01/11              12,350          14,117
   Kraft Foods
        5.625%, 11/01/11               2,860           3,091
   Nabisco
        7.550%, 06/15/15               5,850           7,422
        6.375%, 02/01/05 (A)           5,000           5,363
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29               4,120           4,934
   Philip Morris
        7.750%, 01/15/27               8,110           8,951
   Philip Morris Capital
        7.500%, 07/16/09               1,750           1,982
   RJ Reynolds Tobacco Holdings
        7.375%, 05/15/03               2,190           2,237
   RJ Reynolds Tobacco Holdings,
    Ser B
        7.875%, 05/15/09               4,810           5,225
        7.750%, 05/15/06               7,230           7,992
   Safeway
        5.800%, 08/15/12               1,385           1,455
   Sara Lee
        6.250%, 09/15/11               8,965          10,127
   Unilever Capital
        7.125%, 11/01/10               1,825           2,179
                                                 -----------
                                                      89,165
                                                 -----------
FORESTRY -- 0.5%
   Weyerhaeuser (B)
        7.375%, 03/15/32               4,570           4,921
        6.750%, 03/15/12              10,930          11,868
                                                 -----------
                                                      16,789
                                                 -----------


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
GAS/NATURAL GAS -- 0.7%
   El Paso (B) (I)
        7.875%, 06/15/12             $ 1,630      $    1,108
   El Paso Energy
        7.625%, 07/15/11               2,850           1,867
   El Paso MTN
        7.800%, 08/01/31               2,530           1,594
        7.750%, 01/15/32 (I)           5,700           3,648
   El Paso Natural Gas (B)
        8.375%, 06/15/32               3,390           2,758
   Kinder Morgan Energy
        7.750%, 03/15/32                 985           1,086
        7.300%, 08/15/33 (B)           1,850           1,934
   Williams Cos
        8.750%, 03/15/32 (B)           4,340           2,517
        7.875%, 09/01/21               1,625             910
        7.750%, 06/15/31               1,880           1,015
        6.500%, 08/01/06               5,000           3,200
        6.250%, 02/01/06               1,130             712
   Williams Cos, Ser A
        7.500%, 01/15/31               1,490             805
        6.750%, 01/15/06 (A)           2,000           1,290
   Yosemite Security Trust I (B) (H)
        8.250%, 11/15/04               2,539             419
                                                 -----------
                                                      24,863
                                                 -----------
INSURANCE -- 0.3%
   Loews
        7.625%, 06/01/23               2,550           2,614
        7.000%, 10/15/23                 850             866
   Metlife
        6.125%, 12/01/11                 710             760
   Zurich Capital Trust I (B)
        8.376%, 06/01/37               8,700           7,221
                                                 -----------
                                                      11,461
                                                 -----------
MANUFACTURING -- 0.5%
   Honeywell International
        6.125%, 11/01/11               2,150           2,348
   Tyco International
        7.000%, 06/15/28               3,140           2,402
        6.875%, 01/15/29               9,610           7,352
        6.375%, 10/15/11 (I)           7,650           6,273
        6.125%, 01/15/09                 300             247
                                                 -----------
                                                      18,622
                                                 -----------
MULTI-MEDIA -- 0.6%
   AOL Time Warner
        7.700%, 05/01/32 (I)           6,390           5,415
        7.625%, 04/15/31               2,000           1,667



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          75

STATEMENT OF NET ASSETS



Core Fixed Income Fund (Continued)

September 30, 2002
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   News America
        7.300%, 04/30/28              $3,920      $    3,579
        6.750%, 01/09/38               1,120           1,105
   News America Holdings
        8.150%, 10/17/36               5,500           5,342
   Time Warner
        9.150%, 02/01/23               2,900           2,690
        6.625%, 05/15/29               2,625           1,992
   Time Warner Entertainment
        8.375%, 03/15/23               2,000           1,876
                                                 -----------
                                                      23,666
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.3%
   Pitney Bowes Credit
        5.750%, 08/15/08               8,600           9,457
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.2%
   Georgia-Pacific
        9.875%, 11/01/21               4,975           4,030
        9.500%, 12/01/11               1,500           1,275
   Meadwestavaco
        6.850%, 04/01/12               3,340           3,629
                                                 -----------
                                                       8,934
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 1.3%
   Amerada Hess
        7.875%, 10/01/29               1,340           1,615
   Apache
        6.250%, 04/15/12               2,860           3,223
   BP Capital Markets
        4.625%, 05/27/05               1,970           2,080
   Coastal
        6.950%, 06/01/28               6,750           4,185
   Conoco
        6.950%, 04/15/29               6,985           7,893
   Conoco Funding
        7.250%, 10/15/31               2,180           2,583
        6.350%, 10/15/11               6,120           6,890
   Devon Energy
        7.950%, 04/15/32               2,375           2,853
   Texas East Transport
        7.000%, 07/15/32               1,450           1,533
   Tosco
        8.125%, 02/15/30               1,500           1,943
   Valero Energy
        7.500%, 04/15/32                 640             586
   Vastar Resources
        6.500%, 04/01/09               6,900           7,857
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07               5,000           3,750
                                                 -----------
                                                      46,991
                                                 -----------


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
RAILROADS -- 0.3%
   Burlington North Santa Fe
        7.290%, 06/01/36              $1,560      $    1,770
        6.125%, 03/15/09                  25              27
   CSX
        7.950%, 05/01/27                 600             731
   Consolidated Rail
        7.875%, 05/15/43                 670             801
   Union Pacific
        7.125%, 02/01/28               5,785           6,660
                                                 -----------
                                                       9,989
                                                 -----------
REAL ESTATE -- 0.3%
   EOP Operating
        7.000%, 07/15/11               3,460           3,853
   Security Capital Group MTN, Ser A
        7.750%, 11/15/03               6,625           7,022
                                                 -----------
                                                      10,875
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
   GE Capital Franchise MTN
        8.680%, 01/14/04               7,200           7,801
        6.860%, 06/15/07               1,850           2,132
                                                 -----------
                                                       9,933
                                                 -----------
REGIONAL AGENCIES -- 0.9%
   Quebec Province
        7.500%, 09/15/29                 659             852
   Quebec Province, Ser NN
        7.125%, 02/09/24               1,150           1,397
   United Mexican States
       11.500%, 05/15/26              17,570          22,138
        8.375%, 01/14/11                 775             816
   United Mexican States MTN, Ser A
        8.000%, 09/24/22               7,480           7,155
                                                 -----------
                                                      32,358
                                                 -----------
RETAIL -- 0.4%
   Duty Free International (F) (K)
        7.000%, 01/15/04               6,825           3,412
   Kohl's
        6.300%, 03/01/11                 665             744
   Sears Roebuck Acceptance
        7.000%, 06/01/32               1,580           1,568
   Target
        5.875%, 03/01/12               5,200           5,769
                                                 -----------
                                                      11,493
                                                 -----------





--------------------------------------------------------------------------------
76          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
SPECIAL PURPOSE ENTITY -- 0.1%
   Air 2 US (B)
        8.627%, 10/01/20             $ 1,500      $      757
        8.027%, 10/01/19               2,686           1,898
   Enron Clearing Trust II
   (B) (H) (K)
        7.375%, 05/15/06               2,022             404
   Marlin Water Trust II (B) (H)
        6.310%, 07/15/03               3,000             420
   Osprey Trust/Osprey I (B) (H)
        8.310%, 01/15/03               6,275           1,130
        7.797%, 01/15/03               4,000             720
                                                 -----------
                                                       5,329
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.8%
   AT&T Canada (D) (H)
        0.000%, 06/15/08               6,200             682
   Ameritech Capital
        6.250%, 05/18/09               2,165           2,286
   BellSouth (I)
        6.000%, 10/15/11               9,145           9,764
   British Telecommunications PLC (I)
        8.875%, 12/15/30               1,585           1,911
   COX Communications
        7.875%, 08/15/09                 750             772
   Citizens Communications
        8.500%, 05/15/06               1,220           1,171
        7.625%, 08/15/08 (B)           7,500           7,050
   France Telecom
       10.000%, 03/01/31 (B)           1,600           1,769
        9.250%, 03/01/11                 410             447
   Frontier (H)
        9.000%, 08/15/21               1,000              12
   Intermedia Communications,
    Ser B (H)
        8.600%, 06/01/08               2,775             541
   Qwest
        8.875%, 06/01/31               2,000           1,580
   Qwest Capital Funding
        7.750%, 02/15/31               4,500           1,800
        7.250%, 02/15/11               7,800           3,471
   SBC Communications
        5.875%, 02/01/12                 725             763
        5.875%, 08/15/12               2,220           2,333
   Sprint Capital
        8.375%, 03/15/12 (I)           5,730           4,005
        7.625%, 01/30/11               4,225           2,854
   TCI Communications
        6.375%, 05/01/03               1,540           1,519
   Verizon Global Funding
        7.750%, 06/15/32               4,075           4,068
        7.375%, 09/01/12                 600             632
        6.875%, 06/15/12              11,000          11,207
   Verizon, Ser A
        5.650%, 11/15/11               2,300           2,259


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Vodafone Group PLC
        7.750%, 02/15/10             $ 3,675      $    4,156
   WorldCom (H)
        8.250%, 05/15/31 (I)           6,555             787
        7.375%, 01/15/03 (B)           1,000             120
                                                 -----------
                                                      67,959
                                                 -----------
Total Corporate Obligations
   (Cost $976,995)                                   933,442
                                                 -----------

ASSET-BACKED SECURITIES -- 12.3%
AUTOMOTIVE -- 1.0%
   DaimlerChrysler Master Owner Trust,
     Ser 2002-A, Cl A (A)
        1.880%, 05/15/07               5,000           4,997
   DaimlerChrysler, Ser 2000-B,
    Cl A-3
        7.530%, 05/08/04               3,545           3,579
   Ford Credit, Ser 1999-C, Cl D
        8.000%, 11/15/04               1,600           1,604
   Ford Credit, Ser 2000-E, Cl A4
        6.740%, 06/15/04               9,262           9,450
   Ford Credit, Ser 2002-A,
    Cl A3B (A)
        1.943%, 01/15/06              17,380          17,391
                                                 -----------
                                                      37,021
                                                 -----------

CREDIT CARDS -- 0.4%
   Citibank Credit Card,
   Ser 2001-A5, Cl A5
        1.830%, 06/10/06              12,650          12,645
   Credit Card Merchant Voucher
   Receipt, Ser 1996-A, Cl A1
        6.250%, 12/01/03               1,239           1,239
                                                 -----------
                                                      13,884
                                                 -----------

MORTGAGE RELATED SECURITIES -- 10.6%
   ABS Home Equity Loan Trust,
     Ser 2001-HE3, Cl A1
        2.090%, 11/15/31              16,366          16,295
   ABSC Long Beach, Ser 2000-LB1,
     Cl AV (A)
        2.080%, 08/21/30               8,169           8,150
   AFC Home Equity, Ser 1998-1,
     Cl 1A2 (A)
        2.080%, 04/25/28                 884             881
   ARC Net Interest Margin Trust,
     Ser 2002-5A, Cl A,
        7.750%, 07/27/32               3,209           3,188
   Americredit Automobile, Ser 2002-A,
     Cl A3 (A)
        2.010%, 10/12/06              16,540          16,542



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          77

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Asset Securitization,
   Ser 1996-D2, Cl A1
        6.920%, 02/14/29             $ 6,905      $    7,556
   Associates Manufactures Housing Pass
     Thru, Ser 1999-1, Cl A (A)
        2.050%, 07/15/30               6,427           6,425
   Bankboston Home Equity Loan Trust,
     Ser 1998-2 Cl A5
        6.140%, 02/25/19               1,500           1,585
   Bear Stearns, Ser 2000-2, Cl AF3
        7.340%, 08/25/30               6,700           6,855
   Bear Stearns, Ser 2001-A, AI4
        6.820%, 02/15/31               2,900           3,168
   CSFB, Ser 2001-FL2A, Cl A (A)
        2.073%, 09/15/13              22,620          22,537
   Chase Manhattan Auto Owner Trust,
     Ser 2000-A, Cl A3
        6.210%, 12/15/04              14,990          15,240
   Conseco Finance, Ser 2001-1
        6.990%, 07/01/32               4,500           4,605
   Conseco Finance, Ser 2001-3, Cl A1 (A)
        1.950%, 05/01/33               1,520           1,519
   Contimortgage Home Equity Loan,
     Ser 1997-1, Cl A9
        7.050%, 03/15/28               1,142           1,203
   Contimortgage Home Equity Loan,
     Ser 1997-2, Cl A9
        7.090%, 04/15/28               2,005           2,054
   Contimortgage Home Equity Loan,
     Ser 1997-5, Cl A5
        6.630%, 12/15/20               2,500           2,542
   Contimortgage Home Equity Loan,
     Ser 1998-1, Cl A6
        6.580%, 12/15/18               1,015           1,039
   Credit Suisse, Ser 2001-lCCA,
     Cl D (A)
        4.960%, 12/05/13               2,800           2,802
   Criimi Mae Commercial Mortgage,
     Ser 1998-C1, Cl A2
        7.000%, 06/02/33              14,450          15,831
   Delta Funding Home Equity Loan,
     Ser 1997-3, Cl A6F
        6.860%, 10/25/28                 149             159
   DLJ Commercial Mortgage,
     Ser 1999-CG1, Cl A1B
        6.460%, 03/10/32               5,030           5,661
   DLJ Commercial Mortgage,
     Ser 1999-CG2, Cl A1B
        7.300%, 06/10/32               5,525           6,456
   EMC Mortgage Loan Trust,
     Ser 2002-AA,
     Cl A1 (A)
        2.280%, 05/25/39              13,531          13,560
   EQCC Trust, Ser 2002-1,
     Cl 2A (A)
        2.114%, 11/25/31               9,408           9,400


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3
        7.275%, 07/25/28             $ 1,003      $    1,031
   FFCA Secured Lending, Ser 1997-1,
     Cl IO (A)
        0.977%, 02/18/22              16,010             560
   FFCA Secured Lending,
     Ser 1999-1A, Cl IO (A)
        1.759%, 09/18/25              22,063           1,364
   FHLMC Structured Pass Through,
     Ser T-49, Cl AF1
        2.570%, 12/25/32              12,190          12,189
   First Union-Lehman Brothers,
     1997-C2, Cl IO (A)
        1.504%, 11/18/29               7,253             407
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A (A)
        2.030%, 05/20/31               1,015           1,008
   Fund America Investors,
     Ser 1993-A, Cl A2 (A)
        7.190%, 06/25/23               1,429           1,570
   GE Capital Mortgage Services,
     Ser 1994-7, Cl A15
        5.000%, 02/25/09               1,170           1,194
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27               5,274           5,577
   GMAC Commercial Mortgage
     Securities, Ser 1998-C1, Cl A2
        6.700%, 05/15/30               3,300           3,653
   GMAC Commercial Mortgage
     Securities IO,
     Ser 1998-C2, Cl X (A)
        0.789%, 05/15/35              23,765             769
   GMAC Commercial Mortgage
     Securities, Ser 1999-C2,
     Cl A2
        6.945%, 09/15/33                 100             115
   GS Mortgage Securities,
     Ser 1998-1, Cl A
        8.000%, 09/20/27                 704             783
   GS Mortgage Securities,
     Ser 1998-2, Cl A
        7.750%, 05/19/27                 651             686
   GS Mortgage Securities,
     Ser 1998-GLII, Cl A2
        6.562%, 04/13/31               4,100           4,547
   GS Mortgage Securities,
     Ser 1999-3, Cl A
        8.000%, 08/19/29               2,465           2,801
   Green Tree Financial,
     Ser 1993-4, Cl A5
        7.050%, 01/15/19               1,275           1,342
   Green Tree Financial,
     Ser 1994-2, Cl A4
        7.900%, 05/15/19                 234             236
   Green Tree Financial,
     Ser 1998-6, Cl A6
        6.270%, 07/01/21               1,300           1,350





--------------------------------------------------------------------------------
78          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Green Tree Recreational
     Equipment, Ser 1998-A,
     Cl A1H
        6.710%, 05/15/29             $ 1,158      $    1,248
   Green Tree Recreational
     Equipment, Ser 1997-D,
     Cl A1HE
        6.900%, 03/15/29               1,152           1,214
   IMPAC Commercial Holdings,
     Ser 1998-C1, Cl A1A
        6.060%, 08/20/30               1,920           2,030
   Independent National Mortgage,
     Ser 1995-U, Cl A3
        7.130%, 01/25/26               1,176           1,173
   Istarwood Asset Receivables
     Trust, Ser 2002-1A, Cl A1 (A)
        2.070%, 05/28/17              15,953          15,955
   JP Morgan Commercial Mortgage IO,
     Ser 1997-C5, Cl X (A)
        1.532%, 09/15/29               9,190             536
   Lehman Brothers, Ser 1998-C4,
     Cl A1B
        6.210%, 10/15/35               5,775           6,436
   Mellon Residential Funding,
     Ser 2001-HEIL , Cl A1 (A)
        1.967%, 01/25/08                 589             589
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28               7,940           8,631
   Merrill Lynch Mortgage Investors,
     Ser 2002-NC1, Cl A1 (A)
        2.134%, 05/25/33               3,270           3,260
   Metro, Ser 1998-A, Cl A4
        6.981%, 01/20/26               3,000           3,060
   Money Store Home Equity Trust,
     Ser 1997-D, Cl AF7
        6.485%, 12/15/38               2,342           2,441
   Money Store SBA Loan Trust,
     Ser 1999-
     1, Cl A (A)
        2.550%, 07/15/25               1,222           1,209
   Morgan Stanley Capital I,
     Ser 1998-HF2, Cl A2
        6.480%, 11/15/30               4,255           4,797
   Mortgage Capital, Ser
     1998-MC1, Cl A2
        6.663%, 03/18/30               5,475           6,188
   Nomura Asset Securities,
     Ser 1996-MD5,
     Cl A1B
        7.120%, 04/13/39               5,100           5,697
   Norwest Asset Securities,
     Ser 1998-29,
     Cl A5
        6.250%, 12/25/28               3,166           3,190
   Novastar Home, Ser 1998-2,
     Cl A2 (A)
        1.814%, 08/25/28               2,305           2,305
   Prudential Home Mortgage
     Securities,
     Ser 1993-40, Cl A6
        6.500%, 10/25/23               4,600           4,658


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Residential Accredit Loan, Ser 1997-QS8,
     Cl A10
        7.500%, 08/25/27             $ 2,899      $    2,980
   Residential Asset Mortgage,
     Ser 2002-RS5, Cl AI5
        5.410%, 09/25/32              15,000          14,999
   Residential Asset Securitization,
     Ser 1998-A5, Cl A5
        6.750%, 06/25/28              10,000          10,307
   Residential Funding Mortgage
     Securities I, Ser 1996-S14,
     Cl M1
        7.500%, 05/25/26               2,817           2,912
   Residential Funding Mortgage
     Securities I, Ser 1998-S13,
     Cl A21
        6.750%, 06/25/28               2,400           2,495
   Residential Funding Mortgage
     Securities I, Ser 1998-S9,
     Cl 1A1
        6.500%, 04/25/13               1,664           1,714
   Residential Funding Mortgage
     Securities,
     Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25              13,038          14,703
   Residential Funding Mortgage
     Securities I, Ser 2001-S22,
     Cl 2A1
        5.875%, 09/25/31               2,341           2,401
   Residential Funding Mortgage
     Securities, Ser 1997-HI3,
     Cl APB
        7.180%, 12/25/22                 488             518
   Saxon Asset Securities,
     Ser 1998-4, Cl AF6
        6.400%, 01/25/30               3,828           4,034
   Saxon Asset Securities,
     Ser 1999-1, Cl AF6
        6.350%, 02/25/29               7,518           7,883
   UCFC Home Equity Loan,
     Ser 1997-D, Cl A8 (A)
        2.040%, 12/15/27                 909             906
   Wells Fargo, Ser 2002-A,
     Cl A3
        5.900%, 03/25/32              15,000          15,286
   Wells Fargo, Ser 2002-D,
     Cl 1A2 (A)
        5.781%, 08/25/32              12,877          13,147
   World Omni Auto, Ser 2001-A,
     Cl A3
        5.300%, 02/20/05               7,306           7,438
                                                 -----------
                                                     392,775
                                                 -----------
OTHER ASSET-BACKED SECURITIES -- 0.3%
   Embarcadero Aircraft, Ser 2000-A,
     Cl A1 (A)
        2.300%, 08/15/25               7,500           5,775
   Tobacco Settlement, Ser 2001-A,
     Cl A
        6.360%, 05/15/25               3,549           3,668
                                                 -----------
                                                       9,443
                                                 -----------
Total Asset-Backed Securities
   (Cost $450,850)                                   453,123
                                                 -----------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          79

STATEMENT OF NET ASSETS


Core Fixed Income Fund (Concluded)

September 30, 2002
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BOND -- 0.1%
   Los Angeles County, California
   Taxable Pension Obligation,
   Ser D, RB,
     MBIA (G)
        7.725%, 06/30/10             $ 3,850      $    2,705
                                                 ------------
Total Municipal Bond
   (Cost $2,140)                                       2,705
                                                 ------------

COMMERCIAL PAPER -- 3.0%
   DaimlerChrysler
        1.980%, 10/18/02              10,000           9,992
   Ford Motor Credit
        2.020%, 10/10/02              26,160          26,147
   General Electric Capital
        1.750%, 10/22/02              27,900          27,871
   General Motors Acceptance
        2.020%, 10/09/02              19,000          18,992
   National Rural
        1.760%, 10/24/02              28,700          28,667
                                                 ------------
Total Commercial Paper
   (Cost $111,668)                                   111,669
                                                 ------------

CASH EQUIVALENT -- 0.4%
   Fidelity Institutional
   Domestic Portfolio -Cl I       14,047,262          14,047
                                                 ------------
Total Cash Equivalent
   (Cost $14,047)                                     14,047
                                                 ------------

REPURCHASE AGREEMENTS -- 10.9%
   ABN Amro
     1.900%, dated 09/30/02, matures
     10/01/02, repurchase price
     $217,747,105 (collateralized by
     U.S. Government Agency obligations,
     total market value:
     $222,090,806)                   217,736         217,736
   Merrill Lynch
     1.890%, dated 09/30/02, matures
     10/01/02, repurchase price
     $183,009,608 (collateralized by
     U.S. Government Agency obligations,
     total market value:
     $186,660,318)                   183,000         183,000
                                                 ------------
Total Repurchase Agreements
   (Cost $400,736)                                   400,736
                                                 ------------
Total Investments -- 115.6%
   (Cost $4,193,961)                               4,267,051
                                                 ------------


--------------------------------------------------------------------------------
                                                Market Value
Description                        Contracts   ($ Thousands)
--------------------------------------------------------------------------------

WRITTEN OPTIONS -- (0.1)%
   December 2002 Five Year Treasury
     Note Put, Expires 11/23/02,
     Strike Price $111.50               (174)     $      (63)
   December 2002 Long Bond Future
     Call, Expires 11/23/02, Strike
     Price $108                         (259)         (1,748)
   December 2002 Long Bond Future Call,
     Expires 11/23/02, Strike
     Price $118                         (299)           (313)
   December 2002 Ten Year Treasury
     Note Call, Expires 11/23/02,
     Strike Price $110                  (103)           (631)
   December 2002 Ten Year Treasury
     Note Call, Expires 11/23/02,
     Strike Price $113                  (354)         (1,256)
   December 2002 Ten Year Treasury
     Note Put, Expires 11/23/02,
     Strike Price $110                  (103)            (24)
   December 2002 Ten Year Treasury
     Note Put, Expires 11/23/02,
     Strike Price $111                  (482)           (158)
   March 2003 Ten Year Treasury
     Note Put, Expires 02/22/03,
     Strike Price $112                  (338)           (533)
                                                 ------------
Total Written Options
   (Premium $(2,529))                                 (4,726)
                                                 ------------

OTHER ASSETS AND LIABILITIES, NET:
Collateral Received on Securities Lent               485,485
Payable upon Return on Securities Lent              (485,485)
Investment Advisory Fees Payable                        (729)
Management Fees Payable                                 (847)
Shareholder Servicing Fees Payable                      (171)
Payable for Investments Securities Purchased        (661,731)
Administration Servicing Fees                             (1)
Other Assets and Liabilities                          92,368
                                                 ------------
Total Other Assets & Liabilities, Net -- (15.5)%    (571,111)
                                                 ------------



--------------------------------------------------------------------------------
80          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par
   value) based on
   345,447,823 outstanding shares
   of beneficial interest                        $ 3,568,030
Paid-in-Capital -- Class I
   (unlimited authorization -- no par
   value) based on
   400,051 outstanding shares
   of beneficial interest                              4,166
Distributions in excess of net investment income      (9,908)
Accumulated net realized gain on investments          63,348
Net unrealized appreciation on investments
   and option contracts                               70,893
Net unrealized depreciation on futures contracts      (5,315)
                                                 ------------
Total Net Assets -- 100.0%                       $ 3,691,214
                                                 ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.67
                                                 ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $10.67
                                                 ============

(A) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2002.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.
(C) Securities have been pledged as collateral on open futures contracts.
(D) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on September 30, 2002. The coupon on a step bond changes on a specified date.
(E) Treasury Inflation Index Notes
(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of September 30, 2002 was $3,412,500.
(G) Zero-coupon security. Rate shown is the effective yield at the date of purchase.
(H) In default on interest payments.
(I) This security or a partial position of this security is on loan at September 30, 2002 (see Note 10). The total value of securities on loan at September 30, 2002 was $457,981,773.
(J) Rate reported is the effective yield at time of purchase.
(K) Securities considered illiquid. The total value of such securities as of September 30, 2002 was $3,816,900.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FFCA -- Federal Farm Credit Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
Ser -- Series
PLC -- Public Limited Company
RB -- Revenue Bond
STRIPS -- Separate Trading of Registered Interest and Principal of Securities TBA -- To Be Announced
TVA -- Tennessee Valley Authority


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          81

STATEMENT OF NET ASSETS


High Yield Bond Fund


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 95.9%
AEROSPACE & DEFENSE -- 0.2%
   Alliant Techsystems
        8.500%, 05/15/11              $1,330        $  1,413
                                                    --------
APPAREL/TEXTILES -- 1.8%
   Interface, Ser B
        9.500%, 11/15/05                 805             786
   Phillips Van-Heusen
        9.500%, 05/01/08               1,665           1,698
   Russell (A)
        9.250%, 05/01/10               1,550           1,597
   Tommy Hilfiger
        6.850%, 06/01/08                 700             651
        6.500%, 06/01/03               2,475           2,481
   William Carter, Ser B
       10.875%, 08/15/11               5,375           5,919
                                                    --------
                                                      13,132
                                                    --------

AUTOMOTIVE -- 4.8%
   Advance Stores, Ser B
       10.250%, 04/15/08               2,300           2,432
   Asbury Automotive Group
        9.000%, 06/15/12               1,750           1,575
   Autonation
        9.000%, 08/01/08               2,500           2,562
   Collins & Aikman Products
       10.750%, 12/31/11               3,375           3,223
   CSK Auto
       12.000%, 06/15/06               2,210           2,340
   Dana (A)
       10.125%, 03/15/10               1,000             975
   Diamond Triumph Auto
        9.250%, 04/01/08               2,000           1,880
   Dura Operating, Ser D
        9.000%, 05/01/09               5,805           5,355
   Lear, Ser B
        8.110%, 05/15/09               2,600           2,691
        7.960%, 05/15/05               1,930           1,988
   Metaldyne (A)
       11.000%, 06/15/12               2,650           2,279
   Sonic Automotive, Ser D
       11.000%, 08/01/08               1,675           1,734
   United Auto (A)
        9.625%, 03/15/12               6,850           6,919
                                                    --------
                                                      35,953
                                                    --------
BANKS -- 0.1%
   Sovereign Bancorp
        8.625%, 03/15/04                 750             782
                                                    --------


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 1.3%
   Armkel LLC
        9.500%, 08/15/09              $5,500       $   5,802
   Chattem, Ser B
        8.875%, 04/01/08               2,000           2,015
   Elizabeth Arden, Ser B
       11.750%, 02/01/11                 600             613
   Playtex Products
        9.375%, 06/01/11               1,000           1,068
                                                    --------
                                                       9,498
                                                    --------

BROADCASTING, TELEVISION & RADIO -- 8.9%
   Allbritton Communications, Ser B
        9.750%, 11/30/07               2,000           2,060
        8.875%, 02/01/08                 750             765
   CSC Holdings
        9.875%, 02/15/13               3,700           2,867
   CSC Holdings, Ser B
        8.125%, 08/15/09                 500             410
        7.625%, 04/01/11               1,250             994
   Charter Communications Holdings
       12.910%, 01/15/11 (B)           1,750             612
       11.290%, 05/15/11 (B)             900             315
       11.125%, 01/15/11                 100              63
       10.750%, 10/01/09               1,700           1,071
       10.250%, 01/15/10               2,750           1,705
       10.000%, 05/15/11               1,050             640
   Charter Communications
     Holdings LLC
        9.625%, 11/15/09               1,000             610
   Corus Entertainment
        8.750%, 03/01/12               2,400           2,442
   Cumulus Media
       10.375%, 07/01/08               3,000           3,165
   Emmis Communications, Ser B
        8.125%, 03/15/09               2,500           2,537
   Entercom Radio
        7.625%, 03/01/14                 700             728
   Entravision Communications
        8.125%, 03/15/09               2,820           2,876
   Gray Television
        9.250%, 12/15/11               1,750           1,785
   Insight Communications (B)
       19.840%, 02/15/11               2,525             922
   Lamar Media
        9.625%, 12/01/06               1,200           1,242
        8.625%, 09/15/07               1,500           1,552
   Lin Holdings (B)
        9.180%, 03/01/08               4,210           4,158
   Lin Television
        8.375%, 03/01/08               2,500           2,563




--------------------------------------------------------------------------------
82          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lodgenet Entertainment
       10.250%, 12/15/06              $2,225      $    2,114
   Mediacom LLC
        9.500%, 01/15/13               2,000           1,630
   Nextmedia Operating
       10.750%, 07/01/11               4,500           4,410
   Panamsat (A)
        8.750%, 02/01/12               2,800           2,240
   Paxson
       20.250%, 01/15/09 (B)           1,000             440
       10.750%, 07/15/08               1,000             790
   Radio One, Ser B
        8.875%, 07/01/11               1,500           1,568
   Salem Communications Holding,
     Ser B
        9.000%, 07/01/11               3,140           3,234
   Salem Communications, Ser B
        9.500%, 10/01/07               2,180           2,245
   Sinclair Broadcast Group
        9.000%, 07/15/07               2,250           2,318
        8.750%, 12/15/07                 951             975
        8.750%, 12/15/11               2,725           2,814
        8.000%, 03/15/12               1,000           1,005
   Spanish Broadcasting
        9.625%, 11/01/09               2,210           2,254
   Susquehanna Media
        8.500%, 05/15/09               1,350           1,364
   Young Broadcasting
       10.000%, 03/01/11                 255             229
        8.500%, 12/15/08                 500             501
                                                    --------
                                                      66,213
                                                    --------
BUILDING & CONSTRUCTION -- 4.5%
   Ainsworth Lumber*
       12.500%, 07/15/07               3,200           3,296
   Associated Materials (A)
        9.750%, 04/15/12               2,000           2,050
   Beazer Homes USA
        8.375%, 04/15/12               1,000           1,000
   DR Horton
       10.500%, 04/01/05                 400             420
        9.750%, 09/15/10                 325             319
        9.375%, 03/15/11                 325             313
   Dayton Superior
       13.000%, 06/15/09                 375             319
   Integrated Electrical Services,
     Ser B
        9.375%, 02/01/09                 750             666
   Integrated Electrical Services,
     Ser C
        9.375%, 02/01/09               1,280           1,136
   K. Hovnanian
        9.125%, 05/01/09                 750             724
        8.875%, 04/01/12               2,000           1,780
   KB Home
        9.500%, 02/15/11               2,000           2,030


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lennar, Ser B
        9.950%, 05/01/10              $1,500       $   1,627
   Meritage
        9.750%, 06/01/11               2,100           2,105
   NVR
        8.000%, 06/01/05               1,000           1,019
   Nortek, Ser B
        9.875%, 06/15/11               3,700           3,589
   Schuler Homes
       10.500%, 07/15/11               3,875           3,875
   Standard Pacific
        9.500%, 09/15/10                 590             596
        8.500%, 04/01/09               2,400           2,334
   Toll
        8.250%, 02/01/11               2,950           2,906
        8.125%, 02/01/09               1,000             985
                                                    --------
                                                      33,089
                                                    --------
CHEMICALS -- 2.0%
   Airgas
        9.125%, 10/01/11               2,500           2,653
   Huntsman ICI Chemicals
       10.125%, 07/01/09               2,750           2,283
   Huntsman International LLC (A)
        9.875%, 03/01/09                 275             275
   Lyondell Chemical
       11.125%, 07/15/12               2,400           2,304
       10.875%, 05/01/09               1,725           1,367
   Om Group
        9.250%, 12/15/11               2,775           2,733
   Scotts
        8.625%, 01/15/09               2,000           2,080
   Texas Petrochemical, Ser B
       11.125%, 07/01/06               2,400           1,440
                                                    --------
                                                      15,135
                                                    --------
COMMERCIAL SERVICES -- 3.1%
   Coinmach
        9.000%, 02/01/10               4,825           4,982
   Foamex
        9.875%, 06/15/07               3,500           2,677
   Iron Mountain
        9.125%, 07/15/07                 450             457
        8.750%, 09/30/09               2,170           2,181
        8.625%, 04/01/13               2,000           2,000
        8.125%, 05/15/08               1,750           1,724
   MDP Acquisitions PLC (A)
        9.625%, 10/01/12               2,000           1,975
   Stewart
       10.750%, 07/01/08               2,150           2,354
   Transdigm
       10.375%, 12/01/08                 475             487



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          83

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Travelcenters of America
       12.750%, 05/01/09              $2,500       $   2,594
   URS, Ser B
       12.250%, 05/01/09               1,650           1,353
                                                    --------
                                                      22,784
                                                    --------
COMPUTERS & SERVICES -- 0.1%
   General Binding
        9.375%, 06/01/08               1,000             874
   Rhythms Netconnections (C) (F)
       12.750%, 04/15/09                 243               6
                                                    --------
                                                         880
                                                    --------
CONTAINERS & PACKAGING -- 2.2%
   Berry Plastics
       10.750%, 07/15/12               2,050           2,111
   Graphic Package
        8.625%, 02/15/12               1,000           1,005
   Norampac
        9.500%, 02/01/08               1,875           2,006
   Owens-Brockway Glass
        8.875%, 02/15/09               1,500           1,508
   Plaint
       13.000%, 06/01/10                 800             760
   Plastipak Holdings
       10.750%, 09/01/11                 500             530
       10.750%, 09/01/11 (A)             500             530
   Riverwood International
       10.875%, 04/01/08                 500             500
   Silgan Holdings
        9.000%, 06/01/09               1,530           1,580
        9.000%, 06/01/09 (A)           1,250           1,291
   Stone Container
       11.500%, 08/15/06 (A)             400             418
        9.750%, 02/01/11               1,000           1,040
        8.375%, 07/01/12 (A)           3,010           2,995
                                                    --------
                                                      16,274
                                                    --------
DIVERSIFIED OPERATIONS -- 0.9%
   Buhrmann US
       12.250%, 11/01/09               4,100           4,120
   Grey Wolf
        8.875%, 07/01/07               1,000           1,020
   SCG Holding
       12.000%, 08/01/09               3,150           1,197
                                                    --------
                                                       6,337
                                                    --------
DRUGS -- 1.1%
   Aaipharma
       11.000%, 04/01/10               5,010           4,284
   Biovail
        7.875%, 04/01/10               1,000             990


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   NBTY, Ser B
        8.625%, 09/15/07              $1,750        $  1,759
   Omnicare, Ser B
        8.125%, 03/15/11               1,000           1,042
                                                    --------
                                                       8,075
                                                    --------

ELECTRICAL SERVICES -- 1.7%
   BRL Universal Equipment
        8.875%, 02/15/08               1,000           1,020
   Calpine
        8.500%, 02/15/11               3,000           1,230
   Calpine Canada Energy
        8.500%, 05/01/08                 150              61
   CMS Energy
        9.875%, 10/15/07                 600             492
   Flextronics International
        9.875%, 07/01/10               5,565           5,537
   Juno Lighting
       11.875%, 07/01/09                 925             948
   Mirant Americas
        8.300%, 05/01/11               2,250           1,148
   UCAR Finance
       10.250%, 02/15/12               2,000           1,900
                                                    --------
                                                      12,336
                                                    --------
ENTERTAINMENT -- 8.7%
   Alliance Atlantis Communications
       13.000%, 12/15/09               2,290           2,427
   Alliance Gaming, Ser B
       10.000%, 08/01/07               2,317           2,398
   Argosy Gaming
       10.750%, 06/01/09               3,905           4,256
        9.000%, 09/01/11               2,975           3,087
   Bally Total Fitness Holding, Ser D
        9.875%, 10/15/07               2,520           2,315
   Hasbro
        8.500%, 03/15/06               2,360           2,407
   Horseshoe Gaming Holdings, Ser B
        8.625%, 05/15/09               3,000           3,135
   Intrawest
       10.500%, 02/01/10               3,500           3,570
       10.500%, 02/01/10 (A)           1,000           1,020
        9.750%, 08/15/08               1,250           1,250
   Isle of Capri Casinos
        9.000%, 03/15/12               3,800           3,904
        8.750%, 04/15/09               2,205           2,238
   Jacobs Entertainment (A)
       11.875%, 02/01/09               2,900           2,994
   Kerzner International
        8.875%, 08/15/11                 325             326
        8.875%, 08/15/11 (A)           2,600           2,607



--------------------------------------------------------------------------------
84          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   MGM Mirage
        8.500%, 09/15/10              $  150      $      160
        8.375%, 02/01/11               1,000           1,035
   Mohegan Tribal Gaming
        8.750%, 01/01/09               1,000           1,043
        8.000%, 04/01/12               1,000           1,025
   Penn National Gaming
        8.875%, 03/15/10                 710             714
   Penn National Gaming, Ser B
       11.125%, 03/01/08               6,045           6,498
   Pinnacle Entertainment, Ser B
        9.500%, 08/01/07                 425             378
        9.250%, 02/15/07               3,750           3,263
   Royal Caribbean Cruises
        8.750%, 02/02/11               2,810           2,403
   Six Flags
        9.750%, 06/15/07               2,315           2,026
        9.500%, 02/01/09               1,000             855
        8.875%, 02/01/10               1,000             820
   Town Sports International, Ser B
        9.750%, 10/15/04               3,500           3,539
   Vail Resorts
        8.750%, 05/15/09               1,500           1,530
   Wheeling Island
       10.125%, 12/15/09               1,500           1,530
                                                    --------
                                                      64,753
                                                    --------
ENVIRONMENTAL SERVICES -- 1.6%
   Allied Waste North America, Ser B
       10.000%, 08/01/09               5,200           4,784
        8.875%, 04/01/08                 925             897
        8.500%, 12/01/08               1,000             950
        7.875%, 01/01/09               1,570           1,460
   Lesi (A)
       10.250%, 06/15/12               1,800           1,728
   Synargo Technology
        9.500%, 04/01/09               2,000           2,070
                                                    --------
                                                      11,889
                                                    --------
FINANCIAL SERVICES -- 1.9%
   Acme Intermed Holdings, Ser B (B)
       17.700%, 09/30/05               1,500           1,307
   Labrache
       12.000%, 03/02/07               1,775           1,899
   Nexstar Finance LLC
       12.000%, 04/01/08               1,900           2,009
   Sovereign Bancorp
       10.500%, 11/15/06               1,500           1,665
   Williams Scotsman
        9.875%, 06/01/07               3,675           3,124


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Yell Finance
       13.210%, 08/01/11 (B)          $3,600        $  2,196
       10.750%, 08/01/11               2,000           2,005
                                                    --------
                                                      14,205
                                                    --------

FOOD, BEVERAGE & TOBACCO -- 2.9%
   American Seafood Group LLC (A)
       10.125%, 04/15/10               2,100           2,084
   Burns Philp (A)
        9.750%, 07/15/12               2,900           2,878
   Carrols
        9.500%, 12/01/08               1,000             925
   Constellation Brands, Ser B
        8.125%, 01/15/12               2,000           2,040
   Cott Beverages
        8.000%, 12/15/11               1,000           1,025
   Del Montes, Ser B
        9.250%, 05/15/11               1,000           1,000
   Nash Finch, Ser B
        8.500%, 05/01/08               3,250           2,730
   National Wine & Spirits
       10.125%, 01/15/09               1,700           1,611
   New World Pasta
        9.250%, 02/15/09                 500             473
   Premier International Foods PLC
       12.000%, 09/01/09               1,800           1,917
   Stater Brother Holdings
       10.750%, 08/15/06               2,000           2,000
   Winn-Dixie Stores
        8.875%, 04/01/08               3,350           3,283
                                                    --------
                                                      21,966
                                                    --------
GAS/NATURAL GAS -- 0.5%
   Plains (A)
        7.750%, 10/15/12               1,800           1,818
   Western Gas Resources
       10.000%, 06/15/09               2,100           2,205
                                                    --------
                                                       4,023
                                                    --------
HOTELS & LODGING -- 5.2%
   Ameristar Casinos
       10.750%, 02/15/09               2,460           2,700
   Aztar
        9.000%, 08/15/11               6,485           6,647
        8.875%, 05/15/07               2,000           2,030
   Boyd Gaming
        9.500%, 07/15/07               2,150           2,225
        8.750%, 04/15/12               1,250           1,300



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          85

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Chumash Casino & Resort (A)
        9.000%, 07/15/10              $1,500      $    1,549
   Circus & Eldor
       10.125%, 03/01/12               2,000           1,985
   Coast Hotels & Casinos
        9.500%, 04/01/09                 500             523
   Extended Stay America
        9.875%, 06/15/11               5,000           4,825
   Harrahs Operating
        7.875%, 12/15/05               1,000           1,058
   Herbst Gaming, Ser B
       10.750%, 09/01/08               3,925           4,062
   Hollywood Casino
       11.250%, 05/01/07                 942           1,022
   John Q Hammons Hotels, Ser B
        8.875%, 05/15/12               1,000             963
   Mandalay Resort Group
        9.250%, 12/01/05               2,700           2,808
   Park Place Entertainment
        9.375%, 02/15/07                 850             901
   Prime Hospitality, Ser B
        8.375%, 05/01/12                 300             285
   Station Casinos
        9.875%, 07/01/10               1,700           1,823
        9.750%, 04/15/07                 851             882
   Venetian Casino (A)
       11.000%, 06/15/10               1,500           1,470
                                                    --------
                                                      39,058
                                                    --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.7%
   Collins & Aikman Floorcovering (A)
        9.750%, 02/15/10               1,350           1,370
   Interface
       10.375%, 02/01/10               1,315           1,327
   Salton
       12.250%, 04/15/08               5,000           4,700
       10.750%, 12/15/05                 500             460
   Sealy Mattress, Ser B
       13.670%, 12/15/07 (B)             400             340
        9.875%, 12/15/07                 575             495
   Simmons, Ser B
       10.250%, 03/15/09               3,805           3,995
                                                    --------
                                                      12,687
                                                    --------

INSURANCE -- 0.2%
   Willis Corroon
        9.000%, 02/01/09               1,600           1,652
                                                    --------

LEASING & RENTING -- 1.7%
   Avis
       11.000%, 05/01/09                 750             811


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Rent-A-Center, Ser D
       11.000%, 08/15/08              $3,000        $  3,187
   United Rentals, Ser B
       10.750%, 04/15/08               2,475           2,364
        9.500%, 06/01/08               2,320           1,960
        9.250%, 01/15/09               1,500           1,245
   Universal Compression (B)
        9.190%, 02/15/08               2,900           2,871
                                                    --------
                                                      12,438
                                                    --------
MACHINERY -- 2.3%
   Fisher Scientific International
        9.000%, 02/01/08               3,830           3,935
        8.125%, 05/01/12               1,525           1,548
        7.125%, 12/15/05                 500             501
   Joy Global, Ser B
        8.750%, 03/15/12               1,000           1,010
   Lone Star Technologies, Ser B
        9.000%, 06/01/11               2,085           1,835
   Manitowoc (A)
       10.500%, 08/01/12               1,790           1,871
   NMGH Holding
       10.000%, 05/15/09               1,000           1,010
   Resolution Performance
       13.500%, 11/15/10               3,000           3,315
   Terex
        9.250%, 07/15/11               1,000             975
   Terex, Ser B
       10.375%, 04/01/11               1,050           1,060
                                                    --------
                                                      17,060
                                                    --------
MARINE TRANSPORTATION -- 0.5%
   Gulfmark Offshore
        8.750%, 06/01/08                 650             660
   Hornbeck-Leevac
       10.625%, 08/01/08               2,725           2,847
                                                    --------
                                                       3,507
                                                    --------
MEDICAL PRODUCTS & SERVICES -- 7.1%
   Advanced Medical Optics
        9.250%, 07/15/10                 800             784
   Alaris Medical Systems
        9.750%, 12/01/06                 500             479
   Alliance Imaging
       10.375%, 04/15/11               2,500           2,650
   Amerisource Bergen
        8.125%, 09/01/08               4,000           4,190
   Beverly Enterprises
        9.000%, 02/15/06               1,895           1,582
   Bio-Rad Labs
       11.625%, 02/15/07               2,500           2,775


--------------------------------------------------------------------------------
86          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Concentra Operating
       13.000%, 08/15/09              $2,175      $    2,284
   Extendicare Health Services
        9.350%, 12/15/07               2,220           2,001
   Hanger Orthopedic Group
       11.250%, 06/15/09               1,500           1,552
       10.375%, 02/15/09               2,090           2,205
   Hca
        6.300%, 10/01/12               2,000           1,977
   Healthsouth
       10.750%, 10/01/08               1,825           1,250
        7.625%, 06/01/12 (A)           1,000             695
   Icon Health & Fitness (A)
       11.250%, 04/01/12                 750             727
   Insight Health Services, Ser B
        9.875%, 11/01/11               3,025           2,919
   Kinectic Concepts, Ser B
        9.625%, 11/01/07               2,000           1,900
   Magellan Health Services
        9.000%, 02/15/08                 775             171
   Medquest (A)
       11.875%, 08/15/12               4,500           4,455
   Rotech Healthcare (A)
        9.500%, 04/01/12               1,210           1,134
   Select Medical
        9.500%, 06/15/09               3,415           3,415
   Sybron Dental (A)
        8.125%, 06/15/12               1,850           1,836
   Triad Hospitals Holdings, Ser B
       11.000%, 05/15/09               4,170           4,577
   Vicar Operating
        9.875%, 12/01/09               7,225           7,731
                                                    --------
                                                      53,289
                                                    --------
METALS -- 2.0%
   Foamex (A)
       10.750%, 04/01/09               5,125           4,612
   Jarden (A)
        9.750%, 05/01/12               4,350           4,307
   Jorgensen Earle
        9.750%, 06/01/12               1,000             975
   Oregon Steel Mills (A)
       10.000%, 07/15/09               1,800           1,800
   Trimas (A)
        9.875%, 06/15/12               3,500           3,430
                                                    --------
                                                      15,124
                                                    --------

PETROLEUM & FUEL PRODUCTS -- 5.7%
   Belden & Blake, Ser B
        9.875%, 06/15/07               2,455           2,038
   Chesapeake Energy
        9.000%, 08/15/12 (A)             750             771
        8.125%, 04/01/11               3,000           3,000


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Clark R&M
        8.875%, 11/15/07               $ 485      $      412
   Compton Petroleum (A)
        9.900%, 05/15/09               4,225           4,309
   Denbury Management
        9.000%, 03/01/08               3,200           3,200
   Dunbury Resources, Ser B
        9.000%, 03/01/08                 275             275
   Encore Acquisition (A)
        8.375%, 06/15/12               2,000           2,020
   Giant Industries
       11.000%, 05/15/12                 700             490
   Key Energy Services, Ser B
       14.000%, 01/15/09                 785             907
   Key Energy Services, Ser C
        8.375%, 03/01/08                 900             936
   Magnum Hunter
        9.600%, 03/15/12               1,250           1,300
   Mission Resources, Ser C
       10.875%, 04/01/07               1,100             759
   Newfield Exploration
        8.375%, 08/15/12                 750             795
   Nuevo Energy, Ser B
        9.500%, 06/01/08               1,995           1,980
   Parker Drilling, Ser B
       10.125%, 11/15/09               1,550           1,488
   Parker Drilling, Ser D
        9.750%, 11/15/06                 350             329
   Pennzoil-Quaker
       10.000%, 11/01/08               2,650           3,137
   Plains Exploration &
     Production (A)
        8.750%, 07/01/12                 500             500
   Pride International
        9.375%, 05/01/07               1,000           1,045
   Sesi LLC
        8.875%, 05/15/11               2,000           2,015
   Stone Energy
        8.250%, 12/15/11               3,200           3,280
   Swift Energy
       10.250%, 08/01/09               2,350           2,350
        9.375%, 05/01/12                 250             241
   Vintage Petroleum
        8.250%, 05/01/12               1,825           1,861
   Westport Resources
        8.250%, 11/01/11               3,000           3,090
                                                    --------
                                                      42,528
                                                    --------
PRINTING & PUBLISHING -- 2.1%
   American Media Operation, Ser B
       10.250%, 05/01/09               5,250           5,434
   Canwest Media
       10.625%, 05/15/11               4,350           4,535



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          87

STATEMENT OF NET ASSETS

September 30, 2002
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hollinger International Publishing
        9.250%, 03/15/07              $1,500      $    1,522
   Quebecor Media
       11.125%, 07/15/11               2,550           2,040
   Vertis (A)
       10.875%, 06/15/09               2,000           2,000
                                                    --------
                                                      15,531
                                                    --------
REAL ESTATE -- 1.0%
   CB Richard Ellis Service
       11.250%, 06/15/11               3,650           3,230
   Corrections (A)
        9.875%, 05/01/09               1,500           1,551
   LNR Property
       10.500%, 01/15/09               2,500           2,550
   WCI Communities
       10.625%, 02/15/11                 325             316
                                                    --------
                                                       7,647
                                                    --------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
   Host Marriott LP, Ser E
        8.375%, 02/15/06               3,000           2,895
   Meristar Hospitality
       10.500%, 06/15/09               1,025             994
        9.000%, 01/15/08               2,000           1,810
   RFS Partnership
        9.750%, 03/01/12               2,400           2,376
                                                    --------
                                                       8,075
                                                    --------
RETAIL -- 6.9%
   Amerigas Partner
        8.875%, 05/20/11               2,300           2,369
   Buffets (A)
       11.250%, 07/15/10               2,250           2,295
   Cole National Group
        8.875%, 05/15/12               1,580           1,517
        8.625%, 08/15/07               1,470           1,411
   Gap
       10.550%, 12/15/08               3,000           3,011
   Great Atlantic & Pacific Tea
        9.125%, 12/15/11               1,800           1,332
   Hollywood Entertainment, Ser B
       10.625%, 08/15/04               6,995           6,960
   Home Interior & Gifts
       10.125%, 06/01/08               2,225           2,025
   Ingles Markets
        8.875%, 12/01/11                 250             228
   JC Penney
        7.600%, 04/01/07               2,305           2,224
   Jack In the Box
        8.375%, 04/15/08               1,905           1,895


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Jo-Ann Stores
       10.375%, 05/01/07              $1,000        $  1,031
   Michaels Stores
        9.250%, 07/01/09               5,000           5,313
   Mothers Work
       11.250%, 08/01/10               1,340           1,367
   Nebraska Book
        8.750%, 02/15/08               2,350           2,303
   Petco Animal Supplies
       10.750%, 11/01/11               6,325           6,799
   R.H. Donnelly
        9.125%, 06/01/08                 800             840
   Rite Aid
        7.125%, 01/15/07               3,500           2,363
   Sbarro
       11.000%, 09/15/09                 375             341
   Tuesday Morning, Ser B
       11.000%, 12/15/07               2,550           2,604
   Yum! Brands
        8.875%, 04/15/11               2,400           2,616
        7.700%, 07/01/12                 500             518
                                                    --------
                                                      51,362
                                                    --------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.4%
   Amkor Technologies
       10.500%, 05/01/09               2,790           1,284
        9.250%, 02/15/08               1,750           1,199
   Fairchild Semiconductor
       10.500%, 02/01/09               3,425           3,562
   L-3 Communications (A)
        7.625%, 06/15/12               2,605           2,696
   Stoneridge
       11.500%, 05/01/12               1,965           2,004
                                                    --------
                                                      10,745
                                                    --------
SPECIAL PURPOSE ACQUISITION -- 1.0%
   Advance Holding, Ser B (B)
        7.560%, 04/15/09               3,650           3,695
   Peabody Energy, Ser B
        9.625%, 05/15/08               3,512           3,679
        8.875%, 05/15/08                 184             192
                                                    --------
                                                       7,566
                                                    --------

SPECIAL PURPOSE ENTITY -- 1.2%
   American Achievement, Ser B
       11.625%, 01/01/07               2,500           2,550
   PCA Finance LLC (A)
       11.875%, 08/01/09               1,500           1,530
   Tech Olympic USA (A)
       10.375%, 07/01/12               2,825           2,585
        9.000%, 07/01/10                 550             503




--------------------------------------------------------------------------------
88          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Von Hoffman (A)
       10.250%, 03/15/09              $1,500        $  1,410
                                                    --------
                                                       8,578
                                                    --------

STEEL & STEEL WORKS -- 0.2%
   AK Steel (A)
        7.750%, 06/15/12               1,835           1,817
                                                    --------

TELEPHONES & TELECOMMUNICATIONS -- 4.5%
   AT&T Wireless
        8.125%, 05/01/12               1,000             770
        7.875%, 03/01/11                 750             577
   Block Communications
        9.250%, 04/15/09               3,475           3,475
   Crown Castle International
       10.750%, 08/01/11               3,425           2,295
   Echostar DBS
       10.375%, 10/01/07               3,925           3,886
        9.375%, 02/01/09               6,000           5,760
        9.125%, 01/15/09 (A)           2,450           2,303
   GCI
        9.750%, 08/01/07                 970             582
   Insight Midwest
       10.500%, 11/01/10                 600             534
   Nextel Communications
       12.000%, 11/01/08               2,085           1,751
        9.375%, 11/15/09               2,050           1,558
       17.789%, 10/31/07 (B)           1,000             780
   Pac-West Telecommunications
       13.500%, 02/01/09               1,900             627
   Qwest
        7.200%, 11/01/04                 600             546
   Qwest Capital Funding
        7.900%, 08/15/10               4,100           1,845
        7.250%, 02/15/11                 250             111
   Telecorp PCS
       10.625%, 07/15/10               1,775           1,562
   Time Warner LLC
        9.750%, 07/15/08               2,050             882
   Triton PCS
       17.830%, 05/01/08 (B)           1,000             655
        9.375%, 02/01/11               4,900           3,332
                                                    --------
                                                      33,831
                                                    --------

TRANSPORTATION SERVICES -- 0.5%
   Allied Holdings, Ser B
        8.625%, 10/01/07                 500             385
   North American
       13.375%, 12/01/09               1,000             980
   Oshkosh Truck
        8.750%, 03/01/08               2,000           2,067
                                                    --------
                                                       3,432
                                                    --------


--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
WHOLESALE -- 1.3%
   B&G Foods, Ser D
        9.625%, 08/01/07              $3,000        $  3,053
   Fleming
       10.125%, 04/01/08               2,200           1,716
        9.875%, 05/01/12 (A)           2,725           1,444
        9.250%, 06/15/10                 400             304
   Fleming, Ser D
       10.625%, 07/31/07               2,835           1,644
   Owens & Minor
        8.500%, 07/15/11                 500             520
   Roundy's (A)
        8.875%, 06/15/12               1,000             975
                                                    --------
                                                       9,656
                                                    --------

Total Corporate Obligations
   (Cost $743,137)                                   714,320
                                                    --------


COMMON STOCK -- 0.0%
   Aurora Foods (D)*                  85,892              56
                                                    --------
Total Common Stock
   (Cost $105)                                            56
                                                    --------

PREFERRED/CONVERTIBLE STOCK -- 0.0%
   Pegasus Satellite PIK*                 13              --
   Pegasus Satellite, Ser A1 PIK (A)*      1              --
                                                    --------
Total Preferred/Convertible Stock
   (Cost $0)                                              --
                                                    --------


CONVERTIBLE BOND -- 0.2%
   Duane Reade CV to 14.1265 (B)
     2.148%, 04/16/22                  2,500           1,094
   Solectron CV to 12.3309 (E)
     3.081%, 05/08/20                    950             550
                                                    --------
Total Convertible Bond
   (Cost $1,554)                                       1,644
                                                    --------

WARRANTS -- 0.0%
   Horizon PCS, Expires 10/01/10 (F)*  3,100              --
   IPCS, Expires 07/15/10 (F)*         1,250               1
   IWO Holdings, Expires 01/15/11 (F)* 1,850              --
   Key Energy Services,
     Expires 01/15/09*                 1,150              50
   Leap Wireless International,
     Expires 04/15/10 (F)*             4,700               1
   Pegasus Communications,
     Expires 01/01/07 (F)*               250              --
   Travelcenters of America,
     Expires 05/01/09 (F)*             7,500              75
                                                    --------
Total Warrants
   (Cost $22)                                            127
                                                    --------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          89

STATEMENT OF NET ASSETS


High Yield Bond Fund (Concluded)

September 30, 2002
--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.3%
   Evergreen Institutional
     Money Market Fund             2,372,315        $  2,372
                                                    ---------
Total Cash Equivalent
   (Cost $2,372)                                       2,372
                                                    ---------


REPURCHASE AGREEMENT -- 1.5%
   Morgan Stanley Dean Witter
     1.860%, dated 09/30/02, matures
     10/01/02, repurchase price
     $11,275,823 (collateralized by
     FNMA obligations, total market
     value: $11,500,746)             $11,275          11,275
                                                    ---------
Total Repurchase Agreement
   (Cost $11,275)                                     11,275
                                                    ---------
Total Investments -- 97.9%
   (Cost $758,465)                                   729,794
                                                    ---------


OTHER ASSETS AND LIABILITIES, NET:
Investment Advisory Fees Payable                        (271)
Management Fees Payable                                 (223)
Shareholder Servicing Fees Payable                       (29)
Other Assets and Liabilities                          16,254
                                                    ---------
Total Other Assets & Liabilities, Net -- 2.1%         15,731
                                                    ---------




--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par
   value) based on
   98,116,325 outstanding shares
   of beneficial interest                           $993,987
Undistributed net investment income                      127
Accumulated net realized loss on investments        (219,918)
Net unrealized depreciation on investments           (28,671)
                                                    ---------
Total Net Assets -- 100.0%                          $745,525
                                                    =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $7.60
                                                    =========
* Non-income producing security.
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on September 30, 2002. The coupon on a step bond changes on a specified date.
(C) In default on interest payments.
(D) Restricted Securities, Not Readily Marketable (See Note 2).
(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.
(F) Securities considered illiquid. The total value of such securities as of September 30, 2002 was $82,438.
CV -- Convertible Security
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
LP -- Limited Partnership
PCS -- Personal Communication System
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
90          SEI Institutional Managed Trust / Annual Report / September 30, 2002

Statement of Assets and Liabilities ($ Thousands)


September 30, 2002

-------------------------------------------------------------------------------
                                                                       CAPITAL
                                                                  APPRECIATION
                                                                          FUND
-------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $6,943)                                  $ 6,224
   Collateral received on securities lent                                  306
   Receivable for investment securities sold                               378
   Dividends and interest receivable                                         4
-------------------------------------------------------------------------------
   Total Assets                                                          6,912
-------------------------------------------------------------------------------

LIABILITIES:
   Payable upon return on securities lent                                  306
   Payable for capital shares redeemed                                      56
   Investment advisory fees payable                                          3
   Management fees payable                                                   3
   Shareholder servicing fees payable                                        1
   Accrued expense payable                                                   1
   Variation margin payable                                                  5
-------------------------------------------------------------------------------
   Total Liabilities                                                       375
-------------------------------------------------------------------------------
Total Net Assets                                                       $ 6,537
-------------------------------------------------------------------------------

NET ASSETS:
   Paid-in-Capital -- Class A
     (unlimited authorization -- no par value)
     based on 2,014,573 outstanding shares of beneficial interest       14,178
   Accumulated net realized loss on investments                         (6,890)
   Net unrealized depreciation on investments                             (719)
   Net unrealized depreciation on futures                                  (32)
-------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                             $ 6,537
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $3.25
-------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          91

Statements of Operations ($ Thousands)


For the year ended September 30, 2002


--------------------------------------------------------------------------------------------------------------------------------
                                          TAX-MANAGED         LARGE CAP          LARGE CAP     TAX-MANAGED          SMALL
                                            LARGE CAP             VALUE             GROWTH       SMALL CAP      CAP VALUE
                                                 FUND              FUND               FUND            FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                $  24,684         $  76,840        $  20,751          $  1,194         $ 13,069
   Interest Income                              1,730             2,073            2,605               255              723
   Income from Securities Lending                 148               303              308                18               98
   Less: Foreign Taxes Withheld                   (32)              (13)            (164)               (2)             (17)
--------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                     26,530            79,203           23,500             1,465           13,873
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                              6,206            13,335           12,850               576            3,103
   Investment Advisory Fees                     7,092            13,335           14,686             1,070            5,763
   Custodian Fees                                 132               341              268                11               84
   Wire Agent Fees                                 45                99               98                 3               22
   Professional Fees                               41                92               91                 3               20
   Registration Fees                               --                33              (93)              (11)             (16)
   Printing Fees                                  130               262              255                11               60
   Trustee Fees                                    16                34               33                 1                8
   Shareholder Servicing Fees -- Class A        4,429             9,513            9,165               412            2,216
   Shareholder Servicing Fees -- Class I           --                12               14                --                1
   Shareholder Servicing Fees -- Class Y            2                --               --                --             --
   Administration Servicing Fees-- Class I         --                11               14                --                1
   Other Expenses                                  29                45               35                 5               13
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                              18,122            37,112           37,416             2,081           11,275
--------------------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                  (1,155)           (3,721)          (2,060)             (162)            (100)
     Shareholder Servicing Fees                (1,898)             (994)          (4,138)             (109)          (1,420)
     Management Fees                               (3)               --               --                --             --
--------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                15,066            32,397           31,218             1,810            9,755
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                   11,464            46,806           (7,718)             (345)           4,118
--------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from:
     Security Transactions                   (219,989)         (108,644)(1)     (628,265)(2)        (6,820)          35,160
     Futures Contracts                         (4,732)           (1,857)         (26,590)              227             (395)
     Written Options Contracts                     --                --               --                --              --
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                             (172,286)         (591,472)        (214,318)           (9,421)         (41,411)
     Futures Contracts                         (1,575)           (1,510)           4,598               (78)            (508)
     Written Options Contracts                     --                --               --                --             --
--------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS                        $(387,118)        $(656,677)       $(872,293)         $(16,437)        $ (3,036)
--------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                SMALL                  CAPITAL
                                           CAP GROWTH   MID-CAP   APPRECIATION        EQUITY     BALANCED   CORE FIXED  HIGH YIELD
                                                 FUND      FUND           FUND   INCOME FUND         FUND  INCOME FUND   BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                  $ 1,792    $  628          $  48         $ 382        $  74     $     --     $    83
   Interest Income                              1,370        26             15            25          373      200,148      73,957
   Income from Securities Lending                 377         3             --             1            3          128          --
   Less: Foreign Taxes Withheld                    (3)       --             --            (1)          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                      3,536       657             63           407          450      200,276      74,040
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                              3,021       166             44            62           53       10,085       2,716
   Investment Advisory Fees                     5,610       189             50            71           60        9,905       3,783
   Custodian Fees                                  70        10              1             1            3          253          55
   Wire Agent Fees                                 24        --             --             1            1           88          18
   Professional Fees                               20        --             --            --           --           82          16
   Registration Fees                              (48)       (7)            --            --           --           78          13
   Printing Fees                                   61         3              1             1            1          237          50
   Trustee Fees                                     8        --             --            --           --           32           7
   Shareholder Servicing Fees -- Class A        2,156       118             31            44           38        8,999       1,940
   Shareholder Servicing Fees -- Class I            2        --             --            --           --            6          --
   Shareholder Servicing Fees -- Class Y           --        --             --            --           --           --          --
   Administration Servicing Fees-- Class I          2        --             --            --           --            6          --
   Other Expenses                                  13         2              1             2            3          443          66
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                              10,939       481            128           182          159       30,214       8,664
-----------------------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                     (70)       --             (8)          (11)          (8)      (1,270)       (476)
     Shareholder Servicing Fees                (1,372)       (8)           (16)          (21)         (38)      (7,327)     (1,591)
     Management Fees                               --        --             --            --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                 9,497       473            104           150          113       21,617       6,597
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                   (5,961)      184            (41)          257          337      178,659      67,443
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from:
     Security Transactions                   (102,972)    3,158            220         1,077        1,024      101,787     (89,095)
     Futures Contracts                         (1,719)       85           (150)          (17)          --      (19,152)         --
     Written Options Contracts                     --        --             --            --           --        9,982          --
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                              (55,191)   (2,486)        (1,589)       (2,997)      (1,629)     (46,812)     61,586
     Futures Contracts                           (682)      (46)           (32)          (36)          --      (12,123)         --
     Written Options Contracts                     --        --             --            --           --       (1,439)         --
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS                        $(166,525)    $ 895        $(1,592)      $(1,716)     $  (268)    $210,902    $ 39,934
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1) Includes realized loss of $19,307 due to in-kind redemption (see note 9).
(2) Includes realized loss of $48,448 due to in-kind redemption (see note 9).

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002     92 & 93

Statements of Changes in Net Assets ($ Thousands)


For the years or period ended September 30,

---------------------------------------------------------------------------------------------------------------------------------
                                                TAX-MANAGED                   LARGE CAP                   LARGE CAP
                                              LARGE CAP FUND                 VALUE FUND                  GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
                                             2002          2001           2002          2001          2002           2001
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)            $ 11,464  $    11,214       $  46,806    $    43,040   $     (7,718)   $   (11,901)
   Net Realized Gain (Loss) from Investment
     Transactions and Futures Contracts    (224,721)    (329,686)       (110,501)(4)     40,293       (654,855)(5) (1,057,158)
   Net Change in Unrealized Depreciation
     of Investments and Futures Contracts  (173,861)    (347,018)       (592,982)      (288,947)      (209,720)    (1,871,466)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                       (387,118)    (665,490)       (656,677)      (205,614)      (872,293)    (2,940,525)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                (11,226)     (10,653)        (46,169)       (44,116)            --             --
     Class I                                     --           --             (26)            --             --             --
     Class Y                                     (7)          --              --             --             --             --
   Return of Capital:
     Class A                                     --           --              --             --             --             --
   Net Capital Gains:
     Class A                                     --           --         (40,190)       (29,848)            --       (266,670)
     Class D                                     --           --              --             --             --             --
     Class I                                     --           --              (2)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                      (11,233)     (10,653)        (86,387)       (73,964)            --       (266,670)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued          1,490,088(6) 1,187,893       1,892,579      1,984,215      2,190,545      2,856,227
     Reinvestment of Cash Distributions      10,468        9,644          80,977         68,682             --        248,565
     Cost of Shares Redeemed             (1,324,858)    (832,599)     (1,925,539)(7) (1,731,972)    (1,903,757)(7) (1,308,523)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     Derived from Class A Transactions      175,698      364,938          48,017        320,925        286,788      1,796,269
---------------------------------------------------------------------------------------------------------------------------------
   Class D (2):
     Proceeds from Shares Issued                 --           --              --             --             --             --
     Reinvestment of Cash Distributions          --           --              --             --             --             --
     Cost of Shares Redeemed                     --           --              --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class D Transactions                   --           --              --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                 --           --           9,669            169         13,070             99
     Reinvestment of Cash Distributions          --           --              28             --             --             --
     Cost of Shares Redeemed                     --           --          (1,844)            --         (2,052)            --
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                   --           --           7,853            169         11,018             99
---------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued              3,825           --              --             --             --             --
     Reinvestment of Cash Distributions           7           --              --             --             --             --
     Cost of Shares Redeemed                   (178)          --              --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class Y Transactions                3,654           --              --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    Derived from Capital Share Transactions 179,352      364,938          55,870        321,094        297,806      1,796,368
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets   (218,999)    (311,205)       (687,194)        41,516       (574,487)    (1,410,827)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                    1,658,097    1,969,302       3,590,346      3,548,830      3,487,223      4,898,050
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                         $1,439,098   $1,658,097     $ 2,903,152    $ 3,590,346    $ 2,912,736    $ 3,487,223
---------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                    TAX-MANAGED                    SMALL CAP                     SMALL CAP
                                                  SMALL CAP FUND                   VALUE FUND                    GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                              2002         2001(3)          2002            2001             2002           2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)             $     (345)   $      (44)       $  4,118    $    7,138         $  (5,961)     $  (9,253)
   Net Realized Gain (Loss) from Investment
     Transactions and Futures Contracts         (6,593)      (13,357)         34,765       101,863          (104,691)      (252,617)
   Net Change in Unrealized Depreciation
     of Investments and Futures Contracts       (9,499)       (7,940)        (41,919)      (78,168)          (55,873)      (389,169)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                           (16,437)      (21,341)         (3,036)       30,833          (166,525)      (651,039)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                        --            --          (4,698)       (7,664)               --             --
     Class I                                        --            --              (1)           --                --             --
     Class Y                                        --            --              --            --                --             --
   Return of Capital:
     Class A                                        --           (55)             --            --                --             --
   Net Capital Gains:
     Class A                                        --            --         (74,378)      (43,478)               --       (371,791)
     Class D                                        --            --              --            --                --           (902)
     Class I                                                      --              --            --                --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                              --           (55)        (79,077)      (51,142)               --       (372,693)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued               148,756       201,813         595,128       436,453(7)        467,324        806,071
     Reinvestment of Cash Distributions             --            55          71,313        45,176                --        318,503
     Cost of Shares Redeemed                  (113,684)      (55,343)       (686,945)     (564,487)         (515,629)      (856,073)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                  35,072       146,525         (20,504)      (82,858)          (48,305)       268,501
------------------------------------------------------------------------------------------------------------------------------------
   Class D (2):
     Proceeds from Shares Issued                    --            --              --            --                --            185
     Reinvestment of Cash Distributions             --            --              --            --                --            887
     Cost of Shares Redeemed                        --            --              --            --                --         (4,253)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class D Transactions                      --            --              --            --                --         (3,181)
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                    --            --           1,615            --             2,642             57
     Reinvestment of Cash Distributions             --            --               1            --                --             --
     Cost of Shares Redeemed                        --            --            (713)           --              (371)            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                      --            --             903            --             2,271             57
------------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                    --            --              --            --                --             --
     Reinvestment of Cash Distributions             --            --              --            --                --             --
     Cost of Shares Redeemed                        --            --              --            --                --             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class Y Transactions                      --            --              --            --                --             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions            35,072       146,525         (19,601)      (82,858)          (46,034)       265,377
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets        18,635       125,129        (101,714)     (103,167)         (212,559)      (758,355)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                         125,129            --         794,109       897,276           821,437      1,579,792
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                              $143,764      $125,129     $   692,395     $ 794,109         $ 608,878     $  821,437
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1) See Note 5 in the notes to financial statements for additional information.
(2) Class D was fully liquidated on January 31, 2001.
(3) The Tax-Managed Small Cap Fund commenced operations October 31, 2000.
(4) Includes realized loss of $19,307 due to in-kind redemption (see note 9).
(5) Includes realized loss of $48,448 due to in-kind redemption (see note 9).
(6) Includes subscriptions as a result of in-kind transfer of securities (see note 9).
(7) Includes redemptions as a result of in-kind transfer of securities (see note 9).


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002     94 & 95

Statements of Changes in Net Assets ($ Thousands)


For the years or period ended September 30,

---------------------------------------------------------------------------------------------------------------------------------
                                                                                CAPITAL                     EQUITY
                                                 MID-CAP FUND              APPRECIATION FUND              INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
                                             2002          2001           2002          2001          2002           2001
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)            $    184   $     195          $  (41)     $     3        $   257     $    440
   Net Realized Gain (Loss) from Investment
     Transactions, Futures
     and Options Contracts                    3,243      (2,885)             70       (6,806)         1,060        1,140
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments,
     Futures and Options Contracts           (2,532)     (5,060)         (1,621)     (12,480)        (3,033)      (5,294)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                            895      (7,750)         (1,592)     (19,283)        (1,716)      (3,714)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                   (165)       (202)             (4)          --           (298)        (523)
     Class I                                     --          --              --           --             --           --
   Net Capital Gains:
     Class A                                     --      (5,140)             --      (12,787)          (516)      (7,137)
     Class I                                     --          --              --           --             --           --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                         (165)     (5,342)             (4)     (12,787)          (814)      (7,660)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued             60,590      46,394           1,744        6,138          4,067        5,690
     Reinvestment of Cash Distributions         139       4,275               3       10,030            615        5,252
     Cost of Shares Redeemed                (68,936)    (46,749)         (9,216)     (15,538)       (13,759)     (14,390)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     Derived from Class A Transactions       (8,207)      3,920          (7,469)         630         (9,077)      (3,448)
---------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                 --          --              --           --             --           --
     Reinvestment of Cash Distributions          --          --              --           --             --           --
     Cost of Shares Redeemed                     --          --              --           --             --           --
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                   --          --              --           --             --           --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions         (8,207)      3,920          (7,469)         630         (9,077)      (3,448)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets     (7,477)     (9,172)         (9,065)     (31,440)       (11,607)     (14,822)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                       32,976      42,148          15,602       47,042         20,876       35,698
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                           $ 25,499    $ 32,976         $ 6,537      $15,602        $ 9,269      $20,876
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          CORE                    HIGH YIELD
                                                        BALANCED FUND               FIXED INCOME FUND              BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                      2002           2001        2002             2001       2002           2001
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                   $   337       $    647       $ 178,659    $  190,288    $   67,443     $ 78,197
   Net Realized Gain (Loss) from Investment
     Transactions, Futures
     and Options Contracts                          1,024         (6,728)         92,617        81,772       (89,095)    (119,467)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments,
     Futures and Options Contracts                 (1,629)        (4,551)        (60,374)      131,253        61,586        3,919
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                                 (268)       (10,632)        210,902       403,313        39,934      (37,351)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                         (427)          (699)       (178,337)     (190,692)      (67,313)     (78,204)
     Class I                                           --             --            (100)           (1)           --           --
   Net Capital Gains:
     Class A                                           --         (3,010)        (52,227)           --            --           --
     Class I                                           --             --              (2)           --            --           --
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                               (427)        (3,709)       (230,666)     (190,693)      (67,313)     (78,204)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                    3,441          5,264       1,631,065     1,449,324       364,174      254,618
     Reinvestment of Cash Distributions               358          3,235         212,027       174,201        64,439       75,415
     Cost of Shares Redeemed                      (19,401)       (13,869)     (1,655,330)   (1,430,186)     (377,023)    (257,105)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                    (15,602)        (5,370)        187,762       193,339        51,590       72,928
----------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                       --             --           4,858            84            --           --
     Reinvestment of Cash Distributions                --             --              92             1            --           --
     Cost of Shares Redeemed                           --             --            (881)           --            --           --
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                         --             --           4,069            85            --           --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions              (15,602)        (5,370)        191,831       193,424        51,590       72,928
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets          (16,297)       (19,711)        172,067       406,044        24,211      (42,627)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                             19,372         39,083       3,519,147     3,113,103       721,314      763,941
----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                  $ 3,075        $19,372      $3,691,214    $3,519,147     $ 745,525    $ 721,314
----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1) See Note 5 in the notes to financial statements for additional information. The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002     96 & 97

Financial Highlights


For the periods ended September 30,
For a Share Outstanding Throughout the Periods

--------------------------------------------------------------------------------------------------------------------------------

                                      Net Realized
                                               and                 Distributions
                Net Asset        Net    Unrealized   Distributions          from                                      Ratio of
                   Value, Investment         Gains        from Net      Realized  Net Asset            Net Assets     Expenses
                Beginning     Income      (Losses)      Investment       Capital Value, End   Total End of Period   to Average
                of Period     (Loss) on Securities          Income         Gains  of Period  Return  ($Thousands)   Net Assets
--------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2002          $ 9.49       $ 0.06      $(1.98)          $(0.07)      $    --     $ 7.50   (20.44)%  $1,436,467      0.85%
   2001           13.62         0.07       (4.13)           (0.07)           --       9.49   (29.92)    1,658,097      0.85
   2000           12.65         0.09        1.00            (0.09)        (0.03)     13.62     8.66     1,969,302      0.85
   1999            9.61         0.08        3.04            (0.08)           --      12.65    32.60       710,136      0.85
   1998(1)        10.00         0.04       (0.42)           (0.01)           --       9.61    (3.82)+     170,097      0.85

TAX-MANAGED LARGE CAP FUND
 Class Y
   2002(2)       $10.45       $ 0.05      $(2.98)          $(0.02)      $    --     $ 7.50   (28.05)+% $    2,631      0.55%

LARGE CAP VALUE FUND
 Class A
   2002          $17.39       $ 0.21      $(3.26)          $(0.21)       $(0.19)    $13.94   (18.06)%  $2,896,977      0.85%
   2001           18.70         0.21       (1.14)           (0.22)        (0.16)     17.39    (5.08)    3,590,194      0.85
   2000           18.97         0.27        0.56            (0.26)        (0.84)     18.70     4.47     3,548,830      0.85
   1999           17.31         0.24        2.67            (0.24)        (1.01)     18.97    17.13     2,452,540      0.85
   1998           19.37         0.25       (0.42)           (0.26)        (1.63)     17.31    (1.40)    1,410,903      0.85
 Class I
   2002          $17.39       $ 0.19      $(3.28)          $(0.17)       $(0.19)    $13.94   (18.24)%  $    6,175      1.10%
   2001(3)        19.38         0.03       (2.02)              --            --      17.39   (10.27)+         152      1.10

LARGE CAP GROWTH FUND
 Class A
   2002          $16.73       $(0.04)(7)  $(3.72)          $   --        $   --     $12.97   (22.47)%  $2,904,802      0.85%
   2001           36.24        (0.06)     (17.75)              --         (1.70)     16.73   (51.08)    3,487,142      0.85
   2000           28.58        (0.04)       8.67               --         (0.97)     36.24    30.67     4,898,050      0.85
   1999           21.01        (0.05)       7.92               --         (0.30)     28.58    37.74     2,626,807      0.85
   1998           20.40         0.03        1.62            (0.04)        (1.00)     21.01     8.35     1,379,199      0.85
 Class I
   2002          $16.72       $(0.07)(7)  $(3.73)          $   --        $   --     $12.92   (22.73)%  $    7,934      1.10%
   2001(3)        20.60        (0.01)      (3.87)              --            --      16.72   (18.83)+          81      1.10

TAX-MANAGED SMALL CAP FUND
 Class A
   2002          $ 8.15       $(0.01)     $(0.60)          $   --            --     $ 7.54    (7.48)%  $  143,764      1.10%
   2001(4)        10.00           --       (1.84)           (0.01)(6)        --       8.15   (18.46)+     125,129      1.10

SMALL CAP VALUE FUND
 Class A
   2002          $15.66       $ 0.08      $(0.21)          $(0.09)       $(1.45)    $13.99    (2.20)%  $  691,668      1.10%
   2001           16.13         0.13        0.36            (0.14)        (0.82)     15.66     3.12       794,109      1.10
   2000           14.06         0.15        2.05            (0.13)           --      16.13    15.74       897,276      1.10
   1999           13.67         0.05        0.57            (0.05)        (0.18)     14.06     4.47       572,125      1.10
   1998           17.85         0.05       (2.22)           (0.04)        (1.97)     13.67   (13.68)      430,010      1.10
 Class I
   2002(5)       $16.47       $ 0.02      $(2.49)          $(0.01)       $   --     $13.99   (14.99)+% $      727      1.35%

SMALL CAP GROWTH FUND
 Class A
   2002          $12.35       $(0.09)(7)  $(2.64)          $   --        $   --     $ 9.62   (22.11)%  $  606,999      1.10%
   2001           30.57        (0.14)     (10.81)              --         (7.27)     12.35   (42.83)      821,391      1.10
   2000           21.12        (0.01)      11.28               --         (1.82)     30.57    55.28     1,575,462      1.10
   1999           13.68        (0.12)       7.62               --         (0.06)     21.12    55.00       931,024      1.10
   1998           19.32        (0.08)      (4.92)              --         (0.64)     13.68   (26.53)      536,393      1.10
 Class I
   2002          $12.35       $(0.08)(7)  $(2.68)          $   --        $   --     $ 9.59   (22.35)%  $    1,879      1.35%
   2001(3)        15.59        (0.02)      (3.22)              --            --      12.35   (20.78)+          46      1.35



-------------------------------------------------------------------
                                           Ratio of Net
                  Ratio of Net   Ratio of    Investment
                    Investment   Expenses Income (Loss)
                        Income to Average    to Average
                        (Loss) Net Assets    Net Assets   Portfolio
                    to Average (Excluding    (Excluding    Turnover
                    Net Assets   Waivers)      Waivers)        Rate
-------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2002                0.65%        1.03%       0.47%       80%
   2001                0.60         1.01        0.44        84
   2000                0.69         1.06        0.48        47
   1999                0.71         0.90        0.66        21
   1998(1)             1.18         0.90        1.13        12

TAX-MANAGED LARGE CAP FUND
 Class Y
   2002(2)             1.03%        0.72%       0.86%       80%

LARGE CAP VALUE FUND
 Class A
   2002                1.23%        0.97%       1.11%       41%
   2001                1.11         0.97        0.99        89
   2000                1.55         0.97        1.43        70
   1999                1.26         0.85        1.26        49
   1998                1.42         0.85        1.42        79
 Class I
   2002                1.01%        1.22%       0.89%       41%
   2001(3)             1.09         1.22        0.97        89

LARGE CAP GROWTH FUND
 Class A
   2002               (0.21)%       1.02%      (0.38)%      62%
   2001               (0.29)        1.03       (0.47)      112
   2000               (0.32)        1.02       (0.49)       69
   1999               (0.24)        0.90       (0.29)       45
   1998                0.11         0.90        0.06        80
 Class I
   2002               (0.41)%       1.27%      (0.58)%      62%
   2001(3)            (0.45)        1.28       (0.63)      112

TAX-MANAGED SMALL CAP FUND
 Class A
   2002               (0.21)%       1.26%      (0.37)%      86%
   2001(4)            (0.04)        1.30       (0.24)       82

SMALL CAP VALUE FUND
 Class A
   2002                0.46%        1.27%       0.29%       48%
   2001                0.78         1.26        0.62        99
   2000                1.03         1.28        0.85       119
   1999                0.38         1.10        0.38       130
   1998                0.34         1.10        0.34        77
 Class I
   2002(5)             0.21%        1.52%       0.04%       48%

SMALL CAP GROWTH FUND
 Class A
   2002               (0.69)%       1.27%      (0.86)%     156%
   2001               (0.80)        1.29       (0.99)      157
   2000               (0.74)        1.27       (0.91)      182
   1999               (0.72)        1.10       (0.72)      141
   1998               (0.56)        1.10       (0.56)      128
 Class I
   2002               (0.71)%       1.53%      (0.89)%     156%
   2001(3)            (1.12)        1.54       (1.31)      157




--------------------------------------------------------------------------------
98          SEI Institutional Managed Trust / Annual Report / September 30, 2002

--------------------------------------------------------------------------------------------------------------------------------

                                      Net Realized
                                               and                 Distributions
                Net Asset        Net    Unrealized   Distributions          from                                      Ratio of
                   Value, Investment         Gains        from Net      Realized  Net Asset            Net Assets     Expenses
                Beginning     Income      (Losses)      Investment       Capital Value, End   Total End of Period   to Average
                of Period     (Loss) on Securities          Income         Gains  of Period  Return  ($Thousands)   Net Assets
--------------------------------------------------------------------------------------------------------------------------------
MID-CAP FUND
 Class A
   2002            $12.19     $ 0.06      $(0.46)(8)       $(0.05)     $    --      $11.74   (3.34)%   $   25,499       1.00%
   2001             17.42       0.07       (3.22)           (0.08)       (2.00)      12.19  (19.59)        32,976       1.00
   2000             15.19       0.07        3.76            (0.07)       (1.53)      17.42   27.14         42,148       1.00
   1999             14.00       0.07        2.21            (0.07)       (1.02)      15.19   16.53         34,995       1.00
   1998             19.56       0.13       (2.67)           (0.15)       (2.87)      14.00  (15.41)        35,160       1.00

CAPITAL APPRECIATION FUND
 Class A
   2002            $ 4.13     $(0.02)     $(0.86)          $   --(9)   $    --      $ 3.25  (21.29)%   $    6,537       0.84%
   2001             11.80       0.--       (4.34)              --        (3.33)       4.13  (48.17)        15,602       0.84
   2000             13.23       0.05        2.03            (0.08)       (3.43)      11.80   18.46         47,042       0.84
   1999             14.01       0.07        2.92            (0.09)       (3.68)      13.23   23.13         84,597       0.84
   1998             18.20       0.16        0.92            (0.16)       (5.11)      14.01    7.08        118,741       0.84

EQUITY INCOME FUND
 Class A
   2002            $ 6.21     $ 0.10      $(1.19)          $(0.10)     $ (0.16)     $ 4.86  (18.49)%   $    9,269       0.85%
   2001              9.30       0.11       (1.12)           (0.13)       (1.95)       6.21  (13.46)        20,876       0.85
   2000             12.59       0.20        0.50            (0.22)       (3.77)       9.30    6.60         35,698       0.85
   1999             14.61       0.24        1.87            (0.24)       (3.89)      12.59   15.35         80,835       0.85
   1998             18.02       0.41       (0.09)           (0.38)       (3.35)      14.61    1.51        116,576       0.85

BALANCED FUND
 Class A
   2002            $ 7.52     $ 0.31      $(0.90)          $(0.29)     $    --      $ 6.64   (8.12)%   $    3,075       0.75%
   2001             12.08       0.21       (3.60)           (0.22)       (0.95)       7.52  (30.33)        19,372       0.75
   2000             12.49       0.28        0.80            (0.31)       (1.18)      12.08    9.18         39,083       0.75
   1999             13.17       0.31        1.10            (0.34)       (1.75)      12.49   11.22         54,487       0.75
   1998             14.06       0.41        0.80            (0.40)       (1.70)      13.17    9.49         56,256       0.75

CORE FIXED INCOME FUND
 Class A
   2002            $10.75     $ 0.52       $0.08           $(0.52)     $ (0.16)     $10.67    5.89%    $3,686,946       0.60%
   2001             10.08       0.61        0.67            (0.61)          --       10.75   13.00      3,519,061       0.60
   2000             10.03       0.62        0.05            (0.62)          --       10.08    6.97      3,113,103       0.60
   1999             10.92       0.56       (0.66)           (0.56)       (0.23)      10.03   (0.96)     2,348,453       0.60
   1998             10.40       0.61        0.54            (0.61)       (0.02)      10.92   11.42      1,465,285       0.60
 Class I
   2002            $10.76     $ 0.49      $ 0.07           $(0.49)     $ (0.16)     $10.67    5.53%    $    4,268       0.85%
   2001(3)          10.60       0.08        0.16            (0.08)          --       10.76    2.28+            86       0.85

HIGH YIELD BOND FUND
 Class A
   2002            $ 7.86     $ 0.70      $(0.26)          $(0.70)     $    --      $ 7.60    5.45%    $  745,525       0.85%
   2001              9.15       0.88       (1.29)           (0.88)          --        7.86   (4.76)       721,314       0.85
   2000             10.11       0.96       (0.96)           (0.96)          --        9.15   (0.09)       763,941       0.85
   1999             10.81       1.02       (0.64)           (1.02)       (0.06)      10.11    3.51        507,218       0.85
   1998             11.66       1.04       (0.75)           (1.04)       (0.10)      10.81    2.25        314,937       0.85



------------------------------------------------------------------
                                          Ratio of Net
                 Ratio of Net   Ratio of    Investment
                   Investment   Expenses Income (Loss)
                       Income to Average    to Average
                       (Loss) Net Assets    Net Assets   Portfolio
                   to Average (Excluding    (Excluding    Turnover
                   Net Assets   Waivers)      Waivers)        Rate
------------------------------------------------------------------
MID-CAP FUND
 Class A
   2002                 0.39%     1.02%         0.37%         222%
   2001                 0.51      1.02          0.49          193
   2000                 0.48      1.05          0.43          170
   1999                 0.40      1.00          0.40          139
   1998                 0.93      1.00          0.93          106

CAPITAL APPRECIATION FUND
 Class A
   2002                (0.33)%    1.03%        (0.52)%         39%
   2001                 0.01      1.15         (0.30)         133
   2000                 0.41      1.02          0.23          140
   1999                 0.47      0.91          0.41          147
   1998                 1.03      0.89          0.98          238

EQUITY INCOME FUND
 Class A
   2002                 1.45%     1.03%         1.27%           4%
   2001                 1.53      1.09          1.29           17
   2000                 1.88      1.02          1.71           91
   1999                 1.66      0.91          1.60           75
   1998                 1.85      0.90          1.80           66

BALANCED FUND
 Class A
   2002                 2.22%     1.05%         1.92%          87%
   2001                 2.22      1.03          1.94          132
   2000                 2.34      1.02          2.07          205
   1999                 2.39      0.75          2.39          188
   1998                 2.90      0.80          2.85          183

CORE FIXED INCOME FUND
 Class A
   2002                 4.96%     0.84%         4.72%         379%
   2001                 5.79      0.84          5.55          358
   2000                 6.27      0.83          6.04          265
   1999                 5.47      0.60          5.47          334
   1998                 5.77      0.60          5.77          344
 Class I
   2002                 4.52%     1.09%         4.28%         379%
   2001(3)              5.01      1.09          4.77          358

HIGH YIELD BOND FUND
 Class A
   2002                 8.67%     1.12%         8.40%         126%
   2001                10.27      1.12         10.00          105
   2000                 9.92      1.12          9.65           40
   1999                 9.62      0.89          9.58           17
   1998                 8.94      0.89          8.90           56


 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on March 5, 1998. All ratios for the period have been annualized.
(2) Commenced operations on April 8, 2002. All ratios for the period have been annualized.
(3) Commenced operations on August 6, 2001. All ratios for the period have been annualized.
(4) Commenced operations on October 31, 2000. All ratios for the period have been annualized.
(5) Commenced operations on February 11, 2002. All ratios for the period have been annualized.
(6) Return of Capital.
(7) Based on average shares outstanding.
(8) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(9) Amount represents less than $0.01 per share.
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002          99

Notes to Financial Statements



1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 12 diversified Funds (the "Funds"): Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds. The Trust is registered to offer Class A shares of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds, Class I shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth and Core Fixed Income Funds, and Class Y shares of Tax-Managed Large Cap Fund. Effective January 31, 2001, Class D shares for the Small Cap Growth Fund were fully liquidated. The Funds' prospectus provides a description of each Fund's investment objective, policies, and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost which approximates market value. Subject to the foregoing, other securities for which quotations are not readily available are valued in accordance with fair value procedures as determined in good faith by the Board of Trustees.

NET ASSET VALUE PER SHARE -- The value of an individual share in a Fund is computed by adding the value of the proportionate interest of each class in a Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Adviser of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

DISCOUNT AND PREMIUM AMORTIZATION -- Amortization and accretion is calculated using the scientific interest method which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the funds on the basis of relative net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

FUTURES CONTRACTS -- The Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Mid-Cap, Capital Appreciation and Equity Income Funds utilized S&P 500 Composite Index futures contracts; the Tax-Managed Small Cap, Small Cap Value, and the Small Cap Growth Funds utilized the Russell 2000 Index future contracts and the Core Fixed Income Fund utilized U.S. Treasury Notes, 5 and 10 year notes, 30 year bonds and Euro futures contracts during the year ended September 30, 2002. The Funds' investments in S&P 500 Composite Index and Russell 2000 Index futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.


--------------------------------------------------------------------------------
100         SEI Institutional Managed Trust / Annual Report / September 30, 2002

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets and Statements of Assets and Liabilities to the extent of the contract amounts.

The following Funds had Long (Short) futures contracts open as of September 30, 2002.

--------------------------------------------------------------------
                                                         Unrealized
                                 Contract              Appreciation
Contract               Number of    Value Expiration (Depreciation)
Description            Contracts    (000)       Date          (000)
--------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
S&P 500 Composite Index      101  $20,579   12/19/02       $(1,638)
                                                           --------
LARGE CAP VALUE FUND
S&P 500 Composite Index       93   18,949   12/19/02        (1,488)
                                                           --------
LARGE CAP GROWTH FUND
S&P 500 Composite Index       50   10,188   12/19/02          (800)
                                                           --------
TAX-MANAGED SMALL CAP FUND
Russell 2000 Index            15    2,720   12/19/02          (111)
                                                           --------
SMALL CAP VALUE FUND
Russell 2000 Index            69   12,510   12/19/02          (508)
                                                           --------
SMALL CAP GROWTH FUND
Russell 2000 Index           134   24,294   12/19/02          (986)
                                                           --------
MID-CAP FUND
S&P 500 Composite Index        2      408   12/19/02           (41)
                                                           --------
CAPITAL APPRECIATION FUND
S&P 500 Composite Index        2      408   12/19/02           (32)
                                                           --------
EQUITY INCOME FUND
S&P 500 Composite Index        4      815   12/19/02           (36)
                                                           --------

CORE FIXED INCOME FUND
December 2002 5 Year
  Treasury Note            (416)  (47,541)   12/24/02      $  (500)
December 2002 5 Year
  Treasury Note             522    59,655    12/20/02        1,319
December 2002 5 Year
  Treasury Note            (300)  (34,284)   12/19/02         (245)
December 2002 10 Year
  Agency Note               304    33,801    12/24/02          563
December 2002 10 Year
  Treasury Note             357    41,379    12/20/02        1,396
December 2002 10 Year
  CBT Treasury Note      (2,239) (259,514)   12/19/02       (7,074)
December 2002 10 Year


--------------------------------------------------------------------
                                                          Unrealized
                                  Contract              Appreciation
Contract               Number of     Value Expiration (Depreciation)
Description            Contracts     (000)       Date          (000)
--------------------------------------------------------------------
CBT Treasury Note          (904) (104,779)   12/20/02       (3,211)
December 2002 10 Year
  CBT Treasury Note          84     9,736    12/19/02          338
December 2002 30 CBT
  Year Bond                 331    37,817    12/19/02        2,099
                                                          ---------
                                                          $ (5,315)
                                                          ---------

OPTION SELLING/PURCHASING -- Each Fund may invest in financial option contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Core Fixed Income Fund had option contracts as of September 30, 2002 as disclosed in the Fund's Statement of Net Assets.

TBA PURCHASE COMMITMENTS -- The Core Fixed Income Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

MORTGAGE DOLLAR ROLLS -- The Core Fixed Income Fund may enter into mortgage dollar rolls (principally in securities referred to as TBAs or To Be Announced) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002         101

STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes that make interest and principal payments based upon the performance of specified assets or indices.

Structured notes include mortgage-backed securities such as pass-through certificates, collateralized mortgage obligations and interest and principal only components of mortgage backed securities. The Core Fixed Income Fund may also invest in indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.

RESTRICTED SECURITIES -- Certain of the Funds' investments are restricted as to resale. The table below shows the number of shares held, the acquisition date, cost, market value, value per share of such securities and percentage of net assets which the securities comprise as of September 30, 2002:


                                Number  Acquisition
                             Of Shares         Date      Cost
                             ---------  -----------  --------
SMALL CAP VALUE FUND
Aurora Foods                       510      9/30/02        --
HIGH YIELD BOND FUND
Aurora Foods                    85,892     12/27/00   104,820


                          Market Value Value per    Percentage
                           at 09/30/02     Share of Net Assets
                          ------------ --------- -------------
SMALL CAP VALUE FUND
Aurora Foods                   $   332     $0.65         0.00%
HIGH YIELD BOND FUND
Aurora Foods                    55,830      0.65         0.01

ILLIQUID SECURITIES -- Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income and the Balanced Funds; and declared daily and paid monthly for the Core Fixed Income and High Yield Bond Funds.

The Small Cap Value, Mid-Cap, Equity Income and Core Fixed Income Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.


OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on October 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

Prior to June 1, 2001, the Core Fixed Income Fund recorded paydown gains and losses on mortgage- and asset-backed securities as realized gains and losses, not as adjustments to interest income. The implementation of the accounting change had no impact on total net assets of the Fund or the Fund's net asset value, but resulted in a $227,437 decrease in interest income and a corresponding $227,437 increase in realized gains. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

The effect of this change on the financial highlights for the Core Fixed Income Fund, as presented on page 99, for the year ended September 30, 2002 was:

                                 REALIZED    RATIO OF NET INVESTMENT
                        NET        AND         INCOME TO AVERAGE
                    INVESTMENT  UNREALIZED         NET ASSETS
                      INCOME   GAINS(LOSSES)  BEFORE         AFTER
                     PER SHARE   PER SHARE   ADOPTION      ADOPTION
                    ---------- ------------  --------      --------
Core Fixed
Income Fund           --         --
   Class A Shares     --         --             4.97%         4.96%
   Class I Shares     --         --             4.52          4.53







--------------------------------------------------------------------------------
102         SEI Institutional Managed Trust / Annual Report / September 30, 2002

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS

The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this Agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of 0.35% of the average daily net assets of the Tax-Managed Large Cap Class I, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced and High Yield Bond Funds; 0.15% of average daily net assets of the Tax-Managed Large Cap Class Y; and 0.28% of the average daily net assets of the Core Fixed Income Fund. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.

SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Large Cap Value Fund's average daily net assets, at an annual rate of 0.40% of the Tax-Managed Large Cap, Large Cap Growth, Mid-Cap, Capital Appreciation, Equity Income and Balanced Funds' average daily net assets, at an annual rate of 0.65% of the Tax-Managed Small Cap, Small Cap Value and Small Cap Growth Funds' average daily net assets, at an annual rate of 0.275% of the Core Fixed Income Fund's average daily net assets, and at an annual rate of 0.4875% of the High Yield Bond Fund's average daily net assets. The adviser has voluntarily agreed to waive a portion of its fee in an amount equal to 0.05% of the average daily net assets of the Tax-Managed Large Cap, Large Cap Growth, Capital Appreciation, Equity Income, and Balanced Funds.

SIMC has entered into investment sub-advisory agreements with the following parties:


------------------------------------------------------------------
                                              Currently Managing
                                      Date of  a Portion of Fund
Investment Sub-Adviser              Agreement              (Y/N)
------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Alliance Capital Management L.P.     12/16/94               Y
Deutsche Asset Management            02/20/01               N
Equinox Capital Management LLC       09/20/00               Y
LSV Asset Management                 08/03/01               Y
Montag and Caldwell, Inc.            03/12/02               Y
Parametric Portfolio Associates      06/28/01               Y
Peregrine Capital Management         02/16/01               Y
------------------------------------------------------------------
                                              Currently Managing
                                      Date of  a Portion of Fund
Investment Sub-Adviser              Agreement              (Y/N)
------------------------------------------------------------------
Sanford C. Bernstein & Co.           10/02/00               Y
Transamerica Investment
   Management, LLC                   09/17/01               Y

LARGE CAP VALUE FUND
Deutsche Asset Management            02/28/01               Y
Iridian Asset Management LLC         09/06/02               Y
LSV Asset Management                 03/31/95               Y
Sanford C. Bernstein & Co.           12/15/97               Y

LARGE CAP GROWTH FUND
Alliance Capital Management L.P.     12/16/94               Y
McKinley Capital Management          06/26/02               Y
Montag and Caldwell, Inc.            03/12/02               Y
Peregrine Capital Management         12/07/00               Y
Transamerica Investment
   Management, LLC                   09/17/01               Y

TAX-MANAGED SMALL CAP FUND
David J. Green and Company, LLC      10/31/00               Y
LSV Asset Management                 08/14/00               Y
McKinley Capital Management, Inc.    08/14/00               Y
Sawgrass Asset Management LLC        08/14/00               Y
Sterling Capital Management          12/08/00               Y

SMALL CAP VALUE FUND
Artisan Partners Limited Partnership 03/26/99               Y
Chartwell Investment Partners        08/18/00               Y
David J. Greene and Company, LLC     08/14/01               Y
LSV Asset Management                 06/11/97               Y
Security Capital Group, Inc.         05/14/02               Y
Sterling Capital Management          12/08/00               Y

SMALL CAP GROWTH FUND
Mazama Capital Management LLC        12/13/99               Y
McKinley Capital Management Inc.     10/30/00               N
Nicholas-Applegate Capital
   Management, Inc.                  08/11/95               Y
RS Investment Management             03/23/98               Y
Sawgrass Asset Management, LLC       03/30/99               Y
Wall Street Associates               08/11/95               Y
Wellington Management Co., LLP       03/14/02               Y

MID-CAP FUND
Martingale Asset Management, L.P.    09/26/95               Y

CAPITAL APPRECIATION FUND
Transamerica Investment
   Management, LLC                   09/17/01               Y

EQUITY INCOME FUND
HighMark Capital Management, Inc.    06/02/88               Y

BALANCED FUND
Transamerica Investment
   Management, LLC                   09/17/01               Y

CORE FIXED INCOME FUND
BlackRock, Inc.                      01/02/96               Y
Metropolitan West Asset Management   06/26/02               Y
Western Asset Management Company     11/13/95               Y

HIGH YIELD BOND FUND
Nicholas Applegate Capital
   Management, Inc.                  06/25/01               Y
Nomura Corporate Research and
   Asset Management                  09/22/99               Y
Shenkman Capital Management          06/21/01               Y

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002         103

SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class Y shares will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted Administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

4. TRANSACTIONS WITH AFFILIATES

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2002 are as follows ($000):

Tax-Managed Large Cap Fund                            $1,194
Large Cap Value Fund                                     377
Large Cap Growth Fund                                  2,969
Tax-Managed Small Cap Fund                                 8
Small Cap Value Fund                                      24
Capital Appreciation Fund                                 18
Equity Income Fund                                        10
Balanced Fund                                             10
                                                      ------
                                                      $4,610
                                                      ======

For the year ended September 30, 2002, the Funds paid commissions to affiliated broker-dealers as follows:

------------------------------------------------------------
Fund                                                 Amount
------------------------------------------------------------
Tax-Managed Large Cap Fund                       $  119,734
Large Cap Value Fund                                426,300
Large Cap Growth Fund                               657,909
Tax-Managed Small Cap Fund                           19,284
Small Cap Value Fund                                 17,993
Small Cap Growth Fund                                30,093
                                                 ----------
                                                 $1,231,387
                                                 ==========



Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2002, the Distributor retained 100%, Shareholder Servicing fees less the waiver, and 94% of the Administration Servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

The Funds also used the Distributor as an agent in placing repurchase agreements. For this service, the Distributor retains a portion of the interest earned as a commission. Such commissions for the year ended September 30, 2002 are as follows:

Tax-Managed Large Cap Fund                          $ 43,443
Large Cap Value Fund                                  48,452
Large Cap Growth Fund                                 61,358
Tax-Managed Small Cap Fund                             6,090
Small Cap Value Fund                                  14,565
Small Cap Growth Fund                                 14,083
Mid-Cap Fund                                             615
Capital Appreciation Fund                                347
Equity Income Fund                                       591
Balanced Fund                                            121
Core Fixed Income Fund                               206,931
High Yield Bond Fund                                   8,964
                                                    --------
                                                    $405,560
                                                    ========

LSV Asset Management (partially-owned subsidiary of SIMC) serves as the sub-adviser to the Tax-Managed Large Cap, Large Cap Value, Tax-Managed Small Cap and Small Cap Value Funds. For this service the LSV Asset Management is entitled to receive a fee from the SIMC. Such fees for the year ended September 30, 2002 are as follows:

Tax-Managed Large Cap Fund                        $  114,261
Large Cap Value Fund                                 914,467
Tax-Managed Small Cap Fund                           140,568
Small Cap Value Fund                                 720,691
                                                  ----------
                                                  $1,889,987
                                                  ==========



--------------------------------------------------------------------------------
104         SEI Institutional Managed Trust / Annual Report / September 30, 2002

5. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands):



For the years or period ended September 30,

---------------------------------------------------------------------------------------------------------------------------
                                                   TAX-MANAGED                  LARGE CAP                   LARGE CAP
                                                 LARGE CAP FUND                VALUE FUND                  GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
                                              2002            2001          2002          2001           2002          2001
---------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                         149,295(3)      102,206       106,820       104,569        125,849       121,884
     Reinvestment of Cash Distributions      1,073             825         4,467         3,648             --         8,755
     Shares Redeemed                      (133,444)        (72,945)     (109,925)(4)   (91,555)      (110,301)(4)   (57,330)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions               16,924          30,086         1,362        16,662         15,548        73,309
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                              --              --           536             9            735             5
     Reinvestment of Cash Distributions         --              --             2            --             --            --
     Shares Redeemed                            --              --          (104)           --           (126)           --
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   --              --           434             9            609             5
---------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Shares Issued                             371              --            --            --             --            --
     Reinvestment of Cash Distributions          1              --            --            --             --            --
     Shares Redeemed                           (21)             --            --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
   Total Class Y Transactions                  351              --            --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Capital Shares           17,275          30,086         1,796        16,671         16,157        73,314
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                  TAX-MANAGED                   SMALL CAP                   SMALL CAP
                                                SMALL CAP FUND                 VALUE FUND                  GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
                                              2002         2001(1)          2002          2001          2002          2001
---------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                          16,287          21,336        35,316        26,019(3)     34,748        45,676
     Reinvestment of Cash Distributions         --               6         4,359         2,915            --        18,179
     Shares Redeemed                       (12,587)         (5,982)      (40,949)      (33,845)      (38,152)      (48,898)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                3,700          15,360        (1,274)       (4,911)       (3,404)       14,957
---------------------------------------------------------------------------------------------------------------------------
   Class D (2):
     Shares Issued                              --              --            --            --            --             1
     Reinvestment of Cash Distributions         --              --            --            --            --            53
     Shares Redeemed                            --              --            --            --            --          (200)
---------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                   --              --            --            --            --          (146)
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                              --              --            94            --           224             4
     Reinvestment of Cash Distributions         --              --            --            --            --            --
     Shares Redeemed                            --              --           (42)           --           (32)           --
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   --              --            52            --           192             4
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares 3,700          15,360        (1,222)       (4,911)       (3,212)       14,815
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1) The Tax-Managed Small Cap Fund commenced operations October 31, 2000.
(2) Class D was fully liquidated on January 31, 2001.
(3) Includes subscriptions as a result of in-kind transfers of securities (see note 9).
(4) Includes redemptions as a result of in-kind transfers of securities (see note 9).




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002         105

Capital Share Transactions for the funds were as follows (Thousands):



For the years ended September 30,

---------------------------------------------------------------------------------------------------------------------------
                                                                               CAPITAL                       EQUITY
                                                 MID-CAP FUND             APPRECIATION FUND                INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
                                                2002          2001          2002           2001          2002          2001
---------------------------------------------------------------------------------------------------------------------------
   Class A:
     Shares Issued                             4,391         3,274           402            935           643           784
     Reinvestment of Cash Distributions           10           305             1          1,449            97           734
     Shares Redeemed                          (4,935)       (3,293)       (2,166)        (2,591)       (2,193)       (1,994)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                   (534)          286        (1,763)          (207)       (1,453)         (476)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares    (534)          286        (1,763)          (207)       (1,453)         (476)
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                             CORE FIXED                    HIGH YIELD
                                                 BALANCED FUND               INCOME FUND                    BOND FUND
---------------------------------------------------------------------------------------------------------------------------
                                                2002          2001          2002           2001          2002          2001
---------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                               443           576       155,846        138,428        45,411        29,809
     Reinvestment of Cash Distributions           47           325        20,235         16,642         8,047         8,895
     Shares Redeemed                          (2,604)       (1,560)     (157,865)      (136,800)      (47,149)      (30,348)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 (2,114)         (659)       18,216         18,270         6,309         8,356
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                                --            --           468              8            --            --
     Reinvestment of Cash Distributions           --            --             9             --            --            --
     Shares Redeemed                              --            --           (85)            --            --            --
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                     --            --           392              8            --            --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares  (2,114)         (659)       18,608         18,278         6,309         8,356
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.






--------------------------------------------------------------------------------
106         SEI Institutional Managed Trust / Annual Report / September 30, 2002

6. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures during the year ended September 30, 2002, were as follows:


-------------------------------------------------------------
                       U.S. Gov't         Other        Total
                     ($Thousands)  ($Thousands) ($Thousands)
-------------------------------------------------------------
TAX-MANAGED
   LARGE CAP FUND
Purchases           $         --   $1,507,155   $  1,507,155
Sales                         --    1,328,329      1,328,329
LARGE CAP VALUE FUND
Purchases                     --    1,531,159      1,531,159
Sales                         --    1,504,370      1,504,370
LARGE CAP GROWTH FUND
Purchases                     --    2,778,041      2,778,041
Sales                         --    2,174,472      2,174,472
TAX-MANAGED
   SMALL CAP FUND
Purchases                     --      161,725        161,725
Sales                         --      128,145        128,145
SMALL CAP VALUE FUND
Purchases                     --      406,212        406,212
Sales                         --      489,983        489,983
SMALL CAP GROWTH FUND
Purchases                     --    1,285,255      1,285,255
Sales                         --    1,341,869      1,341,869
MID-CAP FUND
Purchases                     --       99,568         99,568
Sales                         --      106,685        106,685
CAPITAL APPRECIATION FUND
Purchases                     --        4,485          4,485
Sales                         --       10,149         10,149
EQUITY INCOME FUND
Purchases                     --          708            708
Sales                         --        9,635          9,635
BALANCED FUND
Purchases                  4,410        8,397         12,807
Sales                      5,153       22,517         27,670
CORE FIXED INCOME FUND
Purchases             11,831,122      929,905     12,761,027
Sales                 11,897,689      743,126     12,640,815
HIGH YIELD BOND FUND
Purchases                     --      967,226        967,226
Sales                         --      908,892        908,892




7. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, which are attributable to different treatment for gains and losses on in-kind transfers of securities, different treatment for gains and losses on paydowns of mortgage- and asset-backed securities, utilization of earnings and profits on shareholder redemptions and net operating losses have been reclassified to/from the following accounts as of September 30, 2002:

---------------------------------------------------------------
                                   Undistributed   Accumulated
                          Paid-in Net Investment      Realized
                          Capital  Income (Loss)   Gain (Loss)
                    ($ Thousands)  ($ Thousands) ($ Thousands)
---------------------------------------------------------------
Large Cap Value Fund     $(18,917)    $     --         $18,917
Large Cap Growth Fund     (56,166)       7,718          48,448
Tax-Managed Small
   Cap Fund                  (345)         345              --
Small Cap Value Fund        6,898         (926)         (5,972)
Small Cap Growth Fund      (5,961)       5,961              --
Mid-Cap Fund                  203          (44)           (159)
Capital Appreciation Fund     (42)          42              --
Equity Income Fund            252          (50)           (202)
Core Fixed Income Fund     10,640       (9,691)           (949)





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002         107

The tax character of dividends and distributions during the last two years were as follows:

--------------------------------------------------------------------------------------------------------
                                        Ordinary         Long-term         Return of
                                          Income      Capital Gain           Capital             Total
                                   ($ Thousands)     ($ Thousands)     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund  2002        $ 11,233         $      --          $     --         $  11,233
                            2001          10,653                --                --            10,653
Large Cap Value Fund        2002          46,212            40,175                --            86,387
                            2001          44,116            29,848                --            73,964
Large Cap Growth Fund       2002              --                --                --                --
                            2001          49,507           214,841             2,322           266,670
Tax-Managed Small Cap Fund  2002              --                --                --                --
                            2001              55                --                --                55
Small Cap Value Fund        2002          46,592            32,485                --            79,077
                            2001          34,999            16,143                --            51,142
Small Cap Growth Fund       2002              --                --                --                --
                            2001         226,189           146,500                 4           372,693
Mid-Cap Fund                2002             165                --                --               165
                            2001           3,444             1,898                --             5,342
Capital Appreciation Fund   2002               3                --                 1                 4
                            2001             794            11,993                --            12,787
Equity Income Fund          2002             298               516                --               814
                            2001             523             7,137                --             7,660
Balanced Fund               2002             427                --                --               427
                            2001           1,177             2,532                --             3,709
Core Fixed Income Fund      2002         213,321            17,345                --           230,666
                            2001         190,693                --                --           190,693
High Yield Bond Fund        2002          67,313                --                --            67,313
                            2001          78,204                --                --            78,204

As of September 30, 2002, the components of Distributable Earnings/ (Accumulated Losses) were as follows:

--------------------------------------------------------------------------------------------------------------
                                   Undistributed Undistributed         Capital            Post     Unrealized
                                        Ordinary     Long-Term            Loss         October   Appreciation
                                          Income  Capital Gain   Carryforwards          Losses (Depreciation)
                                   ($ Thousands) ($ Thousands)   ($ Thousands)   ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund            $  3,304        $    --       $(354,825)      $(191,708)     $(424,058)
Large Cap Value Fund                    12,084             --              --         (86,007)      (743,735)
Large Cap Growth Fund                       --             --        (903,571)       (609,703)      (981,035)
Tax-Managed Small Cap Fund                  --             --         (16,905)         (2,882)       (17,602)
Small Cap Value Fund                        --         23,184              --              --        (51,267)
Small Cap Growth Fund                       --             --        (271,792)        (82,371)      (234,412)
Mid-Cap Fund                                --            223              --              --         (4,044)
Capital Appreciation Fund                   --             --          (6,901)             --           (740)
Equity Income Fund                          --            584              --              --           (448)
Balanced Fund                               31             --          (5,682)             --           (205)
Core Fixed Income Fund                  31,353         32,813              --              --         70,276
High Yield Bond Fund                     5,786            --         (141,061)        (76,984)       (30,544)

Post October losses represent losses realized on investment transactions from November 1, 2001 through September 30, 2002 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

-------------------------------------------------------------------------------------------------------------
                                                                                                Total Capital
                                        Expires         Expires        Expires         Expires Loss Carryover
                                           2010            2009           2008            2007        9/30/02
                                  ($ Thousands)   ($ Thousands)  ($ Thousands)   ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund            $316,236         $37,081          $1,508             --      $354,825
Large Cap Growth Fund                  903,571              --              --             --       903,571
Tax-Managed Small Cap Fund              16,905              --              --             --        16,905
Small Cap Growth Fund                  218,424          53,368              --             --       271,792
Capital Appreciation Fund                6,028             873              --             --         6,901
Balanced Fund                            5,366             316              --             --         5,682
High Yield Bond Fund                   129,196           8,142           3,715              8       141,061



--------------------------------------------------------------------------------
108         SEI Institutional Managed Trust / Annual Report / September 30, 2002

For Federal income tax purposes, the cost of securities owned at September 30, 2002, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2002, were as follows:

----------------------------------------------------------------------------------
                                                                              Net
                                                                       Unrealized
                               Federal   Appreciated   Depreciated   Appreciation
                              Tax Cost    Securities    Securities (Depreciation)
                         ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands)
----------------------------------------------------------------------------------
Tax-Managed Large Cap Fund $1,864,658    $  42,653     $ (466,711)     $(424,058)
Large Cap Value Fund        3,645,250      172,743       (916,478)      (743,735)
Large Cap Growth Fund       3,904,979       82,440     (1,063,475)      (981,035)
Tax-Managed Small
   Cap Fund                   162,056       11,210        (28,812)       (17,602)
Small Cap Value Fund          745,798       81,819       (133,086)       (51,267)
Small Cap Growth Fund         845,691       38,714       (273,126)      (234,412)
Mid-Cap Fund                   29,562          602         (4,646)        (4,044)
Capital Appreciation Fund       6,964          447         (1,187)          (740)
Equity Income Fund              9,812        1,369         (1,817)          (448)
Balanced Fund                   3,552          112           (317)          (205)
Core Fixed Income Fund      4,192,049      184,128       (113,852)        70,276
High Yield Bond Fund          760,338       13,427        (43,971)       (30,544)

8. WRITTEN OPTIONS TRANSACTIONS

Written option transactions entered into during the year ended September 30, 2002 are summarized as follows:


-------------------------------------------------------------
                          Core Fixed Income
-------------------------------------------------------------
                                                    Premium
                             # of Contracts    ($Thousands)
-------------------------------------------------------------
Balance at the beginning of period   20,159        $  1,882
Written                              39,780          16,227
Expired                             (41,513)         (4,121)
Exercised                                --              --
Closing Buys                        (16,314)        (11,459)
-------------------------------------------------------------
Balance at the end of period          2,112        $  2,529
-------------------------------------------------------------

At September 30, 2002 the Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

9. IN-KIND TRANSFERS

During the year ended September 30, 2001, the Small Cap Value Fund issued 42,309 shares of beneficial interest in exchange for securities from an account managed by Sterling Capital Management and Chartwell Investment Partners valued at $726,024.

During the year ended September 30, 2002, the Tax-Managed Large Cap, Large Cap Value and Large Cap Growth Funds issued (redeemed) shares of beneficial interest in exchange for portfolio assets. These securities were transferred at their current value on the date of transaction.


--------------------------------------------------------------
                    Shares Issues
                       (Redeemed)          Value    Gain/Loss
--------------------------------------------------------------
Tax-Managed Large Cap Fund
  2/5/02               25,845,942  $ 262,331,234  $        --
Large Cap Value Fund
  2/5/02               (7,261,285)  (128,524,741) (19,306,553)
Large Cap Growth Fund
  2/5/02               (7,372,259)  (133,806,493) (48,447,623)

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments include repurchase agreements*; which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments**, such as floating rates, commercial paper, and private placements with an average weighted maturity date not to exceed 60 days and a maturity date not to exceed 397 days. The market value of securities on loan at September 30, 2002 and the value of collateral at September 30, 2002, with respect to such loans were as follows:





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002         109

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


---------------------------------------------------------------------
                                     Market Value      Market Value
                                 of Securities Loaned  of Collateral
                                     ($Thousands)       ($Thousands)
---------------------------------------------------------------------
Tax-Managed Large Cap Fund             $ 56,180           $ 59,831
Large Cap Value Fund                    268,743            287,177
Large Cap Growth Fund                   150,383            160,879
Tax-Managed Small Cap Fund               16,923             17,777
Small Cap Value Fund                     49,342             52,409
Small Cap Growth Fund                    82,776             89,584
Mid-Cap Fund                              1,407              1,475
Capital Appreciation Fund                   293                306
Equity Income Fund                          405                425
Core Fixed Income Fund                  457,982            485,485

* At September 30, 2002, the Funds held repurchase agreements yielding 1.95%. with Lehman Brothers and UBS Warburg.

** At September 30, 2002, the maturity dates for the short-term instruments ranged from 10/28/02 to 8/19/03 with yields ranging between 1.64% and 2.82%.


11. SUBSEQUENT EVENT

On March 11, 2002, the Board of Trustees of the Fund approved the liquidation of the Capital Appreciation, Equity Income, and Balanced Funds. The liquidation is scheduled to take place on December 31, 2002, at which time the assets of the Funds will be liquidated and distributed to all remaining shareholders of the Funds.





--------------------------------------------------------------------------------
110         SEI Institutional Managed Trust / Annual Report / September 30, 2002

Report of Independent Accountants


To the Shareholders and Board of Trustees of SEI Institutional Managed Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments for the Capital Appreciation Fund, and the statements of net assets of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds (constituting the SEI Institutional Managed Trust, hereafter referred to as the "Trust") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, each Funds' financial position at September 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for the periods presented and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 22, 2002








--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002         111

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


Set forth below are the names, age, position with the SEI Institutional Managed Funds (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling [1-800-342-5734].


------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                          NUMBER OF
                                         OFFICE                                          PORTFOLIOS
                                           AND                 PRINCIPAL                   IN FUND
     NAME              POSITION(S)      LENGTH OF            OCCUPATION(S)                 COMPLEX     OTHER DIRECTORSHIPS
   ADDRESS,             HELD WITH         TIME                DURING PAST                 OVERSEEN           HELD BY
    AND AGE              TRUSTS          SERVED(1)            FIVE YEARS                 BY TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher        Chairman       since 1986    Currently performs various              66    Trustee of The Advisors' Inner
One Freedom              of the                      services on behalf of SEI                     Circle Fund, The Arbor Fund,
Valley Drive,           Board of                     Investments Company for                       Bishop Street Funds, and The
Oaks, PA 19456          Trustees*                    which Mr. Nesher is                           Expedition Funds.
55 yrs. old                                          compensated.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran        Trustee*       since 1986    Partner, Morgan, Lewis &                66    Trustee of The Advisors' Inner
1701 Market Street                                   Bockius LLP(law firm),                        Circle Fund, The Arbor Fund,
Philadelphia, PA                                     counsel to the Trusts, SEI                    and The Expedition Funds;
19103                                                Investments Company, the                      Director of SEI Investments
62 yrs. old                                          Adviser, the Administrator                    since 1974.
                                                     and the Distributor.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch        Trustee        since 1986    President, Orange County                66    Trustee of STI Classic Funds
One Freedom                                          Publishing Co., Inc.; Publisher,              and STI Classic Variable Trust.
Valley Drive,                                        Paoli News and Paoli Republican;
Oaks, PA 19456                                       and Editor, Paoli Republican,
69 yrs. old                                          October 1981-January 1997.
                                                     President, H&W Distribution, Inc.,
                                                     since July 1984.
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee        since 1995    Retired, Partner, Dechert Price         66    Trustee of The Advisors' Inner
One Freedom                                          & Rhoads, September 1987-                     Circle Fund, The Arbor
Fund, Valley Drive,                                  December 1993.                                and The Expedition Funds.
Oaks, PA 19456
71 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr. Trustee        since 1996    Chief Executive Officer, Newfound       66    Trustee of The Advisors' Inner
One Freedom                                          Consultants Inc. since April 1997.            Circle Fund, The Arbor Fund,
Valley Drive                                         Treasurer and Clerk, Peak Asset               and The Expedition Funds;
Oaks, PA 19456                                       Management, Inc., since 1991.                 Trustee, Navigator Securities
59 yrs. old                                                                                        Lending Trust, since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco      Trustee        since 1999    Principal, Grecoventures (consulting    66    Director, Sonoco, Inc.; Director,
One Freedom`                                         firm) since August 1997. President,           Exelon Energy; Director, Radian,
Valley Drive                                         Corestates Financial Corp., 1991-1997;        Inc.; Trustee, Pennsylvania
Oaks, PA 19456                                       Chief Executive Officer and President,        Real Estate Investment Trust.
56 yrs. old                                          Corestates Bank, N.A., 1991-1997.
------------------------------------------------------------------------------------------------------------------------------------

*  MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED"
   PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF
   THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.

1  EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
   ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER
   DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF
   TRUST.

--------------------------------------------------------------------------------
112         SEI Institutional Managed Trust / Annual Report / September 30, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                           NUMBER OF
                                       OFFICE                                           PORTFOLIOS
                                         AND                 PRINCIPAL                    IN FUND
     NAME            POSITION(S)      LENGTH OF            OCCUPATION(S)                  COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,           HELD WITH         TIME                DURING PAST                  OVERSEEN              HELD BY
    AND AGE            TRUSTS          SERVED(1)            FIVE YEARS                  BY TRUSTEE             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin   President      since 1986       Executive Vice President and            N/A                 N/A
One Freedom            & CEO                         President - Asset Management
Valley Drive,                                        Division of SEI Investments since
Oaks, PA 19456                                       1993. Executive Vice President of
51 yrs. old                                          the Adviser and the Administrator
                                                     since 1994. Senior Vice President
                                                     of the Distributor, 1986-1991; Vice
                                                     President of the Distributor, 1981-1986.
---------------------------------------------------------------------------------------------------------------------------

James R. Foggo   CFO & Controller   since 1998       Vice President and Assistant Secretary  N/A                 N/A
One Freedom                                          of SEI Investments since January 1998.
Valley Drive                                         Vice President and Secretary of the
Oaks, PA 19456                                       Adviser, Administrator and Distributor
38 yrs. old                                          since May 1999. Associate, Paul, Weiss,
                                                     Rifkind, Wharton & Garrison (law firm),
                                                     1998. Associate, Baker & McKenzie
                                                     (law firm), 1995-1998. Associate, Battle
                                                     Fowler L.L.P. (law firm), 1993-1995.
---------------------------------------------------------------------------------------------------------------------------

Timothy D. Barto       Vice         since 1999       Employed by SEI Investments since       N/A                 N/A
One Freedom          President                       October 1999. Vice President and
Valley Drive            and                          Assistant Secretary of the Adviser,
Oaks, PA 19456       Assistant                       Administrator and Distributor since
34 yrs. old          Secretary                       December 1999. Associate, Dechert
                                                     Price & Rhoads (law firm),
                                                     1997-1999. Associate,
                                                     Richter, Miller & Finn (law
                                                     firm), 1993-1997.
---------------------------------------------------------------------------------------------------------------------------

Todd B. Cipperman      Vice         since 1995       Senior Vice President and General       N/A                 N/A
One Freedom          President                       Counsel of SEI Investments; Senior
Valley Drive            and                          Vice President, General Counsel and
Oaks, PA 19456       Assistant                       Secretary of the Adviser, the
36 yrs. old          Secretary                       Administrator and the Distributor
                                                     since 2000. Vice President
                                                     and Assistant Secretary of
                                                     SEI Investments, the
                                                     Adviser, the Administrator
                                                     and the Distributor,
                                                     1995-2000. Associate, Dewey
                                                     Ballantine (law firm),
                                                     1994-1995.
---------------------------------------------------------------------------------------------------------------------------

Lydia A. Gavalis       Vice         since 1998       Vice President and Assistant Secretary  N/A                 N/A
One Freedom          President                       of SEI Investments, the Adviser, the
Valley Drive            and                          Administrator and the Distributor since
Oaks, PA 19456       Assistant                       1998. Assistant General Counsel and
37 yrs. old          Secretary                       Director of Arbitration, Philadelphia
                                                     Stock Exchange, 1989-1998.
---------------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002         113

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)



-------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                            NUMBER OF
                                         OFFICE                                            PORTFOLIOS
                                           AND                 PRINCIPAL                     IN FUND
     NAME              POSITION(S)      LENGTH OF            OCCUPATION(S)                   COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,             HELD WITH         TIME                DURING PAST                   OVERSEEN             HELD BY
    AND AGE              TRUSTS          SERVED(1)            FIVE YEARS                   BY TRUSTEE            TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
Christine M.              Vice         since 1999    Employed by SEI Investments since         N/A                 N/A
McCullough              President                    November 1, 1999. Vice President
One Freedom                and                       and Assistant Secretary of the Adviser,
Valley Drive            Assistant                    the Administrator and the Distributor
Oaks, PA 19456          Secretary                    since December 1999. Associate at
41 yrs. old                                          White and Williams LLP, 1991-1999.
                                                     Associate at Montgomery,
                                                     McCracken, Walker & Rhoads,
                                                     1990-1991.
-------------------------------------------------------------------------------------------------------------------------------

Sherry Kajdan             Vice         since 2001    Vice President and Assistant Secretary    N/A                 N/A
Vetterlein              President                    of SEI Investments Mutual Funds
One Freedom                and                       Services since January 2001.
Valley Drive            Assistant                    Shareholder/Partner, Buchanan
Oaks, PA 19456          Secretary                    Ingersoll Professional Corporation
39 yrs. old                                          (1992-2000).
-------------------------------------------------------------------------------------------------------------------------------

William E. Zitelli, Jr.   Vice         since 2001    Vice President and Assistant Secretary    N/A                 N/A
One Freedom             President                    of the Administrator and Distributor
Valley Drive               and                       since August 2000. Vice President,
Oaks, PA 19456          Assistant                    Merrill Lynch & Co. Asset Management
33 yrs. old             Secretary                    Group (1998-2000). Associate at
                                                     Pepper Hamilton LLP (1997-1998).
                                                     Associate at Reboul, MacMurray, Hewitt,
                                                     Maynard & Kristol (1994-1997).
-------------------------------------------------------------------------------------------------------------------------------

Robert S. Ludwig          Vice         since 1985    Employed by SEI Investments since 1985.   N/A                 N/A
One Freedom             President                    Senior Vice President and Chief Investment
Valley Drive               and                       Officer of SEIAsset Management Group
Oaks, PA 19456          Assistant                    since 1995. Manager of Product
52 yrs. old             Secretary                    Development for SEI's institutional
                                                     mutual funds and repurchase
                                                     trading desk from 1985-1995. Held various
                                                     product management and development positions
                                                     at Chase Econometrics and Interactive Data
                                                     Corporation from 1974-1985.
-------------------------------------------------------------------------------------------------------------------------------

John C. Munch             Vice         since 2002    Vice President and Assistant Secretary    N/A                 N/A
One Freedom             President                    of the Administrator and Distributor
Valley Drive               and                       since November 2001. Associate,
Oaks, PA 19456          Assistant                    Howard, Rice, Nemorvoski, Canady,
31 yrs. old             Secretary                    Falk & Rabkin (law firm), 1998-2001.
                                                     Associate, Seward & Kissel
                                                     LLP (law firm), 1996-1998.
-------------------------------------------------------------------------------------------------------------------------------

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.





--------------------------------------------------------------------------------
114         SEI Institutional Managed Trust / Annual Report / September 30, 2002

Notice to Shareholders  (Unaudited)


For shareholders that do not have a September 30, 2002, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2002, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2002, the Funds of the SEI Institutional Managed Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

----------------------------------------------------------------------------------------------------------------------------
                                       (A)           (B)          (C)
                                    LONG TERM     QUALIFIED    ORDINARY
                                  CAPITAL GAINS 5-YEAR GAINS    INCOME         TOTAL          (D)          (E)        (F)
                                  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  QUALIFYING   TAX-EXEMPT   FOREIGN
FUND                               (TAX BASIS)   (TAX BASIS)   (TAX BASIS)  (TAX BASIS)   DIVIDENDS (1)  INTEREST  TAX CREDIT
-----------------------------------------------------------------------------------------------------------------------------
Tax Managed Large Cap Fund             0%             0%        100%           100%         100%            0%        0%
Large Cap Value Fund                  26%            20%         54%           100%          98%            0%        0%
Large Cap Growth Fund                  0%             0%          0%             0%           0%            0%        0%
Tax Managed Small Cap Fund             0%             0%          0%             0%           0%            0%        0%
Small Cap Value Fund                  45%             0%         55%           100%          42%            0%        0%
Small Cap Growth Fund                  0%             0%          0%             0%           0%            0%        0%
Mid-Cap Fund                          34%             9%         57%           100%          94%            0%        0%
Capital Appreciation Fund              0%             0%        100%           100%           8%            0%        0%
Equity Income Fund                     0%            67%         33%           100%          96%            0%        0%
Balanced Fund                          0%             0%        100%           100%          19%            0%        0%
Core Fixed Income Fund                 3%             5%         92%           100%           0%            0%        0%
High Yield Bond Fund                   0%             0%        100%           100%           0%            0%        0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A) (B) and (C) are based on the percentage of each Fund's total distribution.

Item (D) and (F) are based on the percentage of ordinary income distributions of each Fund.

Item (E) is based on the percentage of gross income of each Fund.






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2002         115

Notes

SEI INSTITUTIONAL MANAGED TRUST ANNUAL REPORT SEPTEMBER 30, 2002



Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY





INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS

SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-087 (9/02)